Document And Entity Information (USD $)	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND IV LP
Entity Central Index Key	0000913778
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 13,605,938	$ 26,489,050
OTHER ASSETS
Cash and cash equivalents	10,156,227	7,526,780
Notes receivable	69,698	69,698
Deferred acquisition costs, net of accumulated amortization	1,786,668	2,567,553
Other assets	838,860	180,995
ASSETS	26,457,391	36,834,076
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	196,892	72,296
Accounts payable - affiliates	53,175,805	54,365,790
Capital contributions payable	1,111,008	1,135,980
LIABILITIES	54,483,705	55,574,066
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(20,579,829)	(11,386,367)
General partner	(7,446,485)	(7,353,623)
PARTNERS' CAPITAL (DEFICIT)	(28,026,314)	(18,739,990)
Liabilities and Stockholders' Equity	26,457,391	36,834,076
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	158,143	479,690
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	158,143	479,690
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	20,000	27,500
Accounts payable - affiliates	2,027,860	2,209,870
Capital contributions payable	0	0
LIABILITIES	2,047,860	2,237,370
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,562,568)	(1,431,851)
General partner	(327,149)	(325,829)
PARTNERS' CAPITAL (DEFICIT)	(1,889,717)	(1,757,680)
Liabilities and Stockholders' Equity	158,143	479,690
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	128,750	244,322
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,000	0
ASSETS	131,750	244,322
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	10,000
Accounts payable - affiliates	1,403,159	1,411,079
Capital contributions payable	0	0
LIABILITIES	1,403,159	1,421,079
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,096,744)	(1,003,039)
General partner	(174,665)	(173,718)
PARTNERS' CAPITAL (DEFICIT)	(1,271,409)	(1,176,757)
Liabilities and Stockholders' Equity	131,750	244,322
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	223,347	156,063
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	500
ASSETS	223,347	156,563
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,918,338	3,025,264
Capital contributions payable	9,352	9,352
LIABILITIES	2,927,690	3,034,616
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,458,216)	(2,630,189)
General partner	(246,127)	(247,864)
PARTNERS' CAPITAL (DEFICIT)	(2,704,343)	(2,878,053)
Liabilities and Stockholders' Equity	223,347	156,563
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	172,186	114,217
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	172,186	114,217
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,478,131	2,427,842
Capital contributions payable	0	0
LIABILITIES	2,478,131	2,427,842
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,998,039)	(2,005,642)
General partner	(307,906)	(307,983)
PARTNERS' CAPITAL (DEFICIT)	(2,305,945)	(2,313,625)
Liabilities and Stockholders' Equity	172,186	114,217
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,726,961	278,922
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,422	0
ASSETS	1,730,383	278,922
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	5,000
Accounts payable - affiliates	2,468,363	2,667,771
Capital contributions payable	0	9,999
LIABILITIES	2,468,363	2,682,770
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(545,303)	(2,194,512)
General partner	(192,677)	(209,336)
PARTNERS' CAPITAL (DEFICIT)	(737,980)	(2,403,848)
Liabilities and Stockholders' Equity	1,730,383	278,922
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,984,103	492,120
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	627,865	1,250
ASSETS	2,611,968	493,370
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	978	16,222
Accounts payable - affiliates	0	914,217
Capital contributions payable	0	0
LIABILITIES	978	930,439
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	2,842,324	(175,254)
General partner	(231,334)	(261,815)
PARTNERS' CAPITAL (DEFICIT)	2,610,990	(437,069)
Liabilities and Stockholders' Equity	2,611,968	493,370
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	271,051	563,940
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	4,363	5,400
ASSETS	275,414	569,340
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	7,460	5,101
Accounts payable - affiliates	499,347	2,560,808
Capital contributions payable	1,293	14,490
LIABILITIES	508,100	2,580,399
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	109,894	(1,650,695)
General partner	(342,580)	(360,364)
PARTNERS' CAPITAL (DEFICIT)	(232,686)	(2,011,059)
Liabilities and Stockholders' Equity	275,414	569,340
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	230,059	312,310
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	65,391
Other assets	7,233	7,233
ASSETS	237,292	384,934
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	7,500	0
Accounts payable - affiliates	1,603,517	2,175,083
Capital contributions payable	10,020	10,020
LIABILITIES	1,621,037	2,185,103
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,163,460)	(1,575,720)
General partner	(220,285)	(224,449)
PARTNERS' CAPITAL (DEFICIT)	(1,383,745)	(1,800,169)
Liabilities and Stockholders' Equity	237,292	384,934
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	386,279	329,156
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,550	3,550
ASSETS	389,829	332,706
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	5,070
Accounts payable - affiliates	1,577,136	1,660,464
Capital contributions payable	40,968	40,968
LIABILITIES	1,618,104	1,706,502
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(872,244)	(1,016,310)
General partner	(356,031)	(357,486)
PARTNERS' CAPITAL (DEFICIT)	(1,228,275)	(1,373,796)
Liabilities and Stockholders' Equity	389,829	332,706
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	82,084	246,671
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	82,084	246,671
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,508,005	3,226,601
Capital contributions payable	10,197	10,197
LIABILITIES	3,518,202	3,236,798
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(3,063,110)	(2,621,579)
General partner	(373,008)	(368,548)
PARTNERS' CAPITAL (DEFICIT)	(3,436,118)	(2,990,127)
Liabilities and Stockholders' Equity	82,084	246,671
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	269,758	304,531
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	500	500
ASSETS	270,258	305,031
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,535,665	1,470,602
Capital contributions payable	127,396	127,396
LIABILITIES	1,663,061	1,597,998
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,151,819)	(1,052,981)
General partner	(240,984)	(239,986)
PARTNERS' CAPITAL (DEFICIT)	(1,392,803)	(1,292,967)
Liabilities and Stockholders' Equity	270,258	305,031
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	233,992	185,230
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	25,000	25,000
ASSETS	258,992	210,230
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,933,577	2,711,114
Capital contributions payable	66,294	66,294
LIABILITIES	2,999,871	2,777,408
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,334,212)	(2,162,248)
General partner	(406,667)	(404,930)
PARTNERS' CAPITAL (DEFICIT)	(2,740,879)	(2,567,178)
Liabilities and Stockholders' Equity	258,992	210,230
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	337,905	429,921
Notes receivable	46,908	46,908
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	22,577	0
ASSETS	407,390	476,829
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,815,554	2,634,439
Capital contributions payable	173,561	173,561
LIABILITIES	2,989,115	2,808,000
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,149,545)	(1,901,497)
General partner	(432,180)	(429,674)
PARTNERS' CAPITAL (DEFICIT)	(2,581,725)	(2,331,171)
Liabilities and Stockholders' Equity	407,390	476,829
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	201,600	277,132
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	201,600	277,132
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	3,403	3,403
Accounts payable - affiliates	1,817,978	1,769,570
Capital contributions payable	69,154	69,154
LIABILITIES	1,890,535	1,842,127
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,446,266)	(1,323,565)
General partner	(242,669)	(241,430)
PARTNERS' CAPITAL (DEFICIT)	(1,688,935)	(1,564,995)
Liabilities and Stockholders' Equity	201,600	277,132
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	63,811	14,637
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	63,811	14,637
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,631,497	3,340,741
Capital contributions payable	0	0
LIABILITIES	3,631,497	3,340,741
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(3,231,619)	(2,992,453)
General partner	(336,067)	(333,651)
PARTNERS' CAPITAL (DEFICIT)	(3,567,686)	(3,326,104)
Liabilities and Stockholders' Equity	63,811	14,637
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	101,782	118,570
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	101,782	118,570
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,055,092	1,842,062
Capital contributions payable	0	0
LIABILITIES	2,055,092	1,842,062
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,651,752)	(1,424,232)
General partner	(301,558)	(299,260)
PARTNERS' CAPITAL (DEFICIT)	(1,953,310)	(1,723,492)
Liabilities and Stockholders' Equity	101,782	118,570
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,437,216	159,780
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	1,437,216	159,780
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	131,000	0
Accounts payable - affiliates	1,975,871	2,001,422
Capital contributions payable	0	0
LIABILITIES	2,106,871	2,001,422
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(484,295)	(1,644,562)
General partner	(185,360)	(197,080)
PARTNERS' CAPITAL (DEFICIT)	(669,655)	(1,841,642)
Liabilities and Stockholders' Equity	1,437,216	159,780
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	287,786	378,738
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	287,786	378,738
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,942,283	1,837,419
Capital contributions payable	138,438	138,438
LIABILITIES	2,080,721	1,975,857
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,559,442)	(1,365,584)
General partner	(233,493)	(231,535)
PARTNERS' CAPITAL (DEFICIT)	(1,792,935)	(1,597,119)
Liabilities and Stockholders' Equity	287,786	378,738
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	30,033
OTHER ASSETS
Cash and cash equivalents	175,521	224,156
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	175,521	254,189
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,552,432	1,488,032
Capital contributions payable	0	0
LIABILITIES	1,552,432	1,488,032
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,144,857)	(1,003,220)
General partner	(232,054)	(230,623)
PARTNERS' CAPITAL (DEFICIT)	(1,376,911)	(1,233,843)
Liabilities and Stockholders' Equity	175,521	254,189
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	127,952
OTHER ASSETS
Cash and cash equivalents	142,890	182,356
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	142,890	310,308
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,411,099	1,324,299
Capital contributions payable	0	0
LIABILITIES	1,411,099	1,324,299
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,059,085)	(807,409)
General partner	(209,124)	(206,582)
PARTNERS' CAPITAL (DEFICIT)	(1,268,209)	(1,013,991)
Liabilities and Stockholders' Equity	142,890	310,308
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	307,320
OTHER ASSETS
Cash and cash equivalents	92,145	81,751
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	92,145	389,071
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,615,847	2,406,215
Capital contributions payable	102	102
LIABILITIES	2,615,949	2,406,317
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,273,622)	(1,772,130)
General partner	(250,182)	(245,116)
PARTNERS' CAPITAL (DEFICIT)	(2,523,804)	(2,017,246)
Liabilities and Stockholders' Equity	92,145	389,071
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	892,598
OTHER ASSETS
Cash and cash equivalents	147,099	194,350
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	226,608
Other assets	1,218	1,218
ASSETS	148,317	1,314,774
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,869,208	2,656,140
Capital contributions payable	100	100
LIABILITIES	2,869,308	2,656,240
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,444,612)	(1,078,882)
General partner	(276,379)	(262,584)
PARTNERS' CAPITAL (DEFICIT)	(2,720,991)	(1,341,466)
Liabilities and Stockholders' Equity	148,317	1,314,774
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	109,918	1,676,228
OTHER ASSETS
Cash and cash equivalents	259,722	341,295
Notes receivable	22,790	22,790
Deferred acquisition costs, net of accumulated amortization	276,642	345,802
Other assets	51,003	51,003
ASSETS	720,075	2,437,118
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,872,773	1,773,533
Capital contributions payable	73,433	73,433
LIABILITIES	1,946,206	1,846,966
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(972,931)	825,189
General partner	(253,200)	(235,037)
PARTNERS' CAPITAL (DEFICIT)	(1,226,131)	590,152
Liabilities and Stockholders' Equity	720,075	2,437,118
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	1,467,908	4,021,942
OTHER ASSETS
Cash and cash equivalents	244,501	226,214
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	267,168	333,960
Other assets	85,341	85,341
ASSETS	2,064,918	4,667,457
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,241,448	1,959,668
Capital contributions payable	121,112	121,112
LIABILITIES	2,362,560	2,080,780
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	26,856	2,882,332
General partner	(324,498)	(295,655)
PARTNERS' CAPITAL (DEFICIT)	(297,642)	2,586,677
Liabilities and Stockholders' Equity	2,064,918	4,667,457
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	1,079,218	2,365,868
OTHER ASSETS
Cash and cash equivalents	342,053	423,458
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	1,131,190	1,413,990
Other assets	0	0
ASSETS	2,552,461	4,203,316
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	21,551	0
Accounts payable - affiliates	1,352,903	1,093,203
Capital contributions payable	252,864	254,640
LIABILITIES	1,627,318	1,347,843
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,153,340	3,064,367
General partner	(228,197)	(208,894)
PARTNERS' CAPITAL (DEFICIT)	925,143	2,855,473
Liabilities and Stockholders' Equity	2,552,461	4,203,316
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	4,953,547	8,228,807
OTHER ASSETS
Cash and cash equivalents	274,823	462,109
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	71,262	89,078
Other assets	0	0
ASSETS	5,299,632	8,779,994
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	5,000	0
Accounts payable - affiliates	1,141,419	1,000,557
Capital contributions payable	16,724	16,724
LIABILITIES	1,163,143	1,017,281
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	4,448,786	8,038,748
General partner	(312,297)	(276,035)
PARTNERS' CAPITAL (DEFICIT)	4,136,489	7,762,713
Liabilities and Stockholders' Equity	5,299,632	8,779,994
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	5,995,347	8,838,302
OTHER ASSETS
Cash and cash equivalents	180,660	305,141
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	40,406	92,724
Other assets	3,788	0
ASSETS	6,220,201	9,236,167
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	927,303	777,775
Capital contributions payable	0	0
LIABILITIES	927,303	777,775
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	5,502,712	8,636,551
General partner	(209,814)	(178,159)
PARTNERS' CAPITAL (DEFICIT)	5,292,898	8,458,392
Liabilities and Stockholders' Equity	$ 6,220,201	$ 9,236,167

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	83,651,080	83,651,080
Units of limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, outstanding	83,644,880	83,646,580
Series Twenty [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,866,700	3,866,700
Units of limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, outstanding	3,865,700	3,865,700
Series Twenty One [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	1,892,700	1,892,700
Units of limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, outstanding	1,890,700	1,890,700
Series Twenty Two [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,564,400	2,564,400
Units of limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, outstanding	2,564,400	2,564,400
Series Twenty Three [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,336,727	3,336,727
Units of limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, outstanding	3,336,727	3,336,727
Series Twenty Four [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,169,878	2,169,878
Units of limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, outstanding	2,169,878	2,169,878
Series Twenty Five [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,026,109	3,026,109
Units of limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, outstanding	3,025,609	3,025,609
Series Twenty Six [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,995,900	3,995,900
Units of limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, outstanding	3,995,200	3,995,900
Series Twenty Seven [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,460,700	2,460,700
Units of limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, outstanding	2,460,700	2,460,700
Series Twenty Eight [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,000,738	4,000,738
Units of limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, outstanding	4,000,238	4,000,238
Series Twenty Nine [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,991,800	3,991,800
Units of limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, outstanding	3,991,800	3,991,800
Series Thirty [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,651,000	2,651,000
Units of limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, outstanding	2,651,000	2,651,000
Series Thirty One [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,417,857	4,417,857
Units of limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, outstanding	4,417,857	4,417,857
Series Thirty Two [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,754,198	4,754,198
Units of limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, outstanding	4,753,698	4,753,698
Series Thirty Three [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,636,533	2,636,533
Units of limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, outstanding	2,635,533	2,636,533
Series Thirty Four [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,529,319	3,529,319
Units of limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, outstanding	3,529,319	3,529,319
Series Thirty Five [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,300,463	3,300,463
Units of limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, outstanding	3,300,463	3,300,463
Series Thirty Six [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,106,837	2,106,837
Units of limited partnership interest, issued	2,106,837	2,106,837
Units of limited partnership interest, outstanding	2,106,837	2,106,837
Series Thirty Seven [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,512,500	2,512,500
Units of limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, outstanding	2,512,500	2,512,500
Series Thirty Eight [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,543,100	2,543,100
Units of limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, outstanding	2,543,100	2,543,100
Series Thirty Nine [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,292,152	2,292,152
Units of limited partnership interest, issued	2,292,152	2,292,152
Units of limited partnership interest, outstanding	2,292,152	2,292,152
Series Forty [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,630,256	2,630,256
Units of limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, outstanding	2,630,256	2,630,256
Series Forty One [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,891,626	2,891,626
Units of limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, outstanding	2,891,626	2,891,626
Series Forty Two [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,744,262	2,744,262
Units of limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, outstanding	2,744,262	2,744,262
Series Forty Three [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,637,987	3,637,987
Units of limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, outstanding	3,637,987	3,637,987
Series Forty Four [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,701,973	2,701,973
Units of limited partnership interest, issued	2,701,973	2,701,973
Units of limited partnership interest, outstanding	2,701,973	2,701,973
Series Forty Five [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,014,367	4,014,367
Units of limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, outstanding	4,014,367	4,014,367
Series Forty Six [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,980,998	2,980,998
Units of limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, outstanding	2,980,998	2,980,998

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Income
Interest income	$ 102,062		$ 29,891
Miscellaneous	804,306		475,884
Revenues	906,368		505,775
Share of income (losses) from operating limited partnerships	6,320,307	[1]	(3,024,768)	[1]
Expenses and loss
Fund management fee	4,523,004		5,052,521
Amortization	633,807		976,537
General and administrative expenses	578,018		507,411
Professional fees	845,782		696,658
Impairment loss	9,932,388		16,692,807
Operating expenses	16,512,999		23,925,934
NET INCOME (LOSS)	(9,286,324)		(26,444,927)
Net income (loss) allocated to general partner	(92,862)		(264,452)
Net income (loss) allocated to limited partners	(9,193,462)		(26,180,475)
Net income (loss) per BAC (in dollars per unit)	$ (0.11)		$ (0.31)
Series Twenty [Member]
Income
Interest income	697		1,642
Miscellaneous	3,125		760
Revenues	3,822		2,402
Share of income (losses) from operating limited partnerships	6,402	[2]	852,350	[2]
Expenses and loss
Fund management fee	95,105		101,267
Amortization	0		0
General and administrative expenses	25,093		19,364
Professional fees	22,063		24,291
Impairment loss	0		0
Operating expenses	142,261		144,922
NET INCOME (LOSS)	(132,037)		709,830
Net income (loss) allocated to general partner	(1,320)		7,098
Net income (loss) allocated to limited partners	(130,717)		702,732
Net income (loss) per BAC (in dollars per unit)	$ (0.03)		$ 0.18
Series Twenty One [Member]
Income
Interest income	535		980
Miscellaneous	3,559		7,046
Revenues	4,094		8,026
Share of income (losses) from operating limited partnerships	0	[3]	118,002	[3]
Expenses and loss
Fund management fee	64,029		16,783
Amortization	0		0
General and administrative expenses	17,140		14,280
Professional fees	17,577		17,504
Impairment loss	0		0
Operating expenses	98,746		48,567
NET INCOME (LOSS)	(94,652)		77,461
Net income (loss) allocated to general partner	(947)		775
Net income (loss) allocated to limited partners	(93,705)		76,686
Net income (loss) per BAC (in dollars per unit)	$ (0.05)		$ 0.04
Series Twenty Two [Member]
Income
Interest income	561		315
Miscellaneous	5,683		9,352
Revenues	6,244		9,667
Share of income (losses) from operating limited partnerships	318,670	[4]	0	[4]
Expenses and loss
Fund management fee	104,481		164,875
Amortization	0		0
General and administrative expenses	22,085		17,181
Professional fees	24,638		27,064
Impairment loss	0		0
Operating expenses	151,204		209,120
NET INCOME (LOSS)	173,710		(199,453)
Net income (loss) allocated to general partner	1,737		(1,995)
Net income (loss) allocated to limited partners	171,973		(197,458)
Net income (loss) per BAC (in dollars per unit)	$ 0.07		$ (0.08)
Series Twenty Three [Member]
Income
Interest income	349		352
Miscellaneous	68,066		10,135
Revenues	68,415		10,487
Share of income (losses) from operating limited partnerships	82,930	[5]	0	[5]
Expenses and loss
Fund management fee	98,414		137,115
Amortization	0		0
General and administrative expenses	23,856		18,693
Professional fees	21,395		31,068
Impairment loss	0		0
Operating expenses	143,665		186,876
NET INCOME (LOSS)	7,680		(176,389)
Net income (loss) allocated to general partner	77		(1,764)
Net income (loss) allocated to limited partners	7,603		(174,625)
Net income (loss) per BAC (in dollars per unit)	$ 0		$ (0.05)
Series Twenty Four [Member]
Income
Interest income	1,025		1,106
Miscellaneous	19,253		42,091
Revenues	20,278		43,197
Share of income (losses) from operating limited partnerships	1,793,701	[6]	139,151	[6]
Expenses and loss
Fund management fee	104,844		117,357
Amortization	0		0
General and administrative expenses	19,400		15,729
Professional fees	23,867		25,146
Impairment loss	0		0
Operating expenses	148,111		158,232
NET INCOME (LOSS)	1,665,868		24,116
Net income (loss) allocated to general partner	16,659		241
Net income (loss) allocated to limited partners	1,649,209		23,875
Net income (loss) per BAC (in dollars per unit)	$ 0.76		$ 0.01
Series Twenty Five [Member]
Income
Interest income	1,490		2,918
Miscellaneous	25,450		70,827
Revenues	26,940		73,745
Share of income (losses) from operating limited partnerships	3,096,620	[7]	1,215,347	[7]
Expenses and loss
Fund management fee	32,033		28,664
Amortization	0		0
General and administrative expenses	21,601		17,120
Professional fees	21,867		23,267
Impairment loss	0		0
Operating expenses	75,501		69,051
NET INCOME (LOSS)	3,048,059		1,220,041
Net income (loss) allocated to general partner	30,481		12,200
Net income (loss) allocated to limited partners	3,017,578		1,207,841
Net income (loss) per BAC (in dollars per unit)	$ 1		$ 0.4
Series Twenty Six [Member]
Income
Interest income	1,346		794
Miscellaneous	41,069		157,922
Revenues	42,415		158,716
Share of income (losses) from operating limited partnerships	2,007,273	[8]	44,244	[8]
Expenses and loss
Fund management fee	205,800		293,043
Amortization	0		0
General and administrative expenses	28,005		20,943
Professional fees	37,510		37,251
Impairment loss	0		0
Operating expenses	271,315		351,237
NET INCOME (LOSS)	1,778,373		(148,277)
Net income (loss) allocated to general partner	17,784		(1,483)
Net income (loss) allocated to limited partners	1,760,589		(146,794)
Net income (loss) per BAC (in dollars per unit)	$ 0.44		$ (0.04)
Series Twenty Seven [Member]
Income
Interest income	797		1,248
Miscellaneous	64,656		20,283
Revenues	65,453		21,531
Share of income (losses) from operating limited partnerships	582,228	[9]	0	[9]
Expenses and loss
Fund management fee	126,174		192,567
Amortization	65,391		65,392
General and administrative expenses	19,132		15,672
Professional fees	20,560		21,180
Impairment loss	0		0
Operating expenses	231,257		294,811
NET INCOME (LOSS)	416,424		(273,280)
Net income (loss) allocated to general partner	4,164		(2,733)
Net income (loss) allocated to limited partners	412,260		(270,547)
Net income (loss) per BAC (in dollars per unit)	$ 0.17		$ (0.11)
Series Twenty Eight [Member]
Income
Interest income	1,121		1,719
Miscellaneous	299,127		34,420
Revenues	300,248		36,139
Share of income (losses) from operating limited partnerships	53,550	[10]	37,059	[10]
Expenses and loss
Fund management fee	157,026		293,175
Amortization	0		0
General and administrative expenses	24,006		19,488
Professional fees	27,245		26,931
Impairment loss	0		0
Operating expenses	208,277		339,594
NET INCOME (LOSS)	145,521		(266,396)
Net income (loss) allocated to general partner	1,455		(2,664)
Net income (loss) allocated to limited partners	144,066		(263,732)
Net income (loss) per BAC (in dollars per unit)	$ 0.04		$ (0.07)
Series Twenty Nine [Member]
Income
Interest income	503		1,166
Miscellaneous	5,900		17,029
Revenues	6,403		18,195
Share of income (losses) from operating limited partnerships	0		0
Expenses and loss
Fund management fee	272,387		258,261
Amortization	0		0
General and administrative expenses	25,811		19,728
Professional fees	154,196		39,254
Impairment loss	0		0
Operating expenses	452,394		317,243
NET INCOME (LOSS)	(445,991)		(299,048)
Net income (loss) allocated to general partner	(4,460)		(2,990)
Net income (loss) allocated to limited partners	(441,531)		(296,058)
Net income (loss) per BAC (in dollars per unit)	$ (0.11)		$ (0.07)
Series Thirty [Member]
Income
Interest income	868		1,764
Miscellaneous	4,365		2,165
Revenues	5,233		3,929
Share of income (losses) from operating limited partnerships	67,243	[11]	0	[11]
Expenses and loss
Fund management fee	129,592		152,732
Amortization	0		0
General and administrative expenses	20,091		15,251
Professional fees	22,629		23,264
Impairment loss	0		0
Operating expenses	172,312		191,247
NET INCOME (LOSS)	(99,836)		(187,318)
Net income (loss) allocated to general partner	(998)		(1,873)
Net income (loss) allocated to limited partners	(98,838)		(185,445)
Net income (loss) per BAC (in dollars per unit)	$ (0.04)		$ (0.07)
Series Thirty One [Member]
Income
Interest income	634		963
Miscellaneous	12,014		8,648
Revenues	12,648		9,611
Share of income (losses) from operating limited partnerships	48,230	[12]	0	[12]
Expenses and loss
Fund management fee	181,336		322,878
Amortization	0		0
General and administrative expenses	25,030		19,655
Professional fees	28,213		27,199
Impairment loss	0		31,776
Operating expenses	234,579		401,508
NET INCOME (LOSS)	(173,701)		(391,897)
Net income (loss) allocated to general partner	(1,737)		(3,919)
Net income (loss) allocated to limited partners	(171,964)		(387,978)
Net income (loss) per BAC (in dollars per unit)	$ (0.04)		$ (0.09)
Series Thirty Two [Member]
Income
Interest income	1,078		1,975
Miscellaneous	22,800		1,799
Revenues	23,878		3,774
Share of income (losses) from operating limited partnerships	1,449	[13]	(40,621)	[13]
Expenses and loss
Fund management fee	227,575		248,887
Amortization	0		0
General and administrative expenses	25,714		19,513
Professional fees	22,592		24,241
Impairment loss	0		12,173
Operating expenses	275,881		304,814
NET INCOME (LOSS)	(250,554)		(341,661)
Net income (loss) allocated to general partner	(2,506)		(3,417)
Net income (loss) allocated to limited partners	(248,048)		(338,244)
Net income (loss) per BAC (in dollars per unit)	$ (0.05)		$ (0.07)
Series Thirty Three [Member]
Income
Interest income	680		1,086
Miscellaneous	18,943		4,650
Revenues	19,623		5,736
Share of income (losses) from operating limited partnerships	0	[14]	21,566	[14]
Expenses and loss
Fund management fee	107,019		84,495
Amortization	0		0
General and administrative expenses	18,291		17,132
Professional fees	18,253		18,488
Impairment loss	0		0
Operating expenses	143,563		120,115
NET INCOME (LOSS)	(123,940)		(92,813)
Net income (loss) allocated to general partner	(1,239)		(928)
Net income (loss) allocated to limited partners	(122,701)		(91,885)
Net income (loss) per BAC (in dollars per unit)	$ (0.05)		$ (0.03)
Series Thirty Four [Member]
Income
Interest income	20		55
Miscellaneous	64,547		22,853
Revenues	64,567		22,908
Share of income (losses) from operating limited partnerships	0		(83,056)
Expenses and loss
Fund management fee	258,242		259,042
Amortization	0		0
General and administrative expenses	21,056		19,505
Professional fees	26,851		29,045
Impairment loss	0		0
Operating expenses	306,149		307,592
NET INCOME (LOSS)	(241,582)		(367,740)
Net income (loss) allocated to general partner	(2,416)		(3,677)
Net income (loss) allocated to limited partners	(239,166)		(364,063)
Net income (loss) per BAC (in dollars per unit)	$ (0.07)		$ (0.1)
Series Thirty Five [Member]
Income
Interest income	210		256
Miscellaneous	69		3,475
Revenues	279		3,731
Share of income (losses) from operating limited partnerships	10,700	[15]	(78,017)	[15]
Expenses and loss
Fund management fee	192,645		186,375
Amortization	0		0
General and administrative expenses	20,449		19,072
Professional fees	27,703		24,922
Impairment loss	0		15,474
Operating expenses	240,797		245,843
NET INCOME (LOSS)	(229,818)		(320,129)
Net income (loss) allocated to general partner	(2,298)		(3,201)
Net income (loss) allocated to limited partners	(227,520)		(316,928)
Net income (loss) per BAC (in dollars per unit)	$ (0.07)		$ (0.1)
Series Thirty Six [Member]
Income
Interest income	588		252
Miscellaneous	35,148		18,309
Revenues	35,736		18,561
Share of income (losses) from operating limited partnerships	1,242,272	[16]	(54,048)	[16]
Expenses and loss
Fund management fee	53,810		120,118
Amortization	0		0
General and administrative expenses	17,049		16,713
Professional fees	35,162		19,470
Impairment loss	0		0
Operating expenses	106,021		156,301
NET INCOME (LOSS)	1,171,987		(191,788)
Net income (loss) allocated to general partner	11,720		(1,918)
Net income (loss) allocated to limited partners	1,160,267		(189,870)
Net income (loss) per BAC (in dollars per unit)	$ 0.55		$ (0.09)
Series Thirty Seven [Member]
Income
Interest income	927		1,646
Miscellaneous	23,092		41,499
Revenues	24,019		43,145
Share of income (losses) from operating limited partnerships	0		(32,821)
Expenses and loss
Fund management fee	186,346		186,346
Amortization	0		0
General and administrative expenses	17,248		16,854
Professional fees	16,241		16,120
Impairment loss	0		0
Operating expenses	219,835		219,320
NET INCOME (LOSS)	(195,816)		(208,996)
Net income (loss) allocated to general partner	(1,958)		(2,090)
Net income (loss) allocated to limited partners	(193,858)		(206,906)
Net income (loss) per BAC (in dollars per unit)	$ (0.08)		$ (0.08)
Series Thirty Eight [Member]
Income
Interest income	336		399
Miscellaneous	53,597		2,000
Revenues	53,933		2,399
Share of income (losses) from operating limited partnerships	(24,773)		(131,305)
Expenses and loss
Fund management fee	133,356		141,498
Amortization	0		0
General and administrative expenses	17,975		17,927
Professional fees	20,897		19,660
Impairment loss	0		768,169
Operating expenses	172,228		947,254
NET INCOME (LOSS)	(143,068)		(1,076,160)
Net income (loss) allocated to general partner	(1,431)		(10,762)
Net income (loss) allocated to limited partners	(141,637)		(1,065,398)
Net income (loss) per BAC (in dollars per unit)	$ (0.06)		$ (0.42)
Series Thirty Nine [Member]
Income
Interest income	511		1,421
Miscellaneous	13,621		0
Revenues	14,132		1,421
Share of income (losses) from operating limited partnerships	(88,925)		(367,461)
Expenses and loss
Fund management fee	112,877		122,665
Amortization	0		0
General and administrative expenses	16,783		16,878
Professional fees	18,339		19,415
Impairment loss	31,426		867,465
Operating expenses	179,425		1,026,423
NET INCOME (LOSS)	(254,218)		(1,392,463)
Net income (loss) allocated to general partner	(2,542)		(13,925)
Net income (loss) allocated to limited partners	(251,676)		(1,378,538)
Net income (loss) per BAC (in dollars per unit)	$ (0.11)		$ (0.6)
Series Forty [Member]
Income
Interest income	82		196
Miscellaneous	19,238		0
Revenues	19,320		196
Share of income (losses) from operating limited partnerships	(145,154)		(350,722)
Expenses and loss
Fund management fee	175,622		185,311
Amortization	0		0
General and administrative expenses	18,823		17,907
Professional fees	26,763		24,988
Impairment loss	159,516		1,833,033
Operating expenses	380,724		2,061,239
NET INCOME (LOSS)	(506,558)		(2,411,765)
Net income (loss) allocated to general partner	(5,066)		(24,118)
Net income (loss) allocated to limited partners	(501,492)		(2,387,647)
Net income (loss) per BAC (in dollars per unit)	$ (0.19)		$ (0.91)
Series Forty One [Member]
Income
Interest income	512		1,065
Miscellaneous	0		0
Revenues	512		1,065
Share of income (losses) from operating limited partnerships	(314,199)		(717,992)
Expenses and loss
Fund management fee	215,993		214,742
Amortization	113,304		152,816
General and administrative expenses	21,299		20,718
Professional fees	28,440		28,544
Impairment loss	686,802		1,267,710
Operating expenses	1,065,838		1,684,530
NET INCOME (LOSS)	(1,379,525)		(2,401,457)
Net income (loss) allocated to general partner	(13,795)		(24,015)
Net income (loss) allocated to limited partners	(1,365,730)		(2,377,442)
Net income (loss) per BAC (in dollars per unit)	$ (0.47)		$ (0.82)
Series Forty Two [Member]
Income
Interest income	32,726		603
Miscellaneous	716		621
Revenues	33,442		1,224
Share of income (losses) from operating limited partnerships	(378,764)		(453,445)
Expenses and loss
Fund management fee	209,045		204,470
Amortization	69,160		71,717
General and administrative expenses	21,755		21,441
Professional fees	29,909		31,771
Impairment loss	1,141,092		1,587,363
Operating expenses	1,470,961		1,916,762
NET INCOME (LOSS)	(1,816,283)		(2,368,983)
Net income (loss) allocated to general partner	(18,163)		(23,690)
Net income (loss) allocated to limited partners	(1,798,120)		(2,345,293)
Net income (loss) per BAC (in dollars per unit)	$ (0.66)		$ (0.85)
Series Forty Three [Member]
Income
Interest income	52,044		623
Miscellaneous	115		0
Revenues	52,159		623
Share of income (losses) from operating limited partnerships	(364,989)		(491,020)
Expenses and loss
Fund management fee	268,623		267,852
Amortization	66,792		98,916
General and administrative expenses	23,277		22,433
Professional fees	31,521		34,034
Impairment loss	2,181,276		2,201,172
Operating expenses	2,571,489		2,624,407
NET INCOME (LOSS)	(2,884,319)		(3,114,804)
Net income (loss) allocated to general partner	(28,843)		(31,148)
Net income (loss) allocated to limited partners	(2,855,476)		(3,083,656)
Net income (loss) per BAC (in dollars per unit)	$ (0.78)		$ (0.85)
Series Forty Four [Member]
Income
Interest income	894		1,351
Miscellaneous	51		0
Revenues	945		1,351
Share of income (losses) from operating limited partnerships	(340,390)		(698,324)
Expenses and loss
Fund management fee	261,770		201,750
Amortization	282,800		282,800
General and administrative expenses	19,326		20,188
Professional fees	45,783		21,491
Impairment loss	981,206		2,156,011
Operating expenses	1,590,885		2,682,240
NET INCOME (LOSS)	(1,930,330)		(3,379,213)
Net income (loss) allocated to general partner	(19,303)		(33,792)
Net income (loss) allocated to limited partners	(1,911,027)		(3,345,421)
Net income (loss) per BAC (in dollars per unit)	$ (0.71)		$ (1.24)
Series Forty Five [Member]
Income
Interest income	878		2,054
Miscellaneous	51		0
Revenues	929		2,054
Share of income (losses) from operating limited partnerships	(748,455)	[17]	(1,247,995)	[17]
Expenses and loss
Fund management fee	318,774		318,236
Amortization	17,816		273,092
General and administrative expenses	25,943		25,447
Professional fees	40,419		36,595
Impairment loss	2,475,746		3,838,473
Operating expenses	2,878,698		4,491,843
NET INCOME (LOSS)	(3,626,224)		(5,737,784)
Net income (loss) allocated to general partner	(36,262)		(57,378)
Net income (loss) allocated to limited partners	(3,589,962)		(5,680,406)
Net income (loss) per BAC (in dollars per unit)	$ (0.89)		$ (1.42)
Series Forty Six [Member]
Income
Interest income	650		1,942
Miscellaneous	51		0
Revenues	701		1,942
Share of income (losses) from operating limited partnerships	(585,312)		(705,660)
Expenses and loss
Fund management fee	230,086		232,017
Amortization	18,544		31,804
General and administrative expenses	21,780		22,579
Professional fees	35,149		24,455
Impairment loss	2,275,324		2,113,988
Operating expenses	2,580,883		2,424,843
NET INCOME (LOSS)	(3,165,494)		(3,128,561)
Net income (loss) allocated to general partner	(31,655)		(31,286)
Net income (loss) allocated to limited partners	$ (3,133,839)		$ (3,097,275)
Net income (loss) per BAC (in dollars per unit)	$ (1.05)		$ (1.04)

[1]	Includes $9,359,210 and $2,427,719, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[2]	Includes $6,402 and $852,350, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[3]	Includes $- and $118,002, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[4]	Includes $318,670 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[5]	Includes $82,930 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[6]	Includes $1,793,701 and $139,151, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[7]	Includes $3,096,620 and $1,215,347, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[8]	Includes $2,007,273 and $44,244, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[9]	Includes $582,228 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[10]	Includes $53,550 and $37,059, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[11]	Includes $72,943 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[12]	Includes $48,230 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[13]	Includes $1,449 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[14]	Includes $- and $21,566, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[15]	Includes $52,500 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[16]	Includes $1,242,272 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[17]	Includes $442 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.

STATEMENTS OF OPERATIONS [Parenthetical] (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gain Loss On Disposition Of Investments	$ 9,359,210	$ 2,427,719
Series Twenty [Member]
Gain Loss On Disposition Of Investments	6,402	852,350
Series Twenty One [Member]
Gain Loss On Disposition Of Investments	0	118,002
Series Twenty Two [Member]
Gain Loss On Disposition Of Investments	318,670	0
Series Twenty Three [Member]
Gain Loss On Disposition Of Investments	82,930	0
Series Twenty Four [Member]
Gain Loss On Disposition Of Investments	1,793,701	139,151
Series Twenty Five [Member]
Gain Loss On Disposition Of Investments	3,096,620	1,215,347
Series Twenty Six [Member]
Gain Loss On Disposition Of Investments	2,007,273	44,244
Series Twenty Seven [Member]
Gain Loss On Disposition Of Investments	582,228	0
Series Twenty Eight [Member]
Gain Loss On Disposition Of Investments	53,550	37,059
Series Thirty [Member]
Gain Loss On Disposition Of Investments	72,943	0
Series Thirty One [Member]
Gain Loss On Disposition Of Investments	48,230	0
Series Thirty Two [Member]
Gain Loss On Disposition Of Investments	1,449	0
Series Thirty Three [Member]
Gain Loss On Disposition Of Investments		21,566
Series Thirty Five [Member]
Gain Loss On Disposition Of Investments	52,500
Series Thirty Six [Member]
Gain Loss On Disposition Of Investments	1,242,272	0
Series Forty Five [Member]
Gain Loss On Disposition Of Investments	$ 442	$ 0

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Total	Limited Partners [Member]	General Partner [Member]	Series Twenty [Member]	Series Twenty [Member] Limited Partners [Member]	Series Twenty [Member] General Partner [Member]	Series Twenty One [Member]	Series Twenty One [Member] Limited Partners [Member]	Series Twenty One [Member] General Partner [Member]	Series Twenty Two [Member]	Series Twenty Two [Member] Limited Partners [Member]	Series Twenty Two [Member] General Partner [Member]	Series Twenty Three [Member]	Series Twenty Three [Member] Limited Partners [Member]	Series Twenty Three [Member] General Partner [Member]	Series Twenty Four [Member]	Series Twenty Four [Member] Limited Partners [Member]	Series Twenty Four [Member] General Partner [Member]	Series Twenty Five [Member]	Series Twenty Five [Member] Limited Partners [Member]	Series Twenty Five [Member] General Partner [Member]	Series Twenty Six [Member]	Series Twenty Six [Member] Limited Partners [Member]	Series Twenty Six [Member] General Partner [Member]	Series Twenty Seven [Member]	Series Twenty Seven [Member] Limited Partners [Member]	Series Twenty Seven [Member] General Partner [Member]	Series Twenty Eight [Member]	Series Twenty Eight [Member] Limited Partners [Member]	Series Twenty Eight [Member] General Partner [Member]	Series Twenty Nine [Member]	Series Twenty Nine [Member] Limited Partners [Member]	Series Twenty Nine [Member] General Partner [Member]	Series Thirty [Member]	Series Thirty [Member] Limited Partners [Member]	Series Thirty [Member] General Partner [Member]	Series Thirty One [Member]	Series Thirty One [Member] Limited Partners [Member]	Series Thirty One [Member] General Partner [Member]	Series Thirty Two [Member]	Series Thirty Two [Member] Limited Partners [Member]	Series Thirty Two [Member] General Partner [Member]	Series Thirty Three [Member]	Series Thirty Three [Member] Limited Partners [Member]	Series Thirty Three [Member] General Partner [Member]	Series Thirty Four [Member]	Series Thirty Four [Member] Limited Partners [Member]	Series Thirty Four [Member] General Partner [Member]	Series Thirty Five [Member]	Series Thirty Five [Member] Limited Partners [Member]	Series Thirty Five [Member] General Partner [Member]	Series Thirty Six [Member]	Series Thirty Six [Member] Limited Partners [Member]	Series Thirty Six [Member] General Partner [Member]	Series Thirty Seven [Member]	Series Thirty Seven [Member] Limited Partners [Member]	Series Thirty Seven [Member] General Partner [Member]	Series Thirty Eight [Member]	Series Thirty Eight [Member] Limited Partners [Member]	Series Thirty Eight [Member] General Partner [Member]	Series Thirty Nine [Member]	Series Thirty Nine [Member] Limited Partners [Member]	Series Thirty Nine [Member] General Partner [Member]	Series Forty [Member]	Series Forty [Member] Limited Partners [Member]	Series Forty [Member] General Partner [Member]	Series Forty One [Member]	Series Forty One [Member] Limited Partners [Member]	Series Forty One [Member] General Partner [Member]	Series Forty Two [Member]	Series Forty Two [Member] Limited Partners [Member]	Series Forty Two [Member] General Partner [Member]	Series Forty Three [Member]	Series Forty Three [Member] Limited Partners [Member]	Series Forty Three [Member] General Partner [Member]	Series Forty Four [Member]	Series Forty Four [Member] Limited Partners [Member]	Series Forty Four [Member] General Partner [Member]	Series Forty Five [Member]	Series Forty Five [Member] Limited Partners [Member]	Series Forty Five [Member] General Partner [Member]	Series Forty Six [Member]	Series Forty Six [Member] Limited Partners [Member]	Series Forty Six [Member] General Partner [Member]
Partners capital (deficit) at Mar. 31, 2011	$ 7,704,937	$ 14,794,108	$ (7,089,171)	$ (2,467,510)	$ (2,134,583)	$ (332,927)	$ (1,254,218)	$ (1,079,725)	$ (174,493)	$ (2,678,600)	$ (2,432,731)	$ (245,869)	$ (2,137,236)	$ (1,831,017)	$ (306,219)	$ (2,427,964)	$ (2,218,387)	$ (209,577)	$ (1,657,110)	$ (1,383,095)	$ (274,015)	$ (1,862,782)	$ (1,503,901)	$ (358,881)	$ (1,526,889)	$ (1,305,173)	$ (221,716)	$ (1,107,400)	$ (752,578)	$ (354,822)	$ (2,691,079)	$ (2,325,521)	$ (365,558)	$ (1,105,649)	$ (867,536)	$ (238,113)	$ (2,175,281)	$ (1,774,270)	$ (401,011)	$ (1,989,510)	$ (1,563,253)	$ (426,257)	$ (1,472,182)	$ (1,231,680)	$ (240,502)	$ (2,958,364)	$ (2,628,390)	$ (329,974)	$ (1,403,363)	$ (1,107,304)	$ (296,059)	$ (1,649,854)	$ (1,454,692)	$ (195,162)	$ (1,388,123)	$ (1,158,678)	$ (229,445)	$ (157,683)	$ 62,178	$ (219,861)	$ 378,472	$ 571,129	$ (192,657)	$ 394,519	$ 615,517	$ (220,998)	$ 1,059,991	$ 1,298,560	$ (238,569)	$ 2,959,135	$ 3,170,482	$ (211,347)	$ 5,701,481	$ 5,965,988	$ (264,507)	$ 6,234,686	$ 6,409,788	$ (175,102)	$ 13,500,497	$ 13,719,154	$ (218,657)	$ 11,586,953	$ 11,733,826	$ (146,873)
Net income (loss)	(26,444,927)	(26,180,475)	(264,452)	709,830	702,732	7,098	77,461	76,686	775	(199,453)	(197,458)	(1,995)	(176,389)	(174,625)	(1,764)	24,116	23,875	241	1,220,041	1,207,841	12,200	(148,277)	(146,794)	(1,483)	(273,280)	(270,547)	(2,733)	(266,396)	(263,732)	(2,664)	(299,048)	(296,058)	(2,990)	(187,318)	(185,445)	(1,873)	(391,897)	(387,978)	(3,919)	(341,661)	(338,244)	(3,417)	(92,813)	(91,885)	(928)	(367,740)	(364,063)	(3,677)	(320,129)	(316,928)	(3,201)	(191,788)	(189,870)	(1,918)	(208,996)	(206,906)	(2,090)	(1,076,160)	(1,065,398)	(10,762)	(1,392,463)	(1,378,538)	(13,925)	(2,411,765)	(2,387,647)	(24,118)	(2,401,457)	(2,377,442)	(24,015)	(2,368,983)	(2,345,293)	(23,690)	(3,114,804)	(3,083,656)	(31,148)	(3,379,213)	(3,345,421)	(33,792)	(5,737,784)	(5,680,406)	(57,378)	(3,128,561)	(3,097,275)	(31,286)
Partners capital (deficit) at Mar. 31, 2012	(18,739,990)	(11,386,367)	(7,353,623)	(1,757,680)	(1,431,851)	(325,829)	(1,176,757)	(1,003,039)	(173,718)	(2,878,053)	(2,630,189)	(247,864)	(2,313,625)	(2,005,642)	(307,983)	(2,403,848)	(2,194,512)	(209,336)	(437,069)	(175,254)	(261,815)	(2,011,059)	(1,650,695)	(360,364)	(1,800,169)	(1,575,720)	(224,449)	(1,373,796)	(1,016,310)	(357,486)	(2,990,127)	(2,621,579)	(368,548)	(1,292,967)	(1,052,981)	(239,986)	(2,567,178)	(2,162,248)	(404,930)	(2,331,171)	(1,901,497)	(429,674)	(1,564,995)	(1,323,565)	(241,430)	(3,326,104)	(2,992,453)	(333,651)	(1,723,492)	(1,424,232)	(299,260)	(1,841,642)	(1,644,562)	(197,080)	(1,597,119)	(1,365,584)	(231,535)	(1,233,843)	(1,003,220)	(230,623)	(1,013,991)	(807,409)	(206,582)	(2,017,246)	(1,772,130)	(245,116)	(1,341,466)	(1,078,882)	(262,584)	590,152	825,189	(235,037)	2,586,677	2,882,332	(295,655)	2,855,473	3,064,367	(208,894)	7,762,713	8,038,748	(276,035)	8,458,392	8,636,551	(178,159)
Net income (loss)	(9,286,324)	(9,193,462)	(92,862)	(132,037)	(130,717)	(1,320)	(94,652)	(93,705)	(947)	173,710	171,973	1,737	7,680	7,603	77	1,665,868	1,649,209	16,659	3,048,059	3,017,578	30,481	1,778,373	1,760,589	17,784	416,424	412,260	4,164	145,521	144,066	1,455	(445,991)	(441,531)	(4,460)	(99,836)	(98,838)	(998)	(173,701)	(171,964)	(1,737)	(250,554)	(248,048)	(2,506)	(123,940)	(122,701)	(1,239)	(241,582)	(239,166)	(2,416)	(229,818)	(227,520)	(2,298)	1,171,987	1,160,267	11,720	(195,816)	(193,858)	(1,958)	(143,068)	(141,637)	(1,431)	(254,218)	(251,676)	(2,542)	(506,558)	(501,492)	(5,066)	(1,379,525)	(1,365,730)	(13,795)	(1,816,283)	(1,798,120)	(18,163)	(2,884,319)	(2,855,476)	(28,843)	(1,930,330)	(1,911,027)	(19,303)	(3,626,224)	(3,589,962)	(36,262)	(3,165,494)	(3,133,839)	(31,655)
Partners capital (deficit) at Mar. 31, 2013	$ (28,026,314)	$ (20,579,829)	$ (7,446,485)	$ (1,889,717)	$ (1,562,568)	$ (327,149)	$ (1,271,409)	$ (1,096,744)	$ (174,665)	$ (2,704,343)	$ (2,458,216)	$ (246,127)	$ (2,305,945)	$ (1,998,039)	$ (307,906)	$ (737,980)	$ (545,303)	$ (192,677)	$ 2,610,990	$ 2,842,324	$ (231,334)	$ (232,686)	$ 109,894	$ (342,580)	$ (1,383,745)	$ (1,163,460)	$ (220,285)	$ (1,228,275)	$ (872,244)	$ (356,031)	$ (3,436,118)	$ (3,063,110)	$ (373,008)	$ (1,392,803)	$ (1,151,819)	$ (240,984)	$ (2,740,879)	$ (2,334,212)	$ (406,667)	$ (2,581,725)	$ (2,149,545)	$ (432,180)	$ (1,688,935)	$ (1,446,266)	$ (242,669)	$ (3,567,686)	$ (3,231,619)	$ (336,067)	$ (1,953,310)	$ (1,651,752)	$ (301,558)	$ (669,655)	$ (484,295)	$ (185,360)	$ (1,792,935)	$ (1,559,442)	$ (233,493)	$ (1,376,911)	$ (1,144,857)	$ (232,054)	$ (1,268,209)	$ (1,059,085)	$ (209,124)	$ (2,523,804)	$ (2,273,622)	$ (250,182)	$ (2,720,991)	$ (2,444,612)	$ (276,379)	$ (1,226,131)	$ (972,931)	$ (253,200)	$ (297,642)	$ 26,856	$ (324,498)	$ 925,143	$ 1,153,340	$ (228,197)	$ 4,136,489	$ 4,448,786	$ (312,297)	$ 5,292,898	$ 5,502,712	$ (209,814)

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (9,286,324)		$ (26,444,927)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(6,320,307)	[1]	3,024,768	[1]
Impairment loss	9,932,388		16,692,807
Distributions received from operating limited partnerships	193,267		311,726
Amortization	633,807		976,537
Changes in assets and liabilities
Other assets	(175,120)		(113,566)
Accounts payable and accrued expenses	124,596		(111,792)
Accounts payable - affiliates	(1,189,985)		2,847,137
Net cash provided by (used in) operating activities	(6,087,678)		(2,817,310)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(23,196)		(10,001)
Proceeds from disposition of operating limited partnerships	8,740,321	[2]	2,427,719
Net cash provided by (used in) investing activities	8,717,125		2,417,718
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,629,447		(399,592)
Cash and cash equivalents, beginning	7,526,780		7,926,372
Cash and cash equivalents, ending	10,156,227		7,526,780
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	1,776		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		12,841
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)	(132,037)		709,830
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(6,402)	[3]	(852,350)	[3]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(7,500)		9,624
Accounts payable - affiliates	(182,010)		(485,260)
Net cash provided by (used in) operating activities	(327,949)		(618,156)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	6,402	[2]	852,350
Net cash provided by (used in) investing activities	6,402		852,350
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(321,547)		234,194
Cash and cash equivalents, beginning	479,690		245,496
Cash and cash equivalents, ending	158,143		479,690
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)	(94,652)		77,461
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[4]	(118,002)	[4]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(3,000)		0
Accounts payable and accrued expenses	(10,000)		1,980
Accounts payable - affiliates	(7,920)		(173,960)
Net cash provided by (used in) operating activities	(115,572)		(212,521)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0	[2]	118,002
Net cash provided by (used in) investing activities	0		118,002
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(115,572)		(94,519)
Cash and cash equivalents, beginning	244,322		338,841
Cash and cash equivalents, ending	128,750		244,322
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)	173,710		(199,453)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(318,670)	[5]	0	[5]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	500		0
Accounts payable and accrued expenses	0		(12,501)
Accounts payable - affiliates	(106,926)		23,641
Net cash provided by (used in) operating activities	(251,386)		(188,313)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	318,670	[2]	0
Net cash provided by (used in) investing activities	318,670		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	67,284		(188,313)
Cash and cash equivalents, beginning	156,063		344,376
Cash and cash equivalents, ending	223,347		156,063
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)	7,680		(176,389)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(82,930)	[6]	0	[6]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(19,800)
Accounts payable - affiliates	50,289		(15,173)
Net cash provided by (used in) operating activities	(24,961)		(211,362)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	82,930	[2]	0
Net cash provided by (used in) investing activities	82,930		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	57,969		(211,362)
Cash and cash equivalents, beginning	114,217		325,579
Cash and cash equivalents, ending	172,186		114,217
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)	1,665,868		24,116
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(1,793,701)	[7]	(139,151)	[7]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(3,422)		0
Accounts payable and accrued expenses	(5,000)		(3,178)
Accounts payable - affiliates	(199,408)		57,757
Net cash provided by (used in) operating activities	(335,663)		(60,456)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(9,999)		0
Proceeds from disposition of operating limited partnerships	1,793,701	[2]	139,151
Net cash provided by (used in) investing activities	1,783,702		139,151
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,448,039		78,695
Cash and cash equivalents, beginning	278,922		200,227
Cash and cash equivalents, ending	1,726,961		278,922
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)	3,048,059		1,220,041
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(3,096,620)	[8]	(1,215,347)	[8]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(7,726)		0
Accounts payable and accrued expenses	(15,244)		(39,164)
Accounts payable - affiliates	(914,217)		(1,240,982)
Net cash provided by (used in) operating activities	(985,748)		(1,275,452)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(10,001)
Proceeds from disposition of operating limited partnerships	2,477,731	[2]	1,215,347
Net cash provided by (used in) investing activities	2,477,731		1,205,346
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,491,983		(70,106)
Cash and cash equivalents, beginning	492,120		562,226
Cash and cash equivalents, ending	1,984,103		492,120
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)	1,778,373		(148,277)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(2,007,273)	[9]	(44,244)	[9]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	1,037		0
Accounts payable and accrued expenses	2,359		(24,899)
Accounts payable - affiliates	(2,061,461)		260,248
Net cash provided by (used in) operating activities	(2,286,965)		42,828
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(13,197)		0
Proceeds from disposition of operating limited partnerships	2,007,273	[2]	44,244
Net cash provided by (used in) investing activities	1,994,076		44,244
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(292,889)		87,072
Cash and cash equivalents, beginning	563,940		476,868
Cash and cash equivalents, ending	271,051		563,940
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)	416,424		(273,280)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(582,228)	[10]	0	[10]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	65,391		65,392
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	7,500		(10,000)
Accounts payable - affiliates	(571,566)		(20,416)
Net cash provided by (used in) operating activities	(664,479)		(238,304)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	582,228	[2]	0
Net cash provided by (used in) investing activities	582,228		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(82,251)		(238,304)
Cash and cash equivalents, beginning	312,310		550,614
Cash and cash equivalents, ending	230,059		312,310
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		12,841
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)	145,521		(266,396)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(53,550)	[11]	(37,059)	[11]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(5,070)		5,070
Accounts payable - affiliates	(83,328)		330,768
Net cash provided by (used in) operating activities	3,573		32,383
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	53,550	[2]	37,059
Net cash provided by (used in) investing activities	53,550		37,059
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	57,123		69,442
Cash and cash equivalents, beginning	329,156		259,714
Cash and cash equivalents, ending	386,279		329,156
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)	(445,991)		(299,048)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		0
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	281,404		331,404
Net cash provided by (used in) operating activities	(164,587)		32,356
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(164,587)		32,356
Cash and cash equivalents, beginning	246,671		214,315
Cash and cash equivalents, ending	82,084		246,671
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)	(99,836)		(187,318)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(67,243)	[12]	0	[12]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(5,700)		6,175
Accounts payable and accrued expenses	0		(10,000)
Accounts payable - affiliates	65,063		74,144
Net cash provided by (used in) operating activities	(107,716)		(116,999)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	72,943	[2]	0
Net cash provided by (used in) investing activities	72,943		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(34,773)		(116,999)
Cash and cash equivalents, beginning	304,531		421,530
Cash and cash equivalents, ending	269,758		304,531
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)	(173,701)		(391,897)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(48,230)	[13]	0	[13]
Impairment loss	0		31,776
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	222,463		364,152
Net cash provided by (used in) operating activities	532		4,031
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	48,230	[2]	0
Net cash provided by (used in) investing activities	48,230		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	48,762		4,031
Cash and cash equivalents, beginning	185,230		181,199
Cash and cash equivalents, ending	233,992		185,230
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)	(250,554)		(341,661)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(1,449)	[14]	40,621	[14]
Impairment loss	0		12,173
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(22,577)		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	181,115		223,428
Net cash provided by (used in) operating activities	(93,465)		(65,439)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	1,449	[2]	0
Net cash provided by (used in) investing activities	1,449		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(92,016)		(65,439)
Cash and cash equivalents, beginning	429,921		495,360
Cash and cash equivalents, ending	337,905		429,921
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)	(123,940)		(92,813)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[15]	(21,566)	[15]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	48,408		129,714
Net cash provided by (used in) operating activities	(75,532)		15,335
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		21,566
Net cash provided by (used in) investing activities	0		21,566
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(75,532)		36,901
Cash and cash equivalents, beginning	277,132		240,231
Cash and cash equivalents, ending	201,600		277,132
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)	(241,582)		(367,740)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		83,056
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		(83,056)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	290,756		317,891
Net cash provided by (used in) operating activities	49,174		(49,849)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0	[2]	0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	49,174		(49,849)
Cash and cash equivalents, beginning	14,637		64,486
Cash and cash equivalents, ending	63,811		14,637
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)	(229,818)		(320,129)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(10,700)	[16]	78,017	[16]
Impairment loss	0		15,474
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(41,800)		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	213,030		228,360
Net cash provided by (used in) operating activities	(69,288)		1,722
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	52,500	[2]	0
Net cash provided by (used in) investing activities	52,500		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(16,788)		1,722
Cash and cash equivalents, beginning	118,570		116,848
Cash and cash equivalents, ending	101,782		118,570
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)	1,171,987		(191,788)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(1,242,272)	[17]	54,048	[17]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		3,658
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	131,000		0
Accounts payable - affiliates	(25,551)		160,596
Net cash provided by (used in) operating activities	35,164		26,514
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	1,242,272	[2]	0
Net cash provided by (used in) investing activities	1,242,272		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,277,436		26,514
Cash and cash equivalents, beginning	159,780		133,266
Cash and cash equivalents, ending	1,437,216		159,780
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)	(195,816)		(208,996)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		32,821
Impairment loss	0		0
Distributions received from operating limited partnerships	0		3,658
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	104,864		204,864
Net cash provided by (used in) operating activities	(90,952)		32,347
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(90,952)		32,347
Cash and cash equivalents, beginning	378,738		346,391
Cash and cash equivalents, ending	287,786		378,738
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)	(143,068)		(1,076,160)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	24,773		131,305
Impairment loss	0		768,169
Distributions received from operating limited partnerships	5,260		70,016
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	64,400		95,209
Net cash provided by (used in) operating activities	(48,635)		(11,461)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(48,635)		(11,461)
Cash and cash equivalents, beginning	224,156		235,617
Cash and cash equivalents, ending	175,521		224,156
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)	(254,218)		(1,392,463)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	88,925		367,461
Impairment loss	31,426		867,465
Distributions received from operating limited partnerships	7,601		15,288
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	86,800		136,800
Net cash provided by (used in) operating activities	(39,466)		(5,449)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(39,466)		(5,449)
Cash and cash equivalents, beginning	182,356		187,805
Cash and cash equivalents, ending	142,890		182,356
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)	(506,558)		(2,411,765)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	145,154		350,722
Impairment loss	159,516		1,833,033
Distributions received from operating limited partnerships	2,650		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	209,632		200,016
Net cash provided by (used in) operating activities	10,394		(27,994)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,394		(27,994)
Cash and cash equivalents, beginning	81,751		109,745
Cash and cash equivalents, ending	92,145		81,751
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)	(1,379,525)		(2,401,457)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	314,199		717,992
Impairment loss	686,802		1,267,710
Distributions received from operating limited partnerships	4,901		12,311
Amortization	113,304		152,816
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(8,924)
Accounts payable - affiliates	213,068		238,068
Net cash provided by (used in) operating activities	(47,251)		(21,484)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(47,251)		(21,484)
Cash and cash equivalents, beginning	194,350		215,834
Cash and cash equivalents, ending	147,099		194,350
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)	(1,816,283)		(2,368,983)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	378,764		453,445
Impairment loss	1,141,092		1,587,363
Distributions received from operating limited partnerships	46,454		36,550
Amortization	69,160		71,717
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	99,240		249,780
Net cash provided by (used in) operating activities	(81,573)		29,872
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(81,573)		29,872
Cash and cash equivalents, beginning	341,295		311,423
Cash and cash equivalents, ending	259,722		341,295
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)	(2,884,319)		(3,114,804)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	364,989		491,020
Impairment loss	2,181,276		2,201,172
Distributions received from operating limited partnerships	47,654		76,136
Amortization	66,792		98,916
Changes in assets and liabilities
Other assets	(39,885)		(16,506)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	281,780		255,298
Net cash provided by (used in) operating activities	18,287		(8,768)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	18,287		(8,768)
Cash and cash equivalents, beginning	226,214		234,982
Cash and cash equivalents, ending	244,501		226,214
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)	(1,930,330)		(3,379,213)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	340,390		698,324
Impairment loss	981,206		2,156,011
Distributions received from operating limited partnerships	12,037		5,079
Amortization	282,800		282,800
Changes in assets and liabilities
Other assets	(48,759)		(20,179)
Accounts payable and accrued expenses	21,551		0
Accounts payable - affiliates	259,700		284,698
Net cash provided by (used in) operating activities	(81,405)		27,520
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(81,405)		27,520
Cash and cash equivalents, beginning	423,458		395,938
Cash and cash equivalents, ending	342,053		423,458
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	1,776		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)	(3,626,224)		(5,737,784)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	748,455	[18]	1,247,995	[18]
Impairment loss	2,475,746		3,838,473
Distributions received from operating limited partnerships	50,617		47,876
Amortization	17,816		273,092
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	5,000		0
Accounts payable - affiliates	140,862		366,564
Net cash provided by (used in) operating activities	(187,728)		36,216
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	442	[2]	0
Net cash provided by (used in) investing activities	442		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(187,286)		36,216
Cash and cash equivalents, beginning	462,109		425,893
Cash and cash equivalents, ending	274,823		462,109
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)	(3,165,494)		(3,128,561)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	585,312		705,660
Impairment loss	2,275,324		2,113,988
Distributions received from operating limited partnerships	16,093		41,154
Amortization	18,544		31,804
Changes in assets and liabilities
Other assets	(3,788)		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	149,528		249,528
Net cash provided by (used in) operating activities	(124,481)		13,573
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(124,481)		13,573
Cash and cash equivalents, beginning	305,141		291,568
Cash and cash equivalents, ending	180,660		305,141
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	$ 0		$ 0

[1]	Includes $9,359,210 and $2,427,719, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[2]	Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.
[3]	Includes $6,402 and $852,350, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[4]	Includes $- and $118,002, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[5]	Includes $318,670 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[6]	Includes $82,930 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[7]	Includes $1,793,701 and $139,151, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[8]	Includes $3,096,620 and $1,215,347, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[9]	Includes $2,007,273 and $44,244, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[10]	Includes $582,228 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[11]	Includes $53,550 and $37,059, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[12]	Includes $72,943 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[13]	Includes $48,230 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[14]	Includes $1,449 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[15]	Includes $- and $21,566, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[16]	Includes $52,500 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[17]	Includes $1,242,272 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[18]	Includes $442 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund IV L.P. (the Partnership or Fund) was organized under the laws of the State of Delaware as of October 5, 1993, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which acquire, develop, rehabilitate, operate and own newly-constructed, existing or rehabilitated apartment complexes which qualify for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes may also qualify for the Historic Rehabilitation Tax Credit for their rehabilitation of certified historic structures and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the fund is Boston Capital Associates IV L.P. and the limited partner is BCTC IV Assignor Corp. (the assignor limited partner).

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Pursuant to the Securities Act of 1933, the fund filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective December 16, 1993, which covered the offering (the Public Offering) of the beneficial assignee certificates (BACs) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The fund has registered 101,500,000 BACs at $10 per BAC for sale to the public in one or more series. BACs sold in bulk are offered to investors at a reduced cost per BAC.

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012

Series 20	3,866,700	3,866,700	3,865,700	3,865,700
Series 21	1,892,700	1,892,700	1,890,700	1,890,700
Series 22	2,564,400	2,564,400	2,564,400	2,564,400
Series 23	3,336,727	3,336,727	3,336,727	3,336,727
Series 24	2,169,878	2,169,878	2,169,878	2,169,878
Series 25	3,026,109	3,026,109	3,025,609	3,025,609
Series 26	3,995,900	3,995,900	3,995,200	3,995,900
Series 27	2,460,700	2,460,700	2,460,700	2,460,700
Series 28	4,000,738	4,000,738	4,000,238	4,000,238
Series 29	3,991,800	3,991,800	3,991,800	3,991,800
Series 30	2,651,000	2,651,000	2,651,000	2,651,000
Series 31	4,417,857	4,417,857	4,417,857	4,417,857
Series 32	4,754,198	4,754,198	4,753,698	4,753,698
Series 33	2,636,533	2,636,533	2,635,533	2,636,533
Series 34	3,529,319	3,529,319	3,529,319	3,529,319
Series 35	3,300,463	3,300,463	3,300,463	3,300,463
Series 36	2,106,837	2,106,837	2,106,837	2,106,837
Series 37	2,512,500	2,512,500	2,512,500	2,512,500
Series 38	2,543,100	2,543,100	2,543,100	2,543,100
Series 39	2,292,152	2,292,152	2,292,152	2,292,152
Series 40	2,630,256	2,630,256	2,630,256	2,630,256
Series 41	2,891,626	2,891,626	2,891,626	2,891,626
Series 42	2,744,262	2,744,262	2,744,262	2,744,262
Series 43	3,637,987	3,637,987	3,637,987	3,637,987
Series 44	2,701,973	2,701,973	2,701,973	2,701,973
Series 45	4,014,367	4,014,367	4,014,367	4,014,367
Series 46	2,980,998	2,980,998	2,980,998	2,980,998

	83,651,080	83,651,080	83,644,880	83,646,580

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the Fund recorded a valuation allowance of $571,905 and $457,496 as of March 31, 2013 and 2012, respectively.

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. Impairment losses have been recognized for the years ended March 31, 2013 and 2012 of $9,932,388 and $16,692,807, respectively.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the fund utilizes a March 31 year end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the fund when received.

Prior to January 1, 1999, the Fund recorded acquisition costs as an increase in its investments in operating limited partnerships. These costs were amortized by the operating limited partnerships over 27.5 years on the straight-line method. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the fund. These differences are shown as reconciling items in note C. As of January 1, 1999, the Fund records acquisition costs incurred after January 1, 1999 as deferred acquisition costs. These costs are amortized on the straight-line method.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating limited partnerships' general partners and their guarantee against credit recapture.

Deferred Acquisition Costs

Acquisition costs were amortized on the straight-line method over 27.5 years. As of March 31, 2013 and 2012, an impairment loss of $147,078 and $1,595,113, respectively, was recorded and the lives of the remaining acquisition costs were reassessed.

Accumulated amortization as of March 31, 2013 and 2012, as well as the March 31, 2013 and 2012 impairments and the remaining lives are as follows:

	Accumulated Amortization	Accumulated Amortization	Acquisition Costs Impairment	Acquisition Costs Impairment	Remaining Life Acquistion Costs
	2013	2012	2013	2012	Years
Series 20	$-	$-	$-	$-	-
Series 21	-	-	-	-	-
Series 22	-	-	-	-	-
Series 23	-	-	-	-	-
Series 24	-	-	-	-	-
Series 25	-	-	-	-	-
Series 26	-	-	-	-	-
Series 27	261,567	196,176	-	-	-
Series 28	-	-	-	-	-
Series 29	-	-	-	-	-
Series 30	-	-	-	-	-
Series 31	-	-	-	-	-
Series 32	-	-	-	-	-
Series 33	-	-	-	-	-
Series 34	-	-	-	-	-
Series 35	-	-	-	-	-
Series 36	-	-	-	-	-
Series 37	-	-	-	-	-
Series 38	-	-	-	-	-
Series 39	-	-	-	-	-
Series 40	-	-	-	-	-
Series 41	-	-	113,304	79,027	-
Series 42	69,160	-	-	12,785	4
Series 43	66,792	-	-	160,616	4
Series 44	1,131,199	848,399	-	-	4
Series 45	17,816	-	-	1,276,381	4
Series 46	-	-	33,774	66,304	4

	$1,546,534	$1,044,575	$147,078	$1,595,113

The annual amortization for deferred acquisition costs for the years 2014, 2015, 2016 and 2017 are estimated to be $446,667.

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Year

For financial reporting purposes, the fund uses a March 31 year end, whereas for income tax reporting purposes, the fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Net Loss Per Beneficial Assignee Certificate Unit

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 20	3,865,700	3,866,367
Series 21	1,890,700	1,890,700
Series 22	2,564,400	2,564,400
Series 23	3,336,727	3,336,727
Series 24	2,169,878	2,169,878
Series 25	3,025,609	3,025,942
Series 26	3,995,667	3,995,900
Series 27	2,460,700	2,460,700
Series 28	4,000,238	4,000,571
Series 29	3,991,800	3,991,800
Series 30	2,651,000	2,651,000
Series 31	4,417,857	4,417,857
Series 32	4,753,698	4,754,031
Series 33	2,636,200	2,636,533
Series 34	3,529,319	3,529,319
Series 35	3,300,463	3,300,463
Series 36	2,106,837	2,106,837
Series 37	2,512,500	2,512,500
Series 38	2,543,100	2,543,100
Series 39	2,292,152	2,292,152
Series 40	2,630,256	2,630,256
Series 41	2,891,626	2,891,626
Series 42	2,744,262	2,744,262
Series 43	3,637,987	3,637,987
Series 44	2,701,973	2,701,973
Series 45	4,014,367	4,014,367
Series 46	2,980,998	2,980,998

	83,646,014	83,648,246

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Fund's condensed financial statements.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2013 and 2012, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

		2013
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$105,990	$10,885	$95,105
Series 21	67,080	3,051	64,029
Series 22	121,368	16,887	104,481
Series 23	113,039	14,625	98,414
Series 24	122,334	17,490	104,844
Series 25	76,550	44,517	32,033
Series 26	286,205	80,405	205,800
Series 27	229,434	103,260	126,174
Series 28	298,447	141,421	157,026
Series 29	331,404	59,017	272,387
Series 30	163,063	33,471	129,592
Series 31	345,693	164,357	181,336
Series 32	281,115	53,540	227,575
Series 33	123,408	16,389	107,019
Series 34	274,896	16,654	258,242
Series 35	213,030	20,385	192,645
Series 36	154,061	100,251	53,810
Series 37	204,864	18,518	186,346
Series 38	164,400	31,044	133,356
Series 39	136,800	23,923	112,877
Series 40	200,016	24,394	175,622
Series 41	238,068	22,075	215,993
Series 42	249,240	40,195	209,045
Series 43	306,780	38,157	268,623
Series 44	284,700	22,930	261,770
Series 45	365,862	47,088	318,774
Series 46	249,528	19,442	230,086

	$5,707,375	$1,184,371	$4,523,004

		2012
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$169,740	$68,473	$101,267
Series 21	94,047	77,264	16,783
Series 22	177,268	12,393	164,875
Series 23	148,983	11,868	137,115
Series 24	157,757	40,400	117,357
Series 25	119,018	90,354	28,664
Series 26	336,248	43,205	293,043
Series 27	233,712	41,145	192,567
Series 28	330,768	37,593	293,175
Series 29	331,404	73,143	258,261
Series 30	174,144	21,412	152,732
Series 31	364,152	41,274	322,878
Series 32	283,428	34,541	248,887
Series 33	129,714	45,219	84,495
Series 34	293,196	34,154	259,042
Series 35	228,360	41,985	186,375
Series 36	160,596	40,478	120,118
Series 37	204,864	18,518	186,346
Series 38	164,400	22,902	141,498
Series 39	136,800	14,135	122,665
Series 40	200,016	14,705	185,311
Series 41	238,068	23,326	214,742
Series 42	249,780	45,310	204,470
Series 43	306,780	38,928	267,852
Series 44	284,698	82,948	201,750
Series 45	366,564	48,328	318,236
Series 46	249,528	17,511	232,017

	$6,134,033	$1,081,512	$5,052,521

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2013 and 2012, total fund management fees accrued were $51,851,332 and $52,937,181, respectively.

The fund management fees paid for the years ended March 31, 2013 and 2012, are as follows:

	2013	2012

Series 20	$288,000	$655,000
Series 21	75,000	160,000
Series 22	228,294	100,000
Series 23	62,750	100,000
Series 24	321,742	100,000
Series 25	990,767	1,360,000
Series 26	2,347,666	76,000
Series 27	801,000	200,000
Series 28	381,775	-
Series 29	50,000	-
Series 30	98,000	100,000
Series 31	123,230	-
Series 32	100,000	60,000
Series 33	75,000	-
Series 34	-	-
Series 35	-	-
Series 36	50,000	-
Series 37	100,000	-
Series 38	100,000	-
Series 39	50,000	-
Series 40	-	-
Series 41	25,000	-
Series 42	150,000	-
Series 43	25,000	-
Series 44	25,000	-
Series 45	225,000	-
Series 46	100,000	-

	$6,793,224	$2,911,000

An affiliate of the general partner of the Fund has advanced funds to pay some operating expenses of the fund, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable to affiliates. The total advances as of March 31, 2013 and 2012, are as follows:

	2013	2012

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	54,660	54,660
Series 34	120,842	104,982
Series 35	-	-
Series 36	-	129,612
Series 37	-	-
Series 38	-	-
Series 39	220,455	220,455
Series 40	347,144	337,528
Series 41	359,757	359,757
Series 42	221,615	221,615
Series 43	-	-
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$1,324,473	$1,428,609

During the years ended March 31, 2013 and 2012, $15,860 and $24,695, respectively, for Series 34 and $9,616 and $0, respectively, for Series 40 was advanced to the Fund by an affiliate of the general partner. During the year ended March 31, 2013, $129,612 for Series 36, and during the year ended March 31, 2012, $108,007, $53,627, $64,156, $54,128, $69,191 and $51,482 for Series 21, Series 22, Series 23, Series 27, Series 38 and Series 43, respectively, was paid by the Fund to an affiliate of the general partner. All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Fund's interests in Operating Partnerships.

During the years ended March 31, 2013 and 2012, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2013	2012

Series 20	$17,507	$12,949
Series 21	13,730	10,692
Series 22	16,241	12,440
Series 23	17,016	12,752
Series 24	15,169	11,825
Series 25	15,813	11,970
Series 26	20,672	15,374
Series 27	15,320	11,593
Series 28	18,266	13,812
Series 29	18,633	13,588
Series 30	15,721	11,840
Series 31	19,021	13,937
Series 32	18,156	13,270
Series 33	14,425	13,397
Series 34	16,326	14,695
Series 35	15,766	14,328
Series 36	14,157	13,524
Series 37	14,016	13,395
Series 38	14,561	13,736
Series 39	13,938	13,353
Series 40	15,451	14,408
Series 41	17,001	15,494
Series 42	17,940	16,616
Series 43	18,219	16,282
Series 44	15,173	15,003
Series 45	20,278	18,871
Series 46	17,065	16,502

	$445,581	$375,646

Accounts payable - affiliates at March 31, 2013 and 2012 represents general and administrative expenses, fund management fees, and commissions which are payable to Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, Boston Capital Services, Inc., and Boston Capital Asset Management Limited Partnership.

INVESTMENTS IN OPERATING PARTNERSHIPS	12 Months Ended
Mar. 31, 2013
Investments In Operating Partnerships [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2013 and 2012, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 20	11	12
Series 21	5	6
Series 22	10	20
Series 23	11	15
Series 24	13	18
Series 25	7	11
Series 26	31	39
Series 27	13	15
Series 28	20	24
Series 29	21	21
Series 30	16	17
Series 31	25	26
Series 32	15	15
Series 33	8	8
Series 34	13	14
Series 35	10	11
Series 36	9	11
Series 37	7	7
Series 38	10	10
Series 39	9	9
Series 40	16	16
Series 41	20	20
Series 42	21	22
Series 43	23	23
Series 44	10	10
Series 45	30	30
Series 46	15	15

	399	445

During the year ended March 31, 2013 the Fund disposed of forty six Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2013 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain/(Loss) on Disposition

Series 20	1	-	$6,402	$6,402
Series 21	1	-	-
Series 22	8	2	318,670	318,670
Series 23	4	-	82,930	82,930
Series 24	3	2	1,793,701	1,793,701
Series 25	2	2	2,477,731	3,096,620
Series 26	7	1	2,007,273	2,007,273
Series 27	1	1	582,228	582,228
Series 28	4	-	53,550	53,550
Series 30	1	-	72,943	72,943
Series 31	1	-	48,230	48,230
Series 32	-	-	1,449	1,449
Series 34	1	-	-	-
Series 35	1	-	52,500	52,500
Series 36	1	1	1,242,272	1,242,272
Series 42	1	-	-	-
Series 45	-	-	442	442

Total	37	9	$8,740,321	$9,359,210

* Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.

During the year ended March 31, 2012 the Fund disposed of twenty two Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2012 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition

Series 20	4	1	$852,350	$852,350
Series 21	3	-	118,002	118,002
Series 22	-	2	-	-
Series 23	-	1	-	-
Series 24	2	-	139,151	139,151
Series 25	4	1	1,215,347	1,215,347
Series 26	-	1	44,244	44,244
Series 28	1	1	37,059	37,059
Series 33	1	-	21,566	21,566

Total	15	7	$2,427,719	$2,427,719

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations. At March 31, 2013 and 2012, contributions are payable to operating limited partnerships as follows:

	2013	2012

Series 20	$-	$-
Series 21	-	-
Series 22	9,352	9,352
Series 23	-	-
Series 24	-	9,999
Series 25	-	-
Series 26	1,293	14,490
Series 27	10,020	10,020
Series 28	40,968	40,968
Series 29	10,197	10,197
Series 30	127,396	127,396
Series 31	66,294	66,294
Series 32	173,561	173,561
Series 33	69,154	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	138,438	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	100	100
Series 42	73,433	73,433
Series 43	121,112	121,112
Series 44	252,864	254,640
Series 45	16,724	16,724
Series 46	-	-

	$1,111,008	$1,135,980

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$468,450,655	$6,699,980	$3,762,893

Acquisition costs of operating limited partnerships	29,435,629	861,676	602,529

Cumulative distributions from operating limited partnerships	(3,169,469)	(33,517)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(226,099,776)	(1,648,785)	(118,301)

Cumulative losses from operating limited partnerships	(255,011,101)	(5,879,354)	(4,224,680)

Investments in operating limited partnerships per balance sheet	13,605,938	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(3,160,003)	-	-

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,063,046)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,326,821	86,256	219,339

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(83,929,078)	(2,747,749)	(2,799,954)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,326,492	7,898	-

Cumulative impairment loss in investments in operating limited partnerships	226,099,776	1,648,785	118,301

Other	(2,557,875)	(20,933)	(164,829)

Equity per operating limited partnerships’ combined financial statements	$148,649,025	$(1,025,743)	$(2,627,143)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$4,561,122	$10,391,895	$6,663,058

Acquisition costs of operating limited partnerships	556,775	1,552,411	867,087

Cumulative distributions from operating limited partnerships	(2,987)	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(1,725,087)	(6,344,121)	(2,395,773)

Cumulative losses from operating limited partnerships	(3,389,823)	(5,600,185)	(5,099,440)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	25,824	54,934	37,933

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,729,559)	(2,074,441)	(3,181,496)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	23,202

Cumulative impairment loss in investments in operating limited partnerships	1,725,087	6,344,121	2,395,773

Other	(136,248)	(112,529)	138,307

Equity per operating limited partnerships’ combined financial statements	$(1,754,027)	$4,172,808	$(707,987)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,949,669	$15,248,303	$13,173,497

Acquisition costs of operating limited partnerships	530,964	2,125,402	1,913,345

Cumulative distributions from operating limited partnerships	(69,547)	(69,380)	(52,749)

Cumulative impairment loss in investments in operating limited partnerships	(3,403,453)	(5,322,693)	(6,453,941)

Cumulative losses from operating limited partnerships	(1,007,633)	(11,981,632)	(8,580,152)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	(70,440)	(286,388)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	114,788	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(476,326)	(6,192,769)	(2,149,024)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	187,072	-

Cumulative impairment loss in investments in operating limited partnerships	3,403,453	5,322,693	6,453,941

Other	(55,777)	(95,517)	(217,897)

Equity per operating limited partnerships’ combined financial statements	$2,902,589	$(794,010)	$3,697,048

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,336,641	$28,419,361	$13,904,236

Acquisition costs of operating limited partnerships	3,716,071	4,100,111	1,439,788

Cumulative distributions from operating limited partnerships	(553,380)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,711,233)	(10,932,738)	(6,609,159)

Cumulative losses from operating limited partnerships	(11,788,099)	(21,559,918)	(8,681,661)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(233,630)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	99,756	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,317,018)	(7,193,417)	(2,714,894)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,711,233	10,932,738	6,609,159

Other	(436,019)	(104,030)	5,620

Equity per operating limited partnerships’ combined financial statements	$12,275,553	$3,152,798	$3,536,671

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,644,054	$29,567,115	$14,744,596

Acquisition costs of operating limited partnerships	3,688,096	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(14,021,758)	(14,759,194)	(9,101,023)

Cumulative losses from operating limited partnerships	(15,244,387)	(18,541,009)	(6,963,108)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,706,614)	(5,680,810)	(2,093,741)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,562	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	14,021,758	14,759,194	9,101,023

Other	(341,543)	348,700	(39,291)

Equity per operating limited partnerships’ combined financial statements	$5,984,448	$7,889,060	$6,631,014

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,771,378	$20,689,083	$13,848,639

Acquisition costs of operating limited partnerships	2,297,255	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,252)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(11,601,216)	(11,273,719)	(7,216,579)

Cumulative losses from operating limited partnerships	(14,441,340)	(9,385,112)	(6,515,860)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,593,961)	(2,825,313)	(1,170,643)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,601,216	11,273,719	7,216,579

Other	(257,710)	19,992	(76,402)

Equity per operating limited partnerships’ combined financial statements	$6,421,777	$8,546,415	$5,956,113

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(531,129)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(8,855,671)	(10,498,790)	(7,420,197)

Cumulative losses from operating limited partnerships	(9,366,294)	(7,822,248)	(9,054,892)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 20123which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,018,176)	(3,181,015)	(3,282,894)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,855,671	10,498,790	7,420,197

Other	(8,607)	(266,828)	(71,431)

Equity per operating limited partnerships’ combined financial statements	$3,977,333	$7,110,408	$4,345,091

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,690,646

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(53,094)	(58,012)	(109,245)

Cumulative impairment loss in investments in operating limited partnerships	(10,596,325)	(6,968,657)	(10,059,798)

Cumulative losses from operating limited partnerships	(8,687,573)	(10,313,818)	(9,411,685)

Investments in operating limited partnerships per balance sheet	-	-	109,918

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(25,172)	(33,807)	(409,845)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(639,318)	(1,480,788)	(1,497,482)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,596,325	6,968,657	10,059,798

Other	(159,009)	(221,822)	(65,078)

Equity per operating limited partnerships’ combined financial statements	$9,851,637	$5,233,289	$8,217,323

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,381,437	$29,408,956

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(289,277)	(49,763)	(263,099)

Cumulative impairment loss in investments in operating limited partnerships	(11,853,725)	(8,041,733)	(12,456,025)

Cumulative losses from operating limited partnerships	(13,006,138)	(10,210,723)	(11,736,285)

Investments in operating limited partnerships per balance sheet	1,467,908	1,079,218	4,953,547

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,834,207)	(6,568,883)	(778,586)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	2,230	28,744

Cumulative impairment loss in investments in operating limited partnerships	11,853,725	8,041,733	12,456,025

Other	(149,571)	(27,388)	(21,194)

Equity per operating limited partnerships’ combined financial statements	$11,194,690	$2,271,066	$16,508,811

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(99,585)

Cumulative impairment loss in investments in operating limited partnerships	(9,710,082)

Cumulative losses from operating limited partnerships	(6,518,052)

Investments in operating limited partnerships per balance sheet	5,995,347

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	9,710,082

Other	(20,841)

Equity per operating limited partnerships’ combined financial statements	$15,681,993

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$505,960,745	$6,882,024	$4,113,424

Acquisition costs of operating limited partnerships	34,246,077	862,696	661,389

Cumulative distributions from operating limited partnerships	(3,327,345)	(33,517)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Cumulative losses from operating limited partnerships	(277,960,509)	(6,062,418)	(4,555,218)

Investments in operating limited partnerships per balance sheet	26,489,050	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(3,297,940)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,409,848)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,482,646	86,256	236,024

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(80,780,371)	(2,885,315)	(2,808,604)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,442,934	7,898	-

Cumulative impairment loss in investments in operating limited partnerships	232,429,918	1,648,785	197,154

Other	(2,651,838)	(23,926)	(162,615)

Equity per operating limited partnerships’ combined financial statements	$170,704,551	$(1,166,302)	$(2,538,041)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$9,924,845	$12,936,474	$9,867,638

Acquisition costs of operating limited partnerships	1,338,598	1,923,419	1,362,093

Cumulative distributions from operating limited partnerships	(72,218)	(25,544)	(94,006)

Cumulative impairment loss in investments in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Cumulative losses from operating limited partnerships	(7,232,296)	(7,118,442)	(7,505,490)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(249,133)	(62,597)	(267,328)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	90,435	49,191	81,405

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,966,027)	(2,695,647)	(3,600,661)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,764	34,901	61,209

Cumulative impairment loss in investments in operating limited partnerships	3,958,929	7,715,907	3,630,235

Other	(252,672)	(69,448)	98,321

Equity per operating limited partnerships’ combined financial statements	$(1,895,063)	$4,960,726	$(26,977)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$8,003,919	$23,641,935	$14,004,581

Acquisition costs of operating limited partnerships	1,152,325	3,329,810	2,051,185

Cumulative distributions from operating limited partnerships	(144,838)	(166,720)	(60,579)

Cumulative impairment loss in investments in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Cumulative losses from operating limited partnerships	(3,731,163)	(15,593,186)	(9,094,540)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(51,732)	(70,670)	(286,388)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(66,355)	(73,143)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	50,739	120,610	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(604,305)	(6,132,941)	(2,165,786)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	21,215	187,072	41,321

Cumulative impairment loss in investments in operating limited partnerships	5,280,243	11,211,839	6,900,647

Other	(120,856)	(420,929)	(134,230)

Equity per operating limited partnerships’ combined financial statements	$4,508,949	$4,821,838	$4,251,980

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,819,918	$28,419,361	$14,875,401

Acquisition costs of operating limited partnerships	3,934,751	4,100,111	1,579,476

Cumulative distributions from operating limited partnerships	(570,203)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Cumulative losses from operating limited partnerships	(13,191,446)	(21,562,823)	(9,803,953)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(289,605)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	111,234	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,807,444)	(5,819,395)	(4,313,907)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,993,020	10,929,833	6,597,720

Other	(292,910)	(94,881)	3,707

Equity per operating limited partnerships’ combined financial statements	$13,165,526	$4,533,064	$1,924,306

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$29,153,095	$29,700,384	$14,744,596

Acquisition costs of operating limited partnerships	4,199,795	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Cumulative losses from operating limited partnerships	(17,677,587)	(18,674,278)	(6,998,752)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,956,178)	(4,297,514)	(1,478,719)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	43,473	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	15,609,298	14,759,194	9,065,379

Other	(322,661)	370,500	(20,139)

Equity per operating limited partnerships’ combined financial statements	$9,354,217	$9,294,156	$7,229,544

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,641,952	$23,763,922	$15,262,574

Acquisition costs of operating limited partnerships	2,566,310	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,262)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Cumulative losses from operating limited partnerships	(16,623,710)	(11,383,095)	(7,488,051)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,533,477)	(2,177,825)	(3,663,065)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,558,475	12,350,565	7,658,323

Other	(197,594)	(23,145)	(49,225)

Equity per operating limited partnerships’ combined financial statements	$3,499,636	$10,227,612	$3,932,612

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(525,869)	(217,157)

Cumulative impairment loss in investments in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Cumulative losses from operating limited partnerships	(9,608,646)	(7,853,907)	(8,968,731)

Investments in operating limited partnerships per balance sheet	-	30,033	127,952

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,463,441)	(2,734,822)	(2,674,914)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,613,319	10,442,358	7,386,007

Other	21,909	(185,915)	(64,084)

Equity per operating limited partnerships’ combined financial statements	$5,320,232	$7,611,115	$5,054,180

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,777,849

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(50,444)	(53,111)	(62,791)

Cumulative impairment loss in investments in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Cumulative losses from operating limited partnerships	(8,542,420)	(9,996,032)	(9,120,125)

Investments in operating limited partnerships per balance sheet	307,320	892,598	1,676,228

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(25,172)	(33,807)	(439,845)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(219,933)	(1,415,040)	(1,218,759)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,436,808	6,398,746	8,918,705

Other	(153,941)	(227,795)	(82,231)

Equity per operating limited partnerships’ combined financial statements	$10,423,893	$5,615,751	$8,874,110

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,383,213	$29,449,544

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(241,623)	(37,726)	(212,482)

Cumulative impairment loss in investments in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Cumulative losses from operating limited partnerships	(12,790,153)	(9,823,329)	(11,027,978)

Investments in operating limited partnerships per balance sheet	4,021,942	2,365,868	8,228,807

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,039,866)	(2,851,078)	(255,708)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	454	28,744

Cumulative impairment loss in investments in operating limited partnerships	9,563,330	7,156,290	9,980,277

Other	(56,511)	(129,676)	(40,079)

Equity per operating limited partnerships’ combined financial statements	$11,345,730	$6,286,014	$17,812,316

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(83,492)

Cumulative impairment loss in investments in operating limited partnerships	(7,468,532)

Cumulative losses from operating limited partnerships	(5,932,740)

Investments in operating limited partnerships per balance sheet	8,838,302

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	7,468,532

Other	(20,812)

Equity per operating limited partnerships’ combined financial statements	$16,283,427

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$926,355,460	$10,155,776	$7,435,846
Land	92,169,960	839,313	1,479,930
Other assets	102,647,493	2,037,492	958,988

	$1,121,172,913	$13,032,581	$9,874,764

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$786,714,302	$12,212,275	$9,290,488
Accounts payable and accrued expenses	36,047,804	287,009	237,223
Other liabilities	115,855,204	1,510,700	2,415,769

	938,617,310	14,009,984	11,943,480
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	148,649,025	(1,025,743)	(2,627,143)
Other partners	33,906,578	48,340	558,427

	182,555,603	(977,403)	(2,068,716)

	$1,121,172,913	$13,032,581	$9,874,764

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,693,373	$20,247,856	$11,286,698
Land	1,491,429	1,783,889	1,434,385
Other assets	2,228,323	4,154,081	1,629,582

	$15,413,125	$26,185,826	$14,350,665

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$14,767,873	$16,539,887	$11,818,235
Accounts payable and accrued expenses	570,521	3,652,531	1,119,077
Other liabilities	1,168,419	2,510,569	1,719,236

	16,506,813	22,702,987	14,656,548
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,754,027)	4,172,808	(707,987)
Other partners	660,339	(689,969)	402,104

	(1,093,688)	3,482,839	(305,883)

	$15,413,125	$26,185,826	$14,350,665

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,428,758	$32,793,703	$35,113,113
Land	574,158	2,736,095	4,620,843
Other assets	1,163,088	4,158,096	4,632,865

	$8,166,004	$39,687,894	$44,366,821

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,359,194	$33,866,714	$30,744,793
Accounts payable and accrued expenses	87,194	2,031,188	842,519
Other liabilities	49,675	4,245,607	7,053,343

	5,496,063	40,143,509	38,640,655
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,902,589	(794,010)	3,697,048
Other partners	(232,648)	338,395	2,029,118

	2,669,941	(455,615)	5,726,166

	$8,166,004	$39,687,894	$44,366,821

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$38,832,314	$38,929,438	$21,374,357
Land	4,789,984	2,816,806	1,352,199
Other assets	4,805,771	4,579,225	2,265,338

	$48,428,069	$46,325,469	$24,991,894

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$30,729,775	$36,131,872	$15,804,915
Accounts payable and accrued expenses	1,536,518	1,888,155	1,030,604
Other liabilities	3,164,099	5,598,855	2,590,111

	35,430,392	43,618,882	19,425,630
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,275,553	3,152,798	3,536,671
Other partners	722,124	(446,211)	2,029,593

	12,997,677	2,706,587	5,566,264

	$48,428,069	$46,325,469	$24,991,894

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,093,844	$42,317,655	$33,867,303
Land	3,922,117	2,921,802	3,784,552
Other assets	6,265,759	4,534,604	2,732,278

	$51,281,720	$49,774,061	$40,384,133

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$41,416,027	$32,091,744	$25,170,848
Accounts payable and accrued expenses	1,079,327	3,166,217	1,051,109
Other liabilities	4,801,867	3,536,003	2,578,374

	47,297,221	38,793,964	28,800,331
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,984,448	7,889,060	6,631,014
Other partners	(1,999,949)	3,091,037	4,952,788

	3,984,499	10,980,097	11,583,802

	$51,281,720	$49,774,061	$40,384,133

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$36,690,648	$35,320,976	$24,753,789
Land	4,488,809	3,572,523	2,013,180
Other assets	4,445,778	3,045,614	2,886,655

	$45,625,235	$41,939,113	$29,653,624

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$33,975,571	$21,130,845	$17,319,963
Accounts payable and accrued expenses	1,252,013	997,139	1,575,909
Other liabilities	5,399,661	8,062,155	650,137

	40,627,245	30,190,139	19,546,009
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,421,777	8,546,415	5,956,113
Other partners	(1,423,787)	3,202,559	4,151,502

	4,997,990	11,748,974	10,107,615

	$45,625,235	$41,939,113	$29,653,624

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$32,623,644	$22,273,923	$18,013,620
Land	2,423,561	1,581,706	1,238,488
Other assets	3,249,852	2,186,790	1,768,336

	$38,297,057	$26,042,419	$21,020,444

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,014,633	$17,019,640	$13,422,946
Accounts payable and accrued expenses	2,306,321	258,956	343,231
Other liabilities	5,733,250	2,458,570	2,675,710

	36,054,204	19,737,166	16,441,887
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,977,333	7,110,408	4,345,091
Other partners	(1,734,480)	(805,155)	233,466

	2,242,853	6,305,253	4,578,557

	$38,297,057	$26,042,419	$21,020,444

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$54,364,315	$65,958,262	$56,579,992
Land	5,081,041	8,000,805	7,059,765
Other assets	4,198,978	6,479,223	6,664,563

	$63,644,334	$80,438,290	$70,304,320

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$45,658,503	$61,327,803	$46,947,999
Accounts payable and accrued expenses	1,378,312	1,254,339	2,644,758
Other liabilities	6,783,138	7,521,451	6,437,492

	53,819,953	70,103,593	56,030,249
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,851,637	5,233,289	8,217,323
Other partners	(27,256)	5,101,408	6,056,748

	9,824,381	10,334,697	14,274,071

	$63,644,334	$80,438,290	$70,304,320

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$59,664,991	$54,857,440	$72,021,820
Land	6,704,151	6,053,669	7,041,701
Other assets	5,245,799	4,773,751	7,674,657

	$71,614,941	$65,684,860	$86,738,178

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$47,842,185	$55,297,673	$57,679,981
Accounts payable and accrued expenses	1,810,519	1,363,325	1,748,945
Other liabilities	7,744,436	9,455,928	6,907,084

	57,397,140	66,116,926	66,336,010
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,194,690	2,271,066	16,508,811
Other partners	3,023,111	(2,703,132)	3,893,357

	14,217,801	(432,066)	20,402,168

	$71,614,941	$65,684,860	$86,738,178

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,662,006
Land	2,363,059
Other assets	3,882,007

$47,907,072

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,131,920
Accounts payable and accrued expenses	534,845
Other liabilities	3,083,565

28,750,330
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	15,681,993
Other partners	3,474,749

19,156,742

$47,907,072

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,046,340,087	$11,310,309	$8,604,705
Land	100,304,748	843,313	1,494,930
Other assets	116,539,941	2,057,707	935,635

	$1,263,184,776	$14,211,329	$11,035,270

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$878,138,430	$13,459,193	$10,367,311
Accounts payable and accrued expenses	40,712,629	338,837	580,881
Other liabilities	141,147,438	1,181,714	3,310,444

	1,059,998,497	14,979,744	14,258,636
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	170,704,551	(1,166,302)	(2,538,041)
Other partners	32,481,728	397,887	(685,325)

	203,186,279	(768,415)	(3,223,366)

	$1,263,184,776	$14,211,329	$11,035,270

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$20,360,763	$24,798,213	$21,710,245
Land	2,208,056	2,399,594	2,967,555
Other assets	3,899,292	4,583,381	2,851,603

	$26,468,111	$31,781,188	$27,529,403

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$24,641,967	$19,059,600	$20,503,893
Accounts payable and accrued expenses	1,120,734	3,571,654	1,240,450
Other liabilities	2,415,269	4,334,626	4,731,230

	28,177,970	26,965,880	26,475,573
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,895,063)	4,960,726	(26,977)
Other partners	185,204	(145,418)	1,080,807

	(1,709,859)	4,815,308	1,053,830

	$26,468,111	$31,781,188	$27,529,403

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,279,264	$45,301,842	$39,234,050
Land	1,660,408	4,007,128	4,755,394
Other assets	2,185,002	7,079,790	4,908,152

	$16,124,674	$56,388,760	$48,897,596

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$10,272,889	$42,454,341	$33,046,630
Accounts payable and accrued expenses	121,539	3,488,144	1,018,185
Other liabilities	244,914	5,357,118	7,304,198

	10,639,342	51,299,603	41,369,013
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,508,949	4,821,838	4,251,980
Other partners	976,383	267,319	3,276,603

	5,485,332	5,089,157	7,528,583

	$16,124,674	$56,388,760	$48,897,596

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$43,710,623	$40,703,968	$25,554,946
Land	4,990,798	2,816,806	1,748,946
Other assets	5,369,814	5,202,949	2,976,534

	$54,071,235	$48,723,723	$30,280,426

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$34,564,738	$36,913,384	$22,991,726
Accounts payable and accrued expenses	1,727,332	1,715,580	1,222,069
Other liabilities	3,438,796	6,087,562	6,351,090

	39,730,866	44,716,526	30,564,885
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	13,165,526	4,533,064	1,924,306
Other partners	1,174,843	(525,867)	(2,208,765)

	14,340,369	4,007,197	(284,459)

	$54,071,235	$48,723,723	$30,280,426

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$47,416,838	$44,658,505	$35,691,325
Land	4,222,958	2,921,802	3,784,552
Other assets	6,802,237	4,745,901	3,617,933

	$58,442,033	$52,326,208	$43,093,810

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,265,758	$32,551,306	$25,540,259
Accounts payable and accrued expenses	1,148,813	3,123,046	1,134,224
Other liabilities	5,801,934	3,690,437	3,329,817

	51,216,505	39,364,789	30,004,300
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,354,217	9,294,156	7,229,544
Other partners	(2,128,689)	3,667,263	5,859,966

	7,225,528	12,961,419	13,089,510

	$58,442,033	$52,326,208	$43,093,810

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,419,956	$40,272,987	$35,374,277
Land	4,885,556	3,734,936	2,791,180
Other assets	5,144,360	3,202,711	3,451,519

	$52,449,872	$47,210,634	$41,616,976

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$41,618,431	$23,437,862	$35,203,607
Accounts payable and accrued expenses	2,384,077	1,051,430	1,535,878
Other liabilities	8,088,849	8,800,338	3,421,533

	52,091,357	33,289,630	40,161,018
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,499,636	10,227,612	3,932,612
Other partners	(3,141,121)	3,693,392	(2,476,654)

	358,515	13,921,004	1,455,958

	$52,449,872	$47,210,634	$41,616,976

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$34,594,643	$23,362,052	$19,012,564
Land	2,423,561	1,581,706	1,238,488
Other assets	2,895,188	2,378,237	2,048,079

	$39,913,392	$27,321,995	$22,299,131

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,494,169	$17,038,108	$13,637,045
Accounts payable and accrued expenses	2,450,990	279,581	374,667
Other liabilities	4,818,637	2,610,565	2,628,147

	35,763,796	19,928,254	16,639,859
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,320,232	7,611,115	5,054,180
Other partners	(1,170,636)	(217,374)	605,092

	4,149,596	7,393,741	5,659,272

	$39,913,392	$27,321,995	$22,299,131

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$56,697,944	$68,623,409	$63,737,104
Land	5,081,041	8,000,805	7,582,655
Other assets	5,001,611	6,937,279	6,786,134

	$66,780,596	$83,561,493	$78,105,893

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,232,526	$62,163,827	$50,820,530
Accounts payable and accrued expenses	1,758,019	1,219,169	2,697,281
Other liabilities	7,372,571	9,099,604	9,693,262

	55,363,116	72,482,600	63,211,073
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,423,893	5,615,751	8,874,110
Other partners	993,587	5,463,142	6,020,710

	11,417,480	11,078,893	14,894,820

	$66,780,596	$83,561,493	$78,105,893

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$62,443,837	$60,696,928	$75,011,299
Land	6,704,151	6,053,669	7,041,701
Other assets	5,178,687	4,805,514	7,548,750

	$74,326,675	$71,556,111	$89,601,750

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$48,698,072	$56,048,250	$58,515,541
Accounts payable and accrued expenses	1,800,994	1,191,979	1,925,285
Other liabilities	8,119,955	9,350,701	6,453,974

	58,619,021	66,590,930	66,894,800
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,345,730	6,286,014	17,812,316
Other partners	4,361,924	(1,320,833)	4,894,634

	15,707,654	4,965,181	22,706,950

	$74,326,675	$71,556,111	$89,601,750

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,757,491
Land	2,363,059
Other assets	3,945,942

$49,066,492

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,597,467
Accounts payable and accrued expenses	491,791
Other liabilities	3,110,153

29,199,411
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	16,283,427
Other partners	3,583,654

19,867,081

$49,066,492

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$177,121,285	$3,184,095	$1,899,543
Interest and other	6,664,987	82,941	26,035

	183,786,272	3,267,036	1,925,578
Expenses
Interest	38,941,394	466,702	558,013
Depreciation and amortization	51,957,361	833,519	364,116
Taxes and insurance	21,692,015	369,926	212,056
Repairs and maintenance	30,845,127	725,213	295,363
Operating expenses	63,854,366	1,085,217	525,305
Impairment loss	3,256,264	-	-
Other expenses	4,877,397	82,619	58,488

	215,423,924	3,563,196	2,013,341

NET LOSS	$(31,637,652)	$(296,160)	$(87,763)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(23,592,748)	$(220,356)	$(86,888)

Net income (loss) allocated to other partners	$(8,044,904)	$(75,804)	$(875)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$2,790,949	$4,449,155	$2,921,646
Interest and other	115,557	682,242	48,728

	2,906,506	5,131,397	2,970,374
Expenses
Interest	616,699	855,738	484,029
Depreciation and amortization	687,204	1,108,148	823,333
Taxes and insurance	415,308	605,947	355,178
Repairs and maintenance	608,483	959,801	626,544
Operating expenses	865,090	1,623,908	1,235,535
Impairment loss	-	-	-
Other expenses	80,902	77,277	32,348

	3,273,686	5,230,819	3,556,967

NET LOSS	$(367,180)	$(99,422)	$(586,593)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(159,268)	$(178,090)	$(428,611)

Net income (loss) allocated to other partners	$(207,912)	$78,668	$(157,982)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$1,292,260	$7,059,713	$7,763,100
Interest and other	62,091	276,452	138,723

	1,354,351	7,336,165	7,901,823
Expenses
Interest	228,093	1,298,067	1,614,202
Depreciation and amortization	297,500	1,958,890	2,051,886
Taxes and insurance	136,078	1,092,240	857,168
Repairs and maintenance	253,084	1,325,248	1,232,293
Operating expenses	543,537	2,680,092	2,275,198
Impairment loss	-	-	-
Other expenses	21,995	138,428	331,056

	1,480,287	8,492,965	8,361,803

NET LOSS	$(125,936)	$(1,156,800)	$(459,980)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(130,543)	$(900,257)	$(262,813)

Net income (loss) allocated to other partners	$4,607	$(256,543)	$(197,167)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$9,549,364	$7,665,813	$5,009,216
Interest and other	217,120	299,284	146,020

	9,766,484	7,965,097	5,155,236
Expenses
Interest	1,529,272	1,495,218	591,825
Depreciation and amortization	2,410,366	2,577,574	1,220,215
Taxes and insurance	1,150,108	1,018,811	560,768
Repairs and maintenance	1,587,459	1,309,363	1,038,133
Operating expenses	3,313,014	3,148,497	2,435,214
Impairment loss	-	-	-
Other expenses	277,850	156,782	99,834

	10,268,069	9,706,245	5,945,989

NET LOSS	$(501,585)	$(1,741,148)	$(790,753)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(888,944)	$(1,439,168)	$(680,994)

Net income (loss) allocated to other partners	$387,359	$(301,980)	$(109,759)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$9,949,808	$7,634,347	$6,123,803
Interest and other	424,427	254,253	242,562

	10,374,235	7,888,600	6,366,365
Expenses
Interest	1,342,653	1,606,959	1,188,867
Depreciation and amortization	2,803,462	2,728,955	2,132,318
Taxes and insurance	1,377,668	1,019,354	729,103
Repairs and maintenance	1,633,151	1,255,596	801,421
Operating expenses	3,766,388	2,737,950	2,887,400
Impairment loss	-	-	-
Other expenses	1,224,406	461,099	187,942

	12,147,728	9,809,913	7,927,051

NET LOSS	$(1,773,493)	$(1,921,313)	$(1,560,686)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(2,070,330)	$(1,389,322)	$(615,022)

Net income (loss) allocated to other partners	$296,837	$(531,991)	$(945,664)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$7,125,743	$6,236,019	$4,646,529
Interest and other	251,321	188,184	119,673

	7,377,064	6,424,203	4,766,202
Expenses
Interest	1,108,317	1,446,772	979,761
Depreciation and amortization	2,649,406	2,007,389	1,519,627
Taxes and insurance	920,389	806,853	576,269
Repairs and maintenance	985,148	1,045,890	629,919
Operating expenses	3,432,032	2,292,709	1,859,376
Impairment loss	-	-	-
Other expenses	73,816	70,597	79,706

	9,169,108	7,670,210	5,644,658

NET LOSS	$(1,792,044)	$(1,246,007)	$(878,456)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,312,415)	$(767,266)	$(478,049)

Net income (loss) allocated to other partners	$(479,629)	$(478,741)	$(400,407)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,671,145	$4,468,299	$3,493,551
Interest and other	241,035	198,322	230,400

	5,912,180	4,666,621	3,723,951
Expenses
Interest	935,342	997,278	782,342
Depreciation and amortization	2,163,933	1,186,607	1,062,080
Taxes and insurance	864,109	586,193	422,979
Repairs and maintenance	980,595	789,296	722,798
Operating expenses	2,837,748	1,664,967	1,533,442
Impairment loss	-	-	-
Other expenses	94,258	134,556	168,293

	7,875,985	5,358,897	4,691,934

NET LOSS	$(1,963,805)	$(692,276)	$(967,983)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,554,735)	$(470,966)	$(696,905)

Net income (loss) allocated to other partners	$(409,070)	$(221,310)	$(271,078)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,759,763	$12,085,189	$10,464,730
Interest and other	406,345	406,373	314,315

	10,166,108	12,491,562	10,779,045
Expenses
Interest	3,065,470	3,564,669	2,561,019
Depreciation and amortization	2,559,496	3,109,213	2,953,899
Taxes and insurance	1,337,080	1,389,326	989,132
Repairs and maintenance	1,510,497	1,876,465	1,903,921
Operating expenses	2,606,942	3,067,800	3,185,289
Impairment loss	-	-	-
Other expenses	168,243	209,349	164,945

	11,247,728	13,216,822	11,758,205

NET LOSS	$(1,081,620)	$(725,260)	$(979,160)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(564,539)	$(648,068)	$(906,635)

Net income (loss) allocated to other partners	$(517,081)	$(77,192)	$(72,525)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,746,620	$9,363,405	$11,006,877
Interest and other	386,064	298,125	393,017

	10,132,684	9,661,530	11,399,894
Expenses
Interest	2,383,554	3,215,927	2,670,928
Depreciation and amortization	3,156,153	2,832,942	3,244,996
Taxes and insurance	952,266	908,796	1,344,030
Repairs and maintenance	1,749,546	1,867,320	2,096,510
Operating expenses	3,214,566	3,125,238	3,950,971
Impairment loss	-	3,256,264	-
Other expenses	147,196	97,173	188,513

	11,603,281	15,303,660	13,495,948

NET LOSS	$(1,470,597)	$(5,642,130)	$(2,096,054)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(459,909)	$(4,425,568)	$(1,271,775)

Net income (loss) allocated to other partners	$(1,010,688)	$(1,216,562)	$(824,279)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,760,603
Interest and other	215,378

5,975,981
Expenses
Interest	1,353,678
Depreciation and amortization	1,514,134
Taxes and insurance	694,880
Repairs and maintenance	1,036,070
Operating expenses	1,960,941
Impairment loss	-
Other expenses	49,726

6,609,429

NET LOSS	$(633,448)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(585,312)

Net income (loss) allocated to other partners	$(48,136)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$191,296,302	$2,916,300	$1,974,411
Interest and other	7,126,499	223,648	48,885

	198,422,801	3,139,948	2,023,296
Expenses
Interest	45,119,323	526,025	840,853
Depreciation and amortization	58,636,237	829,789	403,340
Taxes and insurance	23,542,550	355,527	252,450
Repairs and maintenance	34,350,100	796,901	296,525
Operating expenses	69,919,589	1,137,224	607,046
Impairment loss	8,943,450	-	-
Other expenses	4,804,439	82,862	65,398

	245,315,688	3,728,328	2,465,612

NET LOSS	$(46,892,887)	$(588,380)	$(442,316)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(27,864,777)	$(536,012)	$(156,402)

Net income (loss) allocated to other partners	$(19,028,110)	$(52,368)	$(285,914)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$4,584,586	$5,284,459	$5,258,834
Interest and other	142,774	158,925	107,865

	4,727,360	5,443,384	5,366,699
Expenses
Interest	1,032,388	918,357	999,872
Depreciation and amortization	1,395,580	1,413,208	1,473,502
Taxes and insurance	659,210	752,522	551,541
Repairs and maintenance	1,113,229	1,078,779	1,056,079
Operating expenses	1,533,706	1,939,456	2,028,526
Impairment loss	-	-	-
Other expenses	124,089	102,839	114,339

	5,858,202	6,205,161	6,223,859

NET LOSS	$(1,130,842)	$(761,777)	$(857,160)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(588,334)	$(402,596)	$(469,351)

Net income (loss) allocated to other partners	$(542,508)	$(359,181)	$(387,809)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$2,840,686	$9,464,501	$8,045,997
Interest and other	108,326	338,854	126,875

	2,949,012	9,803,355	8,172,872
Expenses
Interest	517,436	1,743,058	1,776,720
Depreciation and amortization	691,949	2,652,080	2,263,469
Taxes and insurance	250,117	1,236,877	877,222
Repairs and maintenance	645,159	1,782,077	1,421,445
Operating expenses	948,328	3,670,932	2,266,652
Impairment loss	-	-	-
Other expenses	65,073	416,429	308,889

	3,118,062	11,501,453	8,914,397

NET LOSS	$(169,050)	$(1,698,098)	$(741,525)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(169,546)	$(1,187,293)	$(331,280)

Net income (loss) allocated to other partners	$496	$(510,805)	$(410,245)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$9,796,227	$7,939,853	$6,082,283
Interest and other	188,444	252,162	140,105

	9,984,671	8,192,015	6,222,388
Expenses
Interest	1,677,421	1,622,262	1,076,260
Depreciation and amortization	2,535,821	2,596,632	1,326,964
Taxes and insurance	1,150,763	977,864	700,260
Repairs and maintenance	1,748,050	1,258,157	1,139,734
Operating expenses	3,306,723	3,244,054	2,958,679
Impairment loss	-	-	-
Other expenses	325,843	133,546	69,134

	10,744,621	9,832,515	7,271,031

NET LOSS	$(759,950)	$(1,640,500)	$(1,048,643)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(968,689)	$(949,962)	$(739,185)

Net income (loss) allocated to other partners	$208,739	$(690,538)	$(309,458)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$10,522,615	$7,423,588	$6,043,351
Interest and other	315,949	265,008	238,200

	10,838,564	7,688,596	6,281,551
Expenses
Interest	1,572,080	1,662,947	1,231,737
Depreciation and amortization	2,964,375	2,773,264	2,134,558
Taxes and insurance	1,529,770	998,676	755,605
Repairs and maintenance	1,708,364	1,281,979	765,345
Operating expenses	3,998,230	2,779,822	2,876,474
Impairment loss	-	-	-
Other expenses	617,388	493,689	180,297

	12,390,207	9,990,377	7,944,016

NET LOSS	$(1,551,643)	$(2,301,781)	$(1,662,465)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,464,658)	$(1,533,272)	$(631,989)

Net income (loss) allocated to other partners	$(86,985)	$(768,509)	$(1,030,476)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$8,250,797	$6,722,880	$6,794,417
Interest and other	308,720	227,868	260,109

	8,559,517	6,950,748	7,054,526
Expenses
Interest	1,602,936	1,636,416	1,693,494
Depreciation and amortization	2,701,625	2,152,629	1,991,880
Taxes and insurance	1,166,464	857,401	687,006
Repairs and maintenance	1,110,341	1,103,918	1,600,477
Operating expenses	4,017,066	2,466,632	2,382,957
Impairment loss	-	-	-
Other expenses	99,834	83,655	121,461

	10,698,266	8,300,651	8,477,275

NET LOSS	$(2,138,749)	$(1,349,903)	$(1,422,749)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,509,143)	$(852,880)	$(734,104)

Net income (loss) allocated to other partners	$(629,606)	$(497,023)	$(688,645)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,807,108	$4,409,070	$3,457,171
Interest and other	227,725	189,388	327,190

	6,034,833	4,598,458	3,784,361
Expenses
Interest	1,125,812	1,042,183	794,491
Depreciation and amortization	2,155,796	1,470,446	1,354,639
Taxes and insurance	916,970	546,194	416,808
Repairs and maintenance	969,136	779,093	605,553
Operating expenses	3,091,071	1,745,583	1,624,265
Impairment loss	-	4,471,725	4,471,725
Other expenses	100,289	132,825	170,129

	8,359,074	10,188,049	9,437,610

NET LOSS	$(2,324,241)	$(5,589,591)	$(5,653,249)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,706,131)	$(2,839,766)	$(3,017,505)

Net income (loss) allocated to other partners	$(618,110)	$(2,749,825)	$(2,635,744)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,685,423	$11,751,328	$11,193,581
Interest and other	696,997	521,986	333,681

	10,382,420	12,273,314	11,527,262
Expenses
Interest	3,272,846	3,860,958	3,056,584
Depreciation and amortization	2,564,853	3,875,892	3,977,746
Taxes and insurance	1,337,434	1,392,140	1,147,772
Repairs and maintenance	1,456,627	1,985,781	2,057,577
Operating expenses	2,762,748	2,862,936	3,476,514
Impairment loss	-	-	-
Other expenses	73,125	141,077	259,896

	11,467,633	14,118,784	13,976,089

NET LOSS	$(1,085,213)	$(1,845,470)	$(2,448,827)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(472,991)	$(1,444,671)	$(850,067)

Net income (loss) allocated to other partners	$(612,222)	$(400,799)	$(1,598,760)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,364,550	$9,169,133	$10,842,982
Interest and other	413,614	285,490	349,035

	9,778,164	9,454,623	11,192,017
Expenses
Interest	2,461,670	3,256,640	2,673,689
Depreciation and amortization	3,143,748	2,918,920	3,358,204
Taxes and insurance	917,458	966,510	1,415,554
Repairs and maintenance	1,729,245	1,546,000	2,138,921
Operating expenses	3,309,603	2,972,811	3,971,103
Impairment loss	-	-	-
Other expenses	170,855	114,131	190,487

	11,732,579	11,775,012	13,747,958

NET LOSS	$(1,954,415)	$(2,320,389)	$(2,555,941)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(935,966)	$(1,374,242)	$(1,293,082)

Net income (loss) allocated to other partners	$(1,018,449)	$(946,147)	$(1,262,859)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,670,171
Interest and other	328,676

5,998,847
Expenses
Interest	1,444,188
Depreciation and amortization	1,515,328
Taxes and insurance	726,435
Repairs and maintenance	1,175,608
Operating expenses	1,940,448
Impairment loss	-
Other expenses	46,860

6,848,867

NET LOSS	$(850,020)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(705,660)

Net income (loss) allocated to other partners	$(144,360)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

NOTES RECEIVABLE	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE D - NOTES RECEIVABLE

Notes receivable at March 31, 2013 and 2012 consist of advance installments of $69,698 and $69,698, respectively, of capital contributions to operating limited partnerships. The notes are comprised of noninterest bearing and interest bearing notes with rates ranging from 3.00% to prime + 1.00%. Prime was 3.25% as of March 31, 2013 and 2012. These notes are secured by future installments of capital contributions or paid upon demand. The notes at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	46,908	46,908
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	-
Series 42	22,790	22,790
Series 43	-	-
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$69,698	$69,698

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(9,286,324)	$(132,037)	$(94,652)

Operating limited partnership rents received in advance	27,748	(9,847)	20,766

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,085,849)	(182,010)	(7,920)

Other	5,372,512	1,187,690	954,139

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(20,689,989)	(220,356)	(86,888)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,562,753)	(88,946)	(176,857)

Impairment loss not recognized for tax purposes	9,932,388	-	-

Operating limited partnership impairment loss not recognized for tax purposes	3,255,938	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,320,275)	(633,924)	(108,953)

Income (loss) for tax return purposes, December 31, 2012	$(29,356,604)	$(79,430)	$499,635

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$173,710	$7,680	$1,665,868

Operating limited partnership rents received in advance	-	-	(995)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(106,926)	50,289	(199,408)

Other	482,776	(7,338)	1,435,560

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(159,268)	(178,090)	(428,611)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(82,051)	(221,153)	(79,286)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(193,569)	(78,968)	(1,789,948)

Income (loss) for tax return purposes, December 31, 2012	$114,672	$(427,580)	$603,180

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$3,048,059	$1,778,373	$416,424

Operating limited partnership rents received in advance	-	-	(26)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(914,217)	(2,061,461)	(571,566)

Other	1,257,686	(2,342,668)	(468,704)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(130,543)	(900,257)	(262,813)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,726)	(384,543)	(303,209)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,074,777)	(667,681)	(793,118)

Income (loss) for tax return purposes, December 31, 2012	$(907,518)	$(4,578,237)	$(1,983,012)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$145,521	$(445,991)	$(99,836)

Operating limited partnership rents received in advance	(203)	7,127	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(83,328)	281,404	65,063

Other	(532,107)	34,138	548,253

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(888,944)	(1,439,168)	(680,994)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(279,724)	(362,360)	(174,505)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(88,847)	45,923	(94,152)

Income (loss) for tax return purposes, December 31, 2012	$(1,727,632)	$(1,878,927)	$(436,171)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(173,701)	$(250,554)	$(123,940)

Operating limited partnership rents received in advance	(2,488)	(112)	498

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	222,463	181,115	48,408

Other	445,811	515,613	52,777

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,070,330)	(1,389,322)	(615,022)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(472,089)	(230,122)	(149,574)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(47,842)	(99,306)	(29,581)

Income (loss) for tax return purposes, December 31, 2012	$(2,098,176)	$(1,272,688)	$(816,434)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(241,582)	$(229,818)	$1,171,987

Operating limited partnership rents received in advance	3,672	-	1,032

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	274,896	213,030	104,061

Other	1,201,511	(406,637)	483,466

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,312,415)	(767,266)	(478,049)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,537)	(275,425)	(147,886)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(71,194)	(148,045)	(918,088)

Income (loss) for tax return purposes, December 31, 2012	$(334,649)	$(1,614,161)	$216,523

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(195,816)	$(143,068)	$(254,218)

Operating limited partnership rents received in advance	(512)	3,332	2,031

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	104,864	64,400	86,800

Other	309,920	139,501	138,327

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,554,735)	(446,193)	(607,980)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(170,075)	(388,648)	(269,222)

Impairment loss not recognized for tax purposes	-	-	31,426

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(92,399)	(135,875)	(94,884)

Income (loss) for tax return purposes, December 31, 2012	$(1,598,753)	$(906,551)	$(967,720)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(506,558)	$(1,379,525)	$(1,816,283)

Operating limited partnership rents received in advance	1,336	583	880

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	213,068	99,240

Other	236,679	167,716	53,575

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(419,385)	(333,869)	(527,871)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(193,586)	(244,603)	(249,496)

Impairment loss not recognized for tax purposes	159,516	686,802	1,141,092

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(130,421)	(21,986)	(51,368)

Income (loss) for tax return purposes, December 31, 2012	$(652,403)	$(911,814)	$(1,350,231)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(2,884,319)	$(1,930,330)	$(3,626,224)

Operating limited partnership rents received in advance	674	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	281,780	259,700	140,862

Other	(245,073)	(491,708)	352,267

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(134,805)	(4,133,937)	(522,878)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(211,864)	(334,458)	(349,757)

Impairment loss not recognized for tax purposes	2,181,276	981,206	2,475,746

Operating limited partnership impairment loss not recognized for tax purposes	-	3,255,938	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(58,003)	256,128	(120,732)

Income (loss) for tax return purposes, December 31, 2012	$(1,070,334)	$(2,137,461)	$(1,650,716)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,165,494)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	149,528

Other	(130,658)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(440,051)

Impairment loss not recognized for tax purposes	2,275,324

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(78,665)

Income (loss) for tax return purposes, December 31, 2012	$(1,390,016)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(26,444,927)	$709,830	$77,461

Operating limited partnership rents received in advance	(25,330)	(792)	(17,340)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	3,223,033	(485,260)	(65,953)

Other	10,095,286	1,046,852	532,053

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(22,532,031)	(536,012)	(156,402)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,367,770)	(101,262)	(161,852)

Impairment loss not recognized for tax purposes	16,692,807	-	-

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,871,911)	(229,931)	(15,785)

Income (loss) for tax return purposes, December 31, 2011	$(25,849,447)	$403,425	$192,182

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(199,453)	$(176,389)	$24,116

Operating limited partnership rents received in advance	-	-	(1,330)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	77,268	48,983	57,757

Other	548,081	158,495	(104,260)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(588,334)	(402,596)	(469,351)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(205,269)	(83,214)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(559,466)	(564,133)	(153,169)

Income (loss) for tax return purposes, December 31, 2011	$(721,904)	$(1,140,909)	$(729,451)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$1,220,041	$(148,277)	$(273,280)

Operating limited partnership rents received in advance	-	-	(286)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,240,982)	260,248	33,712

Other	931,841	257,584	7,695

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(169,546)	(1,187,293)	(331,280)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(410,051)	(179,576)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(153,645)	(1,324,478)	(1,090,434)

Income (loss) for tax return purposes, December 31, 2011	$587,709	$(2,552,267)	$(1,833,449)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(266,396)	$(299,048)	$(187,318)

Operating limited partnership rents received in advance	(1,956)	(12,543)	(4,323)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	330,768	331,404	74,144

Other	915,610	782,620	317,452

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(968,689)	(949,962)	(739,185)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(261,242)	(266,622)	(242,186)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(43,419)	6,612	(23,091)

Income (loss) for tax return purposes, December 31, 2011	$(295,324)	$(407,539)	$(804,507)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(391,897)	$(341,661)	$(92,813)

Operating limited partnership rents received in advance	(17,822)	14,054	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	364,152	223,428	129,714

Other	1,081,043	175,525	(269,603)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,464,658)	(1,492,651)	(631,989)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(661,460)	(277,002)	(147,498)

Impairment loss not recognized for tax purposes	31,776	12,173	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	44,653	(371,358)	(46,541)

Income (loss) for tax return purposes, December 31, 2011	$(1,014,213)	$(2,057,492)	$(1,058,730)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(367,740)	$(320,129)	$(191,788)

Operating limited partnership rents received in advance	1,085	(3,664)	886

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	293,196	228,360	160,596

Other	346,459	80,802	173,437

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,509,143)	(774,863)	(680,056)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(263,619)	(302,349)	(320,433)

Impairment loss not recognized for tax purposes	-	15,474	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	49,198	(106,958)	(87,890)

Income (loss) for tax return purposes, December 31, 2011	$(1,450,564)	$(1,183,327)	$(945,248)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(208,996)	$(1,076,160)	$(1,392,463)

Operating limited partnership rents received in advance	14,466	3,043	4,146

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	164,400	136,800

Other	567,323	86,752	355,807

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,673,310)	(2,708,461)	(2,650,044)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(199,553)	(239,198)	(116,566)

Impairment loss not recognized for tax purposes	-	768,169	867,465

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Difference due to fiscal year for book purposes and calendar year for tax purposes	(96,636)	(91,904)	(84,595)

Income (loss) for tax return purposes, December 31, 2011	$(1,391,842)	$(902,661)	$(688,752)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(2,411,765)	$(2,401,457)	$(2,368,983)

Operating limited partnership rents received in advance	2,631	(1,781)	(1,393)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	238,068	249,780

Other	145,349	81,830	205,103

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(122,269)	(726,679)	(396,622)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(168,637)	(213,703)	(232,974)

Impairment loss not recognized for tax purposes	1,833,033	1,267,710	1,587,363

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(103,388)	26,852	(36,491)

Income (loss) for tax return purposes, December 31, 2011	$(625,030)	$(1,729,160)	$(994,217)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(3,114,804)	$(3,379,213)	$(5,737,784)

Operating limited partnership rents received in advance	(2,411)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	284,698	366,564

Other	609,140	900,810	190,602

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(461,452)	(696,097)	(45,087)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(233,409)	(264,358)	(365,601)

Impairment loss not recognized for tax purposes	2,201,172	2,156,011	3,838,473

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(51,330)	178,785	99,463

Income (loss) for tax return purposes, December 31, 2011	$(746,314)	$(819,364)	$(1,653,370)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,128,561)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	(29,116)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(450,136)

Impairment loss not recognized for tax purposes	2,113,988

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(42,832)

Income (loss) for tax return purposes, December 31, 2011	$(1,287,129)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2012	$95,791,218	$(2,702,097)	$(1,709,448)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	83,929,078	2,747,749	2,799,954

Impairment loss in investment in operating limited partnerships	(226,099,776)	(1,648,785)	(118,301)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2013	(1,326,821)	(86,256)	(219,339)

Operating limited partnership impairment loss not recognized for tax purposes	3,256,264	-	-

Other	57,077,708	1,118,772	(752,866)

Investments in operating limited partnerships - as reported	$13,605,938	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2012	$(2,855,486)	$1,047,798	$(1,087,314)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,729,559	2,074,441	3,181,496

Impairment loss in investment in operating limited partnerships	(1,725,087)	(6,344,121)	(2,395,773)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2013	(25,824)	(54,934)	(37,933)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,653,301	3,276,816	339,524

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2012	$1,546,192	$(3,672,336)	$(458,437)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	476,326	6,192,769	2,149,024

Impairment loss in investment in operating limited partnerships	(3,403,453)	(5,322,693)	(6,453,941)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	(31,239)	(114,788)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,412,174	2,917,048	5,029,518

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2012	$9,982,115	$878,137	$1,798,113

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,317,018	7,193,417	2,714,894

Impairment loss in investment in operating limited partnerships	(16,711,233)	(10,932,738)	(6,609,159)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	(99,756)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,511,856	3,126,425	2,096,152

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2012	$2,105,367	$7,183,259	$5,219,230

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,706,614	5,680,810	2,093,741

Impairment loss in investment in operating limited partnerships	(14,021,758)	(14,759,194)	(9,101,023)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2013	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	4,335,124	1,711,012	1,788,052

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2012	$4,847,738	$5,042,852	$667,274

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,593,961	2,825,313	1,170,643

Impairment loss in investment in operating limited partnerships	(11,601,216)	(11,273,719)	(7,216,579)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,159,517	3,405,554	5,378,662

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2012	$2,510,968	$6,780,035	$5,291,296

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,018,176	3,181,015	3,282,894

Impairment loss in investment in operating limited partnerships	(8,855,671)	(10,498,790)	(7,420,197)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,326,527	537,740	(1,153,993)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2012	$8,209,133	$1,583,326	$6,214,105

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	639,318	1,480,788	1,497,482

Impairment loss in investment in operating limited partnerships	(10,596,325)	(6,968,657)	(10,059,798)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,747,874	3,904,543	2,458,129

Investments in operating limited partnerships - as reported	$-	$-	$109,918

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2012	$8,778,167	$3,800,040	$13,291,628

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,834,207	6,568,883	778,586

Impairment loss in investment in operating limited partnerships	(11,853,725)	(8,041,733)	(12,456,025)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	3,256,264	-

Other	2,709,259	(4,504,236)	3,339,358

Investments in operating limited partnerships - as reported	$1,467,908	$1,079,218	$4,953,547

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2012	$11,499,563

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(9,710,082)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2013	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,205,866

Investments in operating limited partnerships - as reported	$5,995,347

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2011	$125,120,427	$(2,819,217)	$(2,420,607)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	80,780,371	2,885,315	2,808,604

Impairment loss in investment in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2012	(1,482,646)	(86,256)	(236,024)

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Other	49,141,153	1,098,326	45,181

Investments in operating limited partnerships - as reported	$26,489,050	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2011	$(2,782,080)	$1,537,309	$(306,238)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,966,027	2,695,647	3,600,661

Impairment loss in investment in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2012	(90,435)	(49,191)	(81,405)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,641,880	3,532,142	417,217

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2011	$2,852,474	$1,272,176	$574,567

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	604,305	6,132,941	2,165,786

Impairment loss in investment in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(50,739)	(120,610)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,874,203	3,927,332	4,426,458

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2011	$11,764,927	$2,638,400	$2,104,357

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,807,444	5,819,395	4,313,907

Impairment loss in investment in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(111,234)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,531,883	2,737,279	179,456

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2011	$4,227,006	$8,294,977	$5,930,551

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,956,178	4,297,514	1,478,719

Impairment loss in investment in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2012	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	5,551,461	1,982,590	1,656,109

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2011	$5,145,089	$6,551,050	$1,644,245

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,533,477	2,177,825	3,663,065

Impairment loss in investment in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(1,120,091)	3,621,690	2,351,013

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2011	$3,931,205	$7,529,386	$6,127,209

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,463,441	2,734,822	2,674,914

Impairment loss in investment in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Other	1,218,673	(1,982,515)	(3,478,862)

Investments in operating limited partnerships - as reported	$-	$30,033	$127,952

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2011	$8,740,575	$2,328,355	$7,365,274

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	219,933	1,415,040	1,218,759

Impairment loss in investment in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,783,620	3,547,949	2,010,900

Investments in operating limited partnerships - as reported	$307,320	$892,598	$1,676,228

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2011	$9,767,002	$5,819,206	$14,615,954

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,039,866	2,851,078	255,708

Impairment loss in investment in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,778,404	851,874	3,337,422

Investments in operating limited partnerships - as reported	$4,021,942	$2,365,868	$8,228,807

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2011	$12,687,275

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(7,468,532)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2012	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	3,619,559

Investments in operating limited partnerships - as reported	$8,838,302

CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE F - CASH EQUIVALENTS

Cash equivalents of $10,128,188 and $7,488,933 as of March 31, 2013 and 2012, respectively, include money market accounts with interest rates ranging from 0.10% to 0.45% per annum.

CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE G - CONCENTRATION OF CREDIT RISK

The Fund maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the Fund has not experienced any losses with respect to its balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2013.

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE H - SUBSEQUENT EVENTS

Subsequent to March 31, 2013, the Fund has entered into agreements to transfer 49% of it's interests in one operating limited partnership by June 2013. The transfer price and other terms for the disposition of the operating limited partnership has been determined. The proceeds received for the operating limited partnership were $122,500. The gain on the transfer of this operating limited partnership was $50,000 and was recognized in the first quarter of the fiscal year ended 2013.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE I - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund’s financial instruments relate to notes receivable and accounts payable - affiliates. Management has not disclosed the fair value of these financial instruments because determination of such fair value is deemed to be impractical. The notes receivable and accounts payable - affiliates are due from or owed to affiliates of the Fund. The unique nature of these financial instruments makes determination of any fair value impractical. See notes B and D for disclosure of the carrying amount and terms of these financial instruments.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Investment In Operating Limited Partnerships [Policy Text Block]
Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the Fund recorded a valuation allowance of $571,905 and $457,496 as of March 31, 2013 and 2012, respectively.

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. Impairment losses have been recognized for the years ended March 31, 2013 and 2012 of $9,932,388 and $16,692,807, respectively.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the fund utilizes a March 31 year end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the fund when received.

Prior to January 1, 1999, the Fund recorded acquisition costs as an increase in its investments in operating limited partnerships. These costs were amortized by the operating limited partnerships over 27.5 years on the straight-line method. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the fund. These differences are shown as reconciling items in note C. As of January 1, 1999, the Fund records acquisition costs incurred after January 1, 1999 as deferred acquisition costs. These costs are amortized on the straight-line method.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating limited partnerships' general partners and their guarantee against credit recapture.

Capitalization of Deferred Policy Acquisition Costs, Policy [Policy Text Block]
Deferred Acquisition Costs

Acquisition costs were amortized on the straight-line method over 27.5 years. As of March 31, 2013 and 2012, an impairment loss of $147,078 and $1,595,113, respectively, was recorded and the lives of the remaining acquisition costs were reassessed.

Accumulated amortization as of March 31, 2013 and 2012, as well as the March 31, 2013 and 2012 impairments and the remaining lives are as follows:

	Accumulated Amortization	Accumulated Amortization	Acquisition Costs Impairment	Acquisition Costs Impairment	Remaining Life Acquistion Costs
	2013	2012	2013	2012	Years
Series 20	$-	$-	$-	$-	-
Series 21	-	-	-	-	-
Series 22	-	-	-	-	-
Series 23	-	-	-	-	-
Series 24	-	-	-	-	-
Series 25	-	-	-	-	-
Series 26	-	-	-	-	-
Series 27	261,567	196,176	-	-	-
Series 28	-	-	-	-	-
Series 29	-	-	-	-	-
Series 30	-	-	-	-	-
Series 31	-	-	-	-	-
Series 32	-	-	-	-	-
Series 33	-	-	-	-	-
Series 34	-	-	-	-	-
Series 35	-	-	-	-	-
Series 36	-	-	-	-	-
Series 37	-	-	-	-	-
Series 38	-	-	-	-	-
Series 39	-	-	-	-	-
Series 40	-	-	-	-	-
Series 41	-	-	113,304	79,027	-
Series 42	69,160	-	-	12,785	4
Series 43	66,792	-	-	160,616	4
Series 44	1,131,199	848,399	-	-	4
Series 45	17,816	-	-	1,276,381	4
Series 46	-	-	33,774	66,304	4

	$1,546,534	$1,044,575	$147,078	$1,595,113

The annual amortization for deferred acquisition costs for the years 2014, 2015, 2016 and 2017 are estimated to be $446,667.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Period, Policy [Policy Text Block]
Fiscal Year

For financial reporting purposes, the fund uses a March 31 year end, whereas for income tax reporting purposes, the fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Earnings Per Benefical Assignee Partnership Unit [Policy Text Block]
Net Loss Per Beneficial Assignee Certificate Unit

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 20	3,865,700	3,866,367
Series 21	1,890,700	1,890,700
Series 22	2,564,400	2,564,400
Series 23	3,336,727	3,336,727
Series 24	2,169,878	2,169,878
Series 25	3,025,609	3,025,942
Series 26	3,995,667	3,995,900
Series 27	2,460,700	2,460,700
Series 28	4,000,238	4,000,571
Series 29	3,991,800	3,991,800
Series 30	2,651,000	2,651,000
Series 31	4,417,857	4,417,857
Series 32	4,753,698	4,754,031
Series 33	2,636,200	2,636,533
Series 34	3,529,319	3,529,319
Series 35	3,300,463	3,300,463
Series 36	2,106,837	2,106,837
Series 37	2,512,500	2,512,500
Series 38	2,543,100	2,543,100
Series 39	2,292,152	2,292,152
Series 40	2,630,256	2,630,256
Series 41	2,891,626	2,891,626
Series 42	2,744,262	2,744,262
Series 43	3,637,987	3,637,987
Series 44	2,701,973	2,701,973
Series 45	4,014,367	4,014,367
Series 46	2,980,998	2,980,998

	83,646,014	83,648,246

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Fund's condensed financial statements.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012

Series 20	3,866,700	3,866,700	3,865,700	3,865,700
Series 21	1,892,700	1,892,700	1,890,700	1,890,700
Series 22	2,564,400	2,564,400	2,564,400	2,564,400
Series 23	3,336,727	3,336,727	3,336,727	3,336,727
Series 24	2,169,878	2,169,878	2,169,878	2,169,878
Series 25	3,026,109	3,026,109	3,025,609	3,025,609
Series 26	3,995,900	3,995,900	3,995,200	3,995,900
Series 27	2,460,700	2,460,700	2,460,700	2,460,700
Series 28	4,000,738	4,000,738	4,000,238	4,000,238
Series 29	3,991,800	3,991,800	3,991,800	3,991,800
Series 30	2,651,000	2,651,000	2,651,000	2,651,000
Series 31	4,417,857	4,417,857	4,417,857	4,417,857
Series 32	4,754,198	4,754,198	4,753,698	4,753,698
Series 33	2,636,533	2,636,533	2,635,533	2,636,533
Series 34	3,529,319	3,529,319	3,529,319	3,529,319
Series 35	3,300,463	3,300,463	3,300,463	3,300,463
Series 36	2,106,837	2,106,837	2,106,837	2,106,837
Series 37	2,512,500	2,512,500	2,512,500	2,512,500
Series 38	2,543,100	2,543,100	2,543,100	2,543,100
Series 39	2,292,152	2,292,152	2,292,152	2,292,152
Series 40	2,630,256	2,630,256	2,630,256	2,630,256
Series 41	2,891,626	2,891,626	2,891,626	2,891,626
Series 42	2,744,262	2,744,262	2,744,262	2,744,262
Series 43	3,637,987	3,637,987	3,637,987	3,637,987
Series 44	2,701,973	2,701,973	2,701,973	2,701,973
Series 45	4,014,367	4,014,367	4,014,367	4,014,367
Series 46	2,980,998	2,980,998	2,980,998	2,980,998

	83,651,080	83,651,080	83,644,880	83,646,580

Schedule Of Accumulated Amortization Of Acquisition Costs [Table Text Block]
Accumulated amortization as of March 31, 2013 and 2012, as well as the March 31, 2013 and 2012 impairments and the remaining lives are as follows:

	Accumulated Amortization	Accumulated Amortization	Acquisition Costs Impairment	Acquisition Costs Impairment	Remaining Life Acquistion Costs
	2013	2012	2013	2012	Years
Series 20	$-	$-	$-	$-	-
Series 21	-	-	-	-	-
Series 22	-	-	-	-	-
Series 23	-	-	-	-	-
Series 24	-	-	-	-	-
Series 25	-	-	-	-	-
Series 26	-	-	-	-	-
Series 27	261,567	196,176	-	-	-
Series 28	-	-	-	-	-
Series 29	-	-	-	-	-
Series 30	-	-	-	-	-
Series 31	-	-	-	-	-
Series 32	-	-	-	-	-
Series 33	-	-	-	-	-
Series 34	-	-	-	-	-
Series 35	-	-	-	-	-
Series 36	-	-	-	-	-
Series 37	-	-	-	-	-
Series 38	-	-	-	-	-
Series 39	-	-	-	-	-
Series 40	-	-	-	-	-
Series 41	-	-	113,304	79,027	-
Series 42	69,160	-	-	12,785	4
Series 43	66,792	-	-	160,616	4
Series 44	1,131,199	848,399	-	-	4
Series 45	17,816	-	-	1,276,381	4
Series 46	-	-	33,774	66,304	4

	$1,546,534	$1,044,575	$147,078	$1,595,113

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 20	3,865,700	3,866,367
Series 21	1,890,700	1,890,700
Series 22	2,564,400	2,564,400
Series 23	3,336,727	3,336,727
Series 24	2,169,878	2,169,878
Series 25	3,025,609	3,025,942
Series 26	3,995,667	3,995,900
Series 27	2,460,700	2,460,700
Series 28	4,000,238	4,000,571
Series 29	3,991,800	3,991,800
Series 30	2,651,000	2,651,000
Series 31	4,417,857	4,417,857
Series 32	4,753,698	4,754,031
Series 33	2,636,200	2,636,533
Series 34	3,529,319	3,529,319
Series 35	3,300,463	3,300,463
Series 36	2,106,837	2,106,837
Series 37	2,512,500	2,512,500
Series 38	2,543,100	2,543,100
Series 39	2,292,152	2,292,152
Series 40	2,630,256	2,630,256
Series 41	2,891,626	2,891,626
Series 42	2,744,262	2,744,262
Series 43	3,637,987	3,637,987
Series 44	2,701,973	2,701,973
Series 45	4,014,367	4,014,367
Series 46	2,980,998	2,980,998

	83,646,014	83,648,246

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]
The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

		2013
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$105,990	$10,885	$95,105
Series 21	67,080	3,051	64,029
Series 22	121,368	16,887	104,481
Series 23	113,039	14,625	98,414
Series 24	122,334	17,490	104,844
Series 25	76,550	44,517	32,033
Series 26	286,205	80,405	205,800
Series 27	229,434	103,260	126,174
Series 28	298,447	141,421	157,026
Series 29	331,404	59,017	272,387
Series 30	163,063	33,471	129,592
Series 31	345,693	164,357	181,336
Series 32	281,115	53,540	227,575
Series 33	123,408	16,389	107,019
Series 34	274,896	16,654	258,242
Series 35	213,030	20,385	192,645
Series 36	154,061	100,251	53,810
Series 37	204,864	18,518	186,346
Series 38	164,400	31,044	133,356
Series 39	136,800	23,923	112,877
Series 40	200,016	24,394	175,622
Series 41	238,068	22,075	215,993
Series 42	249,240	40,195	209,045
Series 43	306,780	38,157	268,623
Series 44	284,700	22,930	261,770
Series 45	365,862	47,088	318,774
Series 46	249,528	19,442	230,086

	$5,707,375	$1,184,371	$4,523,004

		2012
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$169,740	$68,473	$101,267
Series 21	94,047	77,264	16,783
Series 22	177,268	12,393	164,875
Series 23	148,983	11,868	137,115
Series 24	157,757	40,400	117,357
Series 25	119,018	90,354	28,664
Series 26	336,248	43,205	293,043
Series 27	233,712	41,145	192,567
Series 28	330,768	37,593	293,175
Series 29	331,404	73,143	258,261
Series 30	174,144	21,412	152,732
Series 31	364,152	41,274	322,878
Series 32	283,428	34,541	248,887
Series 33	129,714	45,219	84,495
Series 34	293,196	34,154	259,042
Series 35	228,360	41,985	186,375
Series 36	160,596	40,478	120,118
Series 37	204,864	18,518	186,346
Series 38	164,400	22,902	141,498
Series 39	136,800	14,135	122,665
Series 40	200,016	14,705	185,311
Series 41	238,068	23,326	214,742
Series 42	249,780	45,310	204,470
Series 43	306,780	38,928	267,852
Series 44	284,698	82,948	201,750
Series 45	366,564	48,328	318,236
Series 46	249,528	17,511	232,017

	$6,134,033	$1,081,512	$5,052,521

Schedule Of Management Fees Paid [Table Text Block]
The fund management fees paid for the years ended March 31, 2013 and 2012, are as follows:

	2013	2012

Series 20	$288,000	$655,000
Series 21	75,000	160,000
Series 22	228,294	100,000
Series 23	62,750	100,000
Series 24	321,742	100,000
Series 25	990,767	1,360,000
Series 26	2,347,666	76,000
Series 27	801,000	200,000
Series 28	381,775	-
Series 29	50,000	-
Series 30	98,000	100,000
Series 31	123,230	-
Series 32	100,000	60,000
Series 33	75,000	-
Series 34	-	-
Series 35	-	-
Series 36	50,000	-
Series 37	100,000	-
Series 38	100,000	-
Series 39	50,000	-
Series 40	-	-
Series 41	25,000	-
Series 42	150,000	-
Series 43	25,000	-
Series 44	25,000	-
Series 45	225,000	-
Series 46	100,000	-

	$6,793,224	$2,911,000

Schedule Of Advances From Affiliate [Table Text Block]
The total advances as of March 31, 2013 and 2012, are as follows:

	2013	2012

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	54,660	54,660
Series 34	120,842	104,982
Series 35	-	-
Series 36	-	129,612
Series 37	-	-
Series 38	-	-
Series 39	220,455	220,455
Series 40	347,144	337,528
Series 41	359,757	359,757
Series 42	221,615	221,615
Series 43	-	-
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$1,324,473	$1,428,609

Schedule Of General Administrative and Professional Fees [Table Text Block]
During the years ended March 31, 2013 and 2012, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2013	2012

Series 20	$17,507	$12,949
Series 21	13,730	10,692
Series 22	16,241	12,440
Series 23	17,016	12,752
Series 24	15,169	11,825
Series 25	15,813	11,970
Series 26	20,672	15,374
Series 27	15,320	11,593
Series 28	18,266	13,812
Series 29	18,633	13,588
Series 30	15,721	11,840
Series 31	19,021	13,937
Series 32	18,156	13,270
Series 33	14,425	13,397
Series 34	16,326	14,695
Series 35	15,766	14,328
Series 36	14,157	13,524
Series 37	14,016	13,395
Series 38	14,561	13,736
Series 39	13,938	13,353
Series 40	15,451	14,408
Series 41	17,001	15,494
Series 42	17,940	16,616
Series 43	18,219	16,282
Series 44	15,173	15,003
Series 45	20,278	18,871
Series 46	17,065	16,502

	$445,581	$375,646

INVESTMENTS IN OPERATING PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2013
Investments In Operating Partnerships [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
At March 31, 2013 and 2012, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 20	11	12
Series 21	5	6
Series 22	10	20
Series 23	11	15
Series 24	13	18
Series 25	7	11
Series 26	31	39
Series 27	13	15
Series 28	20	24
Series 29	21	21
Series 30	16	17
Series 31	25	26
Series 32	15	15
Series 33	8	8
Series 34	13	14
Series 35	10	11
Series 36	9	11
Series 37	7	7
Series 38	10	10
Series 39	9	9
Series 40	16	16
Series 41	20	20
Series 42	21	22
Series 43	23	23
Series 44	10	10
Series 45	30	30
Series 46	15	15

	399	445

Schedule Of Dispositions By Series [Table Text Block]
During the year ended March 31, 2013 the Fund disposed of forty six Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2013 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain/(Loss) on Disposition

Series 20	1	-	$6,402	$6,402
Series 21	1	-	-
Series 22	8	2	318,670	318,670
Series 23	4	-	82,930	82,930
Series 24	3	2	1,793,701	1,793,701
Series 25	2	2	2,477,731	3,096,620
Series 26	7	1	2,007,273	2,007,273
Series 27	1	1	582,228	582,228
Series 28	4	-	53,550	53,550
Series 30	1	-	72,943	72,943
Series 31	1	-	48,230	48,230
Series 32	-	-	1,449	1,449
Series 34	1	-	-	-
Series 35	1	-	52,500	52,500
Series 36	1	1	1,242,272	1,242,272
Series 42	1	-	-	-
Series 45	-	-	442	442

Total	37	9	$8,740,321	$9,359,210

* Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.

During the year ended March 31, 2012 the Fund disposed of twenty two Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2012 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition

Series 20	4	1	$852,350	$852,350
Series 21	3	-	118,002	118,002
Series 22	-	2	-	-
Series 23	-	1	-	-
Series 24	2	-	139,151	139,151
Series 25	4	1	1,215,347	1,215,347
Series 26	-	1	44,244	44,244
Series 28	1	1	37,059	37,059
Series 33	1	-	21,566	21,566

Total	15	7	$2,427,719	$2,427,719

Schedule Of Contributions Payable [Table Text Block]
At March 31, 2013 and 2012, contributions are payable to operating limited partnerships as follows:

	2013	2012

Series 20	$-	$-
Series 21	-	-
Series 22	9,352	9,352
Series 23	-	-
Series 24	-	9,999
Series 25	-	-
Series 26	1,293	14,490
Series 27	10,020	10,020
Series 28	40,968	40,968
Series 29	10,197	10,197
Series 30	127,396	127,396
Series 31	66,294	66,294
Series 32	173,561	173,561
Series 33	69,154	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	138,438	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	100	100
Series 42	73,433	73,433
Series 43	121,112	121,112
Series 44	252,864	254,640
Series 45	16,724	16,724
Series 46	-	-

	$1,111,008	$1,135,980

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$468,450,655	$6,699,980	$3,762,893

Acquisition costs of operating limited partnerships	29,435,629	861,676	602,529

Cumulative distributions from operating limited partnerships	(3,169,469)	(33,517)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(226,099,776)	(1,648,785)	(118,301)

Cumulative losses from operating limited partnerships	(255,011,101)	(5,879,354)	(4,224,680)

Investments in operating limited partnerships per balance sheet	13,605,938	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(3,160,003)	-	-

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,063,046)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,326,821	86,256	219,339

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(83,929,078)	(2,747,749)	(2,799,954)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,326,492	7,898	-

Cumulative impairment loss in investments in operating limited partnerships	226,099,776	1,648,785	118,301

Other	(2,557,875)	(20,933)	(164,829)

Equity per operating limited partnerships’ combined financial statements	$148,649,025	$(1,025,743)	$(2,627,143)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$4,561,122	$10,391,895	$6,663,058

Acquisition costs of operating limited partnerships	556,775	1,552,411	867,087

Cumulative distributions from operating limited partnerships	(2,987)	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(1,725,087)	(6,344,121)	(2,395,773)

Cumulative losses from operating limited partnerships	(3,389,823)	(5,600,185)	(5,099,440)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	25,824	54,934	37,933

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,729,559)	(2,074,441)	(3,181,496)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	23,202

Cumulative impairment loss in investments in operating limited partnerships	1,725,087	6,344,121	2,395,773

Other	(136,248)	(112,529)	138,307

Equity per operating limited partnerships’ combined financial statements	$(1,754,027)	$4,172,808	$(707,987)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,949,669	$15,248,303	$13,173,497

Acquisition costs of operating limited partnerships	530,964	2,125,402	1,913,345

Cumulative distributions from operating limited partnerships	(69,547)	(69,380)	(52,749)

Cumulative impairment loss in investments in operating limited partnerships	(3,403,453)	(5,322,693)	(6,453,941)

Cumulative losses from operating limited partnerships	(1,007,633)	(11,981,632)	(8,580,152)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	(70,440)	(286,388)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	114,788	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(476,326)	(6,192,769)	(2,149,024)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	187,072	-

Cumulative impairment loss in investments in operating limited partnerships	3,403,453	5,322,693	6,453,941

Other	(55,777)	(95,517)	(217,897)

Equity per operating limited partnerships’ combined financial statements	$2,902,589	$(794,010)	$3,697,048

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,336,641	$28,419,361	$13,904,236

Acquisition costs of operating limited partnerships	3,716,071	4,100,111	1,439,788

Cumulative distributions from operating limited partnerships	(553,380)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,711,233)	(10,932,738)	(6,609,159)

Cumulative losses from operating limited partnerships	(11,788,099)	(21,559,918)	(8,681,661)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(233,630)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	99,756	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,317,018)	(7,193,417)	(2,714,894)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,711,233	10,932,738	6,609,159

Other	(436,019)	(104,030)	5,620

Equity per operating limited partnerships’ combined financial statements	$12,275,553	$3,152,798	$3,536,671

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,644,054	$29,567,115	$14,744,596

Acquisition costs of operating limited partnerships	3,688,096	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(14,021,758)	(14,759,194)	(9,101,023)

Cumulative losses from operating limited partnerships	(15,244,387)	(18,541,009)	(6,963,108)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,706,614)	(5,680,810)	(2,093,741)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,562	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	14,021,758	14,759,194	9,101,023

Other	(341,543)	348,700	(39,291)

Equity per operating limited partnerships’ combined financial statements	$5,984,448	$7,889,060	$6,631,014

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,771,378	$20,689,083	$13,848,639

Acquisition costs of operating limited partnerships	2,297,255	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,252)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(11,601,216)	(11,273,719)	(7,216,579)

Cumulative losses from operating limited partnerships	(14,441,340)	(9,385,112)	(6,515,860)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,593,961)	(2,825,313)	(1,170,643)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,601,216	11,273,719	7,216,579

Other	(257,710)	19,992	(76,402)

Equity per operating limited partnerships’ combined financial statements	$6,421,777	$8,546,415	$5,956,113

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(531,129)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(8,855,671)	(10,498,790)	(7,420,197)

Cumulative losses from operating limited partnerships	(9,366,294)	(7,822,248)	(9,054,892)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 20123which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,018,176)	(3,181,015)	(3,282,894)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,855,671	10,498,790	7,420,197

Other	(8,607)	(266,828)	(71,431)

Equity per operating limited partnerships’ combined financial statements	$3,977,333	$7,110,408	$4,345,091

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,690,646

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(53,094)	(58,012)	(109,245)

Cumulative impairment loss in investments in operating limited partnerships	(10,596,325)	(6,968,657)	(10,059,798)

Cumulative losses from operating limited partnerships	(8,687,573)	(10,313,818)	(9,411,685)

Investments in operating limited partnerships per balance sheet	-	-	109,918

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(25,172)	(33,807)	(409,845)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(639,318)	(1,480,788)	(1,497,482)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,596,325	6,968,657	10,059,798

Other	(159,009)	(221,822)	(65,078)

Equity per operating limited partnerships’ combined financial statements	$9,851,637	$5,233,289	$8,217,323

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,381,437	$29,408,956

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(289,277)	(49,763)	(263,099)

Cumulative impairment loss in investments in operating limited partnerships	(11,853,725)	(8,041,733)	(12,456,025)

Cumulative losses from operating limited partnerships	(13,006,138)	(10,210,723)	(11,736,285)

Investments in operating limited partnerships per balance sheet	1,467,908	1,079,218	4,953,547

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,834,207)	(6,568,883)	(778,586)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	2,230	28,744

Cumulative impairment loss in investments in operating limited partnerships	11,853,725	8,041,733	12,456,025

Other	(149,571)	(27,388)	(21,194)

Equity per operating limited partnerships’ combined financial statements	$11,194,690	$2,271,066	$16,508,811

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(99,585)

Cumulative impairment loss in investments in operating limited partnerships	(9,710,082)

Cumulative losses from operating limited partnerships	(6,518,052)

Investments in operating limited partnerships per balance sheet	5,995,347

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	9,710,082

Other	(20,841)

Equity per operating limited partnerships’ combined financial statements	$15,681,993

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$505,960,745	$6,882,024	$4,113,424

Acquisition costs of operating limited partnerships	34,246,077	862,696	661,389

Cumulative distributions from operating limited partnerships	(3,327,345)	(33,517)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Cumulative losses from operating limited partnerships	(277,960,509)	(6,062,418)	(4,555,218)

Investments in operating limited partnerships per balance sheet	26,489,050	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(3,297,940)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,409,848)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,482,646	86,256	236,024

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(80,780,371)	(2,885,315)	(2,808,604)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,442,934	7,898	-

Cumulative impairment loss in investments in operating limited partnerships	232,429,918	1,648,785	197,154

Other	(2,651,838)	(23,926)	(162,615)

Equity per operating limited partnerships’ combined financial statements	$170,704,551	$(1,166,302)	$(2,538,041)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$9,924,845	$12,936,474	$9,867,638

Acquisition costs of operating limited partnerships	1,338,598	1,923,419	1,362,093

Cumulative distributions from operating limited partnerships	(72,218)	(25,544)	(94,006)

Cumulative impairment loss in investments in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Cumulative losses from operating limited partnerships	(7,232,296)	(7,118,442)	(7,505,490)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(249,133)	(62,597)	(267,328)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	90,435	49,191	81,405

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,966,027)	(2,695,647)	(3,600,661)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,764	34,901	61,209

Cumulative impairment loss in investments in operating limited partnerships	3,958,929	7,715,907	3,630,235

Other	(252,672)	(69,448)	98,321

Equity per operating limited partnerships’ combined financial statements	$(1,895,063)	$4,960,726	$(26,977)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$8,003,919	$23,641,935	$14,004,581

Acquisition costs of operating limited partnerships	1,152,325	3,329,810	2,051,185

Cumulative distributions from operating limited partnerships	(144,838)	(166,720)	(60,579)

Cumulative impairment loss in investments in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Cumulative losses from operating limited partnerships	(3,731,163)	(15,593,186)	(9,094,540)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(51,732)	(70,670)	(286,388)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(66,355)	(73,143)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	50,739	120,610	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(604,305)	(6,132,941)	(2,165,786)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	21,215	187,072	41,321

Cumulative impairment loss in investments in operating limited partnerships	5,280,243	11,211,839	6,900,647

Other	(120,856)	(420,929)	(134,230)

Equity per operating limited partnerships’ combined financial statements	$4,508,949	$4,821,838	$4,251,980

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,819,918	$28,419,361	$14,875,401

Acquisition costs of operating limited partnerships	3,934,751	4,100,111	1,579,476

Cumulative distributions from operating limited partnerships	(570,203)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Cumulative losses from operating limited partnerships	(13,191,446)	(21,562,823)	(9,803,953)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(289,605)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	111,234	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,807,444)	(5,819,395)	(4,313,907)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,993,020	10,929,833	6,597,720

Other	(292,910)	(94,881)	3,707

Equity per operating limited partnerships’ combined financial statements	$13,165,526	$4,533,064	$1,924,306

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$29,153,095	$29,700,384	$14,744,596

Acquisition costs of operating limited partnerships	4,199,795	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Cumulative losses from operating limited partnerships	(17,677,587)	(18,674,278)	(6,998,752)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,956,178)	(4,297,514)	(1,478,719)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	43,473	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	15,609,298	14,759,194	9,065,379

Other	(322,661)	370,500	(20,139)

Equity per operating limited partnerships’ combined financial statements	$9,354,217	$9,294,156	$7,229,544

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,641,952	$23,763,922	$15,262,574

Acquisition costs of operating limited partnerships	2,566,310	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,262)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Cumulative losses from operating limited partnerships	(16,623,710)	(11,383,095)	(7,488,051)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,533,477)	(2,177,825)	(3,663,065)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,558,475	12,350,565	7,658,323

Other	(197,594)	(23,145)	(49,225)

Equity per operating limited partnerships’ combined financial statements	$3,499,636	$10,227,612	$3,932,612

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(525,869)	(217,157)

Cumulative impairment loss in investments in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Cumulative losses from operating limited partnerships	(9,608,646)	(7,853,907)	(8,968,731)

Investments in operating limited partnerships per balance sheet	-	30,033	127,952

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,463,441)	(2,734,822)	(2,674,914)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,613,319	10,442,358	7,386,007

Other	21,909	(185,915)	(64,084)

Equity per operating limited partnerships’ combined financial statements	$5,320,232	$7,611,115	$5,054,180

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,777,849

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(50,444)	(53,111)	(62,791)

Cumulative impairment loss in investments in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Cumulative losses from operating limited partnerships	(8,542,420)	(9,996,032)	(9,120,125)

Investments in operating limited partnerships per balance sheet	307,320	892,598	1,676,228

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(25,172)	(33,807)	(439,845)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(219,933)	(1,415,040)	(1,218,759)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,436,808	6,398,746	8,918,705

Other	(153,941)	(227,795)	(82,231)

Equity per operating limited partnerships’ combined financial statements	$10,423,893	$5,615,751	$8,874,110

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,383,213	$29,449,544

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(241,623)	(37,726)	(212,482)

Cumulative impairment loss in investments in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Cumulative losses from operating limited partnerships	(12,790,153)	(9,823,329)	(11,027,978)

Investments in operating limited partnerships per balance sheet	4,021,942	2,365,868	8,228,807

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,039,866)	(2,851,078)	(255,708)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	454	28,744

Cumulative impairment loss in investments in operating limited partnerships	9,563,330	7,156,290	9,980,277

Other	(56,511)	(129,676)	(40,079)

Equity per operating limited partnerships’ combined financial statements	$11,345,730	$6,286,014	$17,812,316

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(83,492)

Cumulative impairment loss in investments in operating limited partnerships	(7,468,532)

Cumulative losses from operating limited partnerships	(5,932,740)

Investments in operating limited partnerships per balance sheet	8,838,302

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	7,468,532

Other	(20,812)

Equity per operating limited partnerships’ combined financial statements	$16,283,427

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$926,355,460	$10,155,776	$7,435,846
Land	92,169,960	839,313	1,479,930
Other assets	102,647,493	2,037,492	958,988

	$1,121,172,913	$13,032,581	$9,874,764

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$786,714,302	$12,212,275	$9,290,488
Accounts payable and accrued expenses	36,047,804	287,009	237,223
Other liabilities	115,855,204	1,510,700	2,415,769

	938,617,310	14,009,984	11,943,480
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	148,649,025	(1,025,743)	(2,627,143)
Other partners	33,906,578	48,340	558,427

	182,555,603	(977,403)	(2,068,716)

	$1,121,172,913	$13,032,581	$9,874,764

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,693,373	$20,247,856	$11,286,698
Land	1,491,429	1,783,889	1,434,385
Other assets	2,228,323	4,154,081	1,629,582

	$15,413,125	$26,185,826	$14,350,665

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$14,767,873	$16,539,887	$11,818,235
Accounts payable and accrued expenses	570,521	3,652,531	1,119,077
Other liabilities	1,168,419	2,510,569	1,719,236

	16,506,813	22,702,987	14,656,548
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,754,027)	4,172,808	(707,987)
Other partners	660,339	(689,969)	402,104

	(1,093,688)	3,482,839	(305,883)

	$15,413,125	$26,185,826	$14,350,665
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,428,758	$32,793,703	$35,113,113
Land	574,158	2,736,095	4,620,843
Other assets	1,163,088	4,158,096	4,632,865

	$8,166,004	$39,687,894	$44,366,821

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,359,194	$33,866,714	$30,744,793
Accounts payable and accrued expenses	87,194	2,031,188	842,519
Other liabilities	49,675	4,245,607	7,053,343

	5,496,063	40,143,509	38,640,655
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,902,589	(794,010)	3,697,048
Other partners	(232,648)	338,395	2,029,118

	2,669,941	(455,615)	5,726,166

	$8,166,004	$39,687,894	$44,366,821

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$38,832,314	$38,929,438	$21,374,357
Land	4,789,984	2,816,806	1,352,199
Other assets	4,805,771	4,579,225	2,265,338

	$48,428,069	$46,325,469	$24,991,894

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$30,729,775	$36,131,872	$15,804,915
Accounts payable and accrued expenses	1,536,518	1,888,155	1,030,604
Other liabilities	3,164,099	5,598,855	2,590,111

	35,430,392	43,618,882	19,425,630
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,275,553	3,152,798	3,536,671
Other partners	722,124	(446,211)	2,029,593

	12,997,677	2,706,587	5,566,264

	$48,428,069	$46,325,469	$24,991,894

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,093,844	$42,317,655	$33,867,303
Land	3,922,117	2,921,802	3,784,552
Other assets	6,265,759	4,534,604	2,732,278

	$51,281,720	$49,774,061	$40,384,133

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$41,416,027	$32,091,744	$25,170,848
Accounts payable and accrued expenses	1,079,327	3,166,217	1,051,109
Other liabilities	4,801,867	3,536,003	2,578,374

	47,297,221	38,793,964	28,800,331
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,984,448	7,889,060	6,631,014
Other partners	(1,999,949)	3,091,037	4,952,788

	3,984,499	10,980,097	11,583,802

	$51,281,720	$49,774,061	$40,384,133

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$36,690,648	$35,320,976	$24,753,789
Land	4,488,809	3,572,523	2,013,180
Other assets	4,445,778	3,045,614	2,886,655

	$45,625,235	$41,939,113	$29,653,624

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$33,975,571	$21,130,845	$17,319,963
Accounts payable and accrued expenses	1,252,013	997,139	1,575,909
Other liabilities	5,399,661	8,062,155	650,137

	40,627,245	30,190,139	19,546,009
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,421,777	8,546,415	5,956,113
Other partners	(1,423,787)	3,202,559	4,151,502

	4,997,990	11,748,974	10,107,615

	$45,625,235	$41,939,113	$29,653,624

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$32,623,644	$22,273,923	$18,013,620
Land	2,423,561	1,581,706	1,238,488
Other assets	3,249,852	2,186,790	1,768,336

	$38,297,057	$26,042,419	$21,020,444

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,014,633	$17,019,640	$13,422,946
Accounts payable and accrued expenses	2,306,321	258,956	343,231
Other liabilities	5,733,250	2,458,570	2,675,710

	36,054,204	19,737,166	16,441,887
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,977,333	7,110,408	4,345,091
Other partners	(1,734,480)	(805,155)	233,466

	2,242,853	6,305,253	4,578,557

	$38,297,057	$26,042,419	$21,020,444

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$54,364,315	$65,958,262	$56,579,992
Land	5,081,041	8,000,805	7,059,765
Other assets	4,198,978	6,479,223	6,664,563

	$63,644,334	$80,438,290	$70,304,320

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$45,658,503	$61,327,803	$46,947,999
Accounts payable and accrued expenses	1,378,312	1,254,339	2,644,758
Other liabilities	6,783,138	7,521,451	6,437,492

	53,819,953	70,103,593	56,030,249
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,851,637	5,233,289	8,217,323
Other partners	(27,256)	5,101,408	6,056,748

	9,824,381	10,334,697	14,274,071

	$63,644,334	$80,438,290	$70,304,320
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$59,664,991	$54,857,440	$72,021,820
Land	6,704,151	6,053,669	7,041,701
Other assets	5,245,799	4,773,751	7,674,657

	$71,614,941	$65,684,860	$86,738,178

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$47,842,185	$55,297,673	$57,679,981
Accounts payable and accrued expenses	1,810,519	1,363,325	1,748,945
Other liabilities	7,744,436	9,455,928	6,907,084

	57,397,140	66,116,926	66,336,010
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,194,690	2,271,066	16,508,811
Other partners	3,023,111	(2,703,132)	3,893,357

	14,217,801	(432,066)	20,402,168

	$71,614,941	$65,684,860	$86,738,178

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,662,006
Land	2,363,059
Other assets	3,882,007

$47,907,072

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,131,920
Accounts payable and accrued expenses	534,845
Other liabilities	3,083,565

28,750,330
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	15,681,993
Other partners	3,474,749

19,156,742

$47,907,072

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,046,340,087	$11,310,309	$8,604,705
Land	100,304,748	843,313	1,494,930
Other assets	116,539,941	2,057,707	935,635

	$1,263,184,776	$14,211,329	$11,035,270

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$878,138,430	$13,459,193	$10,367,311
Accounts payable and accrued expenses	40,712,629	338,837	580,881
Other liabilities	141,147,438	1,181,714	3,310,444

	1,059,998,497	14,979,744	14,258,636
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	170,704,551	(1,166,302)	(2,538,041)
Other partners	32,481,728	397,887	(685,325)

	203,186,279	(768,415)	(3,223,366)

	$1,263,184,776	$14,211,329	$11,035,270

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$20,360,763	$24,798,213	$21,710,245
Land	2,208,056	2,399,594	2,967,555
Other assets	3,899,292	4,583,381	2,851,603

	$26,468,111	$31,781,188	$27,529,403

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$24,641,967	$19,059,600	$20,503,893
Accounts payable and accrued expenses	1,120,734	3,571,654	1,240,450
Other liabilities	2,415,269	4,334,626	4,731,230

	28,177,970	26,965,880	26,475,573
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,895,063)	4,960,726	(26,977)
Other partners	185,204	(145,418)	1,080,807

	(1,709,859)	4,815,308	1,053,830

	$26,468,111	$31,781,188	$27,529,403

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,279,264	$45,301,842	$39,234,050
Land	1,660,408	4,007,128	4,755,394
Other assets	2,185,002	7,079,790	4,908,152

	$16,124,674	$56,388,760	$48,897,596

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$10,272,889	$42,454,341	$33,046,630
Accounts payable and accrued expenses	121,539	3,488,144	1,018,185
Other liabilities	244,914	5,357,118	7,304,198

	10,639,342	51,299,603	41,369,013
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,508,949	4,821,838	4,251,980
Other partners	976,383	267,319	3,276,603

	5,485,332	5,089,157	7,528,583

	$16,124,674	$56,388,760	$48,897,596
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$43,710,623	$40,703,968	$25,554,946
Land	4,990,798	2,816,806	1,748,946
Other assets	5,369,814	5,202,949	2,976,534

	$54,071,235	$48,723,723	$30,280,426

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$34,564,738	$36,913,384	$22,991,726
Accounts payable and accrued expenses	1,727,332	1,715,580	1,222,069
Other liabilities	3,438,796	6,087,562	6,351,090

	39,730,866	44,716,526	30,564,885
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	13,165,526	4,533,064	1,924,306
Other partners	1,174,843	(525,867)	(2,208,765)

	14,340,369	4,007,197	(284,459)

	$54,071,235	$48,723,723	$30,280,426

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$47,416,838	$44,658,505	$35,691,325
Land	4,222,958	2,921,802	3,784,552
Other assets	6,802,237	4,745,901	3,617,933

	$58,442,033	$52,326,208	$43,093,810

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,265,758	$32,551,306	$25,540,259
Accounts payable and accrued expenses	1,148,813	3,123,046	1,134,224
Other liabilities	5,801,934	3,690,437	3,329,817

	51,216,505	39,364,789	30,004,300
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,354,217	9,294,156	7,229,544
Other partners	(2,128,689)	3,667,263	5,859,966

	7,225,528	12,961,419	13,089,510

	$58,442,033	$52,326,208	$43,093,810

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,419,956	$40,272,987	$35,374,277
Land	4,885,556	3,734,936	2,791,180
Other assets	5,144,360	3,202,711	3,451,519

	$52,449,872	$47,210,634	$41,616,976

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$41,618,431	$23,437,862	$35,203,607
Accounts payable and accrued expenses	2,384,077	1,051,430	1,535,878
Other liabilities	8,088,849	8,800,338	3,421,533

	52,091,357	33,289,630	40,161,018
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,499,636	10,227,612	3,932,612
Other partners	(3,141,121)	3,693,392	(2,476,654)

	358,515	13,921,004	1,455,958

	$52,449,872	$47,210,634	$41,616,976

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$34,594,643	$23,362,052	$19,012,564
Land	2,423,561	1,581,706	1,238,488
Other assets	2,895,188	2,378,237	2,048,079

	$39,913,392	$27,321,995	$22,299,131

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,494,169	$17,038,108	$13,637,045
Accounts payable and accrued expenses	2,450,990	279,581	374,667
Other liabilities	4,818,637	2,610,565	2,628,147

	35,763,796	19,928,254	16,639,859
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,320,232	7,611,115	5,054,180
Other partners	(1,170,636)	(217,374)	605,092

	4,149,596	7,393,741	5,659,272

	$39,913,392	$27,321,995	$22,299,131

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$56,697,944	$68,623,409	$63,737,104
Land	5,081,041	8,000,805	7,582,655
Other assets	5,001,611	6,937,279	6,786,134

	$66,780,596	$83,561,493	$78,105,893

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,232,526	$62,163,827	$50,820,530
Accounts payable and accrued expenses	1,758,019	1,219,169	2,697,281
Other liabilities	7,372,571	9,099,604	9,693,262

	55,363,116	72,482,600	63,211,073
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,423,893	5,615,751	8,874,110
Other partners	993,587	5,463,142	6,020,710

	11,417,480	11,078,893	14,894,820

	$66,780,596	$83,561,493	$78,105,893

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$62,443,837	$60,696,928	$75,011,299
Land	6,704,151	6,053,669	7,041,701
Other assets	5,178,687	4,805,514	7,548,750

	$74,326,675	$71,556,111	$89,601,750

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$48,698,072	$56,048,250	$58,515,541
Accounts payable and accrued expenses	1,800,994	1,191,979	1,925,285
Other liabilities	8,119,955	9,350,701	6,453,974

	58,619,021	66,590,930	66,894,800
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,345,730	6,286,014	17,812,316
Other partners	4,361,924	(1,320,833)	4,894,634

	15,707,654	4,965,181	22,706,950

	$74,326,675	$71,556,111	$89,601,750
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,757,491
Land	2,363,059
Other assets	3,945,942

$49,066,492

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,597,467
Accounts payable and accrued expenses	491,791
Other liabilities	3,110,153

29,199,411
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	16,283,427
Other partners	3,583,654

19,867,081

$49,066,492

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$177,121,285	$3,184,095	$1,899,543
Interest and other	6,664,987	82,941	26,035

	183,786,272	3,267,036	1,925,578
Expenses
Interest	38,941,394	466,702	558,013
Depreciation and amortization	51,957,361	833,519	364,116
Taxes and insurance	21,692,015	369,926	212,056
Repairs and maintenance	30,845,127	725,213	295,363
Operating expenses	63,854,366	1,085,217	525,305
Impairment loss	3,256,264	-	-
Other expenses	4,877,397	82,619	58,488

	215,423,924	3,563,196	2,013,341

NET LOSS	$(31,637,652)	$(296,160)	$(87,763)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(23,592,748)	$(220,356)	$(86,888)

Net income (loss) allocated to other partners	$(8,044,904)	$(75,804)	$(875)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$2,790,949	$4,449,155	$2,921,646
Interest and other	115,557	682,242	48,728

	2,906,506	5,131,397	2,970,374
Expenses
Interest	616,699	855,738	484,029
Depreciation and amortization	687,204	1,108,148	823,333
Taxes and insurance	415,308	605,947	355,178
Repairs and maintenance	608,483	959,801	626,544
Operating expenses	865,090	1,623,908	1,235,535
Impairment loss	-	-	-
Other expenses	80,902	77,277	32,348

	3,273,686	5,230,819	3,556,967

NET LOSS	$(367,180)	$(99,422)	$(586,593)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(159,268)	$(178,090)	$(428,611)

Net income (loss) allocated to other partners	$(207,912)	$78,668	$(157,982)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$1,292,260	$7,059,713	$7,763,100
Interest and other	62,091	276,452	138,723

	1,354,351	7,336,165	7,901,823
Expenses
Interest	228,093	1,298,067	1,614,202
Depreciation and amortization	297,500	1,958,890	2,051,886
Taxes and insurance	136,078	1,092,240	857,168
Repairs and maintenance	253,084	1,325,248	1,232,293
Operating expenses	543,537	2,680,092	2,275,198
Impairment loss	-	-	-
Other expenses	21,995	138,428	331,056

	1,480,287	8,492,965	8,361,803

NET LOSS	$(125,936)	$(1,156,800)	$(459,980)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(130,543)	$(900,257)	$(262,813)

Net income (loss) allocated to other partners	$4,607	$(256,543)	$(197,167)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$9,549,364	$7,665,813	$5,009,216
Interest and other	217,120	299,284	146,020

	9,766,484	7,965,097	5,155,236
Expenses
Interest	1,529,272	1,495,218	591,825
Depreciation and amortization	2,410,366	2,577,574	1,220,215
Taxes and insurance	1,150,108	1,018,811	560,768
Repairs and maintenance	1,587,459	1,309,363	1,038,133
Operating expenses	3,313,014	3,148,497	2,435,214
Impairment loss	-	-	-
Other expenses	277,850	156,782	99,834

	10,268,069	9,706,245	5,945,989

NET LOSS	$(501,585)	$(1,741,148)	$(790,753)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(888,944)	$(1,439,168)	$(680,994)

Net income (loss) allocated to other partners	$387,359	$(301,980)	$(109,759)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$9,949,808	$7,634,347	$6,123,803
Interest and other	424,427	254,253	242,562

	10,374,235	7,888,600	6,366,365
Expenses
Interest	1,342,653	1,606,959	1,188,867
Depreciation and amortization	2,803,462	2,728,955	2,132,318
Taxes and insurance	1,377,668	1,019,354	729,103
Repairs and maintenance	1,633,151	1,255,596	801,421
Operating expenses	3,766,388	2,737,950	2,887,400
Impairment loss	-	-	-
Other expenses	1,224,406	461,099	187,942

	12,147,728	9,809,913	7,927,051

NET LOSS	$(1,773,493)	$(1,921,313)	$(1,560,686)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(2,070,330)	$(1,389,322)	$(615,022)

Net income (loss) allocated to other partners	$296,837	$(531,991)	$(945,664)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$7,125,743	$6,236,019	$4,646,529
Interest and other	251,321	188,184	119,673

	7,377,064	6,424,203	4,766,202
Expenses
Interest	1,108,317	1,446,772	979,761
Depreciation and amortization	2,649,406	2,007,389	1,519,627
Taxes and insurance	920,389	806,853	576,269
Repairs and maintenance	985,148	1,045,890	629,919
Operating expenses	3,432,032	2,292,709	1,859,376
Impairment loss	-	-	-
Other expenses	73,816	70,597	79,706

	9,169,108	7,670,210	5,644,658

NET LOSS	$(1,792,044)	$(1,246,007)	$(878,456)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,312,415)	$(767,266)	$(478,049)

Net income (loss) allocated to other partners	$(479,629)	$(478,741)	$(400,407)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,671,145	$4,468,299	$3,493,551
Interest and other	241,035	198,322	230,400

	5,912,180	4,666,621	3,723,951
Expenses
Interest	935,342	997,278	782,342
Depreciation and amortization	2,163,933	1,186,607	1,062,080
Taxes and insurance	864,109	586,193	422,979
Repairs and maintenance	980,595	789,296	722,798
Operating expenses	2,837,748	1,664,967	1,533,442
Impairment loss	-	-	-
Other expenses	94,258	134,556	168,293

	7,875,985	5,358,897	4,691,934

NET LOSS	$(1,963,805)	$(692,276)	$(967,983)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,554,735)	$(470,966)	$(696,905)

Net income (loss) allocated to other partners	$(409,070)	$(221,310)	$(271,078)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,759,763	$12,085,189	$10,464,730
Interest and other	406,345	406,373	314,315

	10,166,108	12,491,562	10,779,045
Expenses
Interest	3,065,470	3,564,669	2,561,019
Depreciation and amortization	2,559,496	3,109,213	2,953,899
Taxes and insurance	1,337,080	1,389,326	989,132
Repairs and maintenance	1,510,497	1,876,465	1,903,921
Operating expenses	2,606,942	3,067,800	3,185,289
Impairment loss	-	-	-
Other expenses	168,243	209,349	164,945

	11,247,728	13,216,822	11,758,205

NET LOSS	$(1,081,620)	$(725,260)	$(979,160)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(564,539)	$(648,068)	$(906,635)

Net income (loss) allocated to other partners	$(517,081)	$(77,192)	$(72,525)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,746,620	$9,363,405	$11,006,877
Interest and other	386,064	298,125	393,017

	10,132,684	9,661,530	11,399,894
Expenses
Interest	2,383,554	3,215,927	2,670,928
Depreciation and amortization	3,156,153	2,832,942	3,244,996
Taxes and insurance	952,266	908,796	1,344,030
Repairs and maintenance	1,749,546	1,867,320	2,096,510
Operating expenses	3,214,566	3,125,238	3,950,971
Impairment loss	-	3,256,264	-
Other expenses	147,196	97,173	188,513

	11,603,281	15,303,660	13,495,948

NET LOSS	$(1,470,597)	$(5,642,130)	$(2,096,054)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(459,909)	$(4,425,568)	$(1,271,775)

Net income (loss) allocated to other partners	$(1,010,688)	$(1,216,562)	$(824,279)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,760,603
Interest and other	215,378

5,975,981
Expenses
Interest	1,353,678
Depreciation and amortization	1,514,134
Taxes and insurance	694,880
Repairs and maintenance	1,036,070
Operating expenses	1,960,941
Impairment loss	-
Other expenses	49,726

6,609,429

NET LOSS	$(633,448)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(585,312)

Net income (loss) allocated to other partners	$(48,136)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$191,296,302	$2,916,300	$1,974,411
Interest and other	7,126,499	223,648	48,885

	198,422,801	3,139,948	2,023,296
Expenses
Interest	45,119,323	526,025	840,853
Depreciation and amortization	58,636,237	829,789	403,340
Taxes and insurance	23,542,550	355,527	252,450
Repairs and maintenance	34,350,100	796,901	296,525
Operating expenses	69,919,589	1,137,224	607,046
Impairment loss	8,943,450	-	-
Other expenses	4,804,439	82,862	65,398

	245,315,688	3,728,328	2,465,612

NET LOSS	$(46,892,887)	$(588,380)	$(442,316)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(27,864,777)	$(536,012)	$(156,402)

Net income (loss) allocated to other partners	$(19,028,110)	$(52,368)	$(285,914)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$4,584,586	$5,284,459	$5,258,834
Interest and other	142,774	158,925	107,865

	4,727,360	5,443,384	5,366,699
Expenses
Interest	1,032,388	918,357	999,872
Depreciation and amortization	1,395,580	1,413,208	1,473,502
Taxes and insurance	659,210	752,522	551,541
Repairs and maintenance	1,113,229	1,078,779	1,056,079
Operating expenses	1,533,706	1,939,456	2,028,526
Impairment loss	-	-	-
Other expenses	124,089	102,839	114,339

	5,858,202	6,205,161	6,223,859

NET LOSS	$(1,130,842)	$(761,777)	$(857,160)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(588,334)	$(402,596)	$(469,351)

Net income (loss) allocated to other partners	$(542,508)	$(359,181)	$(387,809)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$2,840,686	$9,464,501	$8,045,997
Interest and other	108,326	338,854	126,875

	2,949,012	9,803,355	8,172,872
Expenses
Interest	517,436	1,743,058	1,776,720
Depreciation and amortization	691,949	2,652,080	2,263,469
Taxes and insurance	250,117	1,236,877	877,222
Repairs and maintenance	645,159	1,782,077	1,421,445
Operating expenses	948,328	3,670,932	2,266,652
Impairment loss	-	-	-
Other expenses	65,073	416,429	308,889

	3,118,062	11,501,453	8,914,397

NET LOSS	$(169,050)	$(1,698,098)	$(741,525)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(169,546)	$(1,187,293)	$(331,280)

Net income (loss) allocated to other partners	$496	$(510,805)	$(410,245)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$9,796,227	$7,939,853	$6,082,283
Interest and other	188,444	252,162	140,105

	9,984,671	8,192,015	6,222,388
Expenses
Interest	1,677,421	1,622,262	1,076,260
Depreciation and amortization	2,535,821	2,596,632	1,326,964
Taxes and insurance	1,150,763	977,864	700,260
Repairs and maintenance	1,748,050	1,258,157	1,139,734
Operating expenses	3,306,723	3,244,054	2,958,679
Impairment loss	-	-	-
Other expenses	325,843	133,546	69,134

	10,744,621	9,832,515	7,271,031

NET LOSS	$(759,950)	$(1,640,500)	$(1,048,643)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(968,689)	$(949,962)	$(739,185)

Net income (loss) allocated to other partners	$208,739	$(690,538)	$(309,458)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$10,522,615	$7,423,588	$6,043,351
Interest and other	315,949	265,008	238,200

	10,838,564	7,688,596	6,281,551
Expenses
Interest	1,572,080	1,662,947	1,231,737
Depreciation and amortization	2,964,375	2,773,264	2,134,558
Taxes and insurance	1,529,770	998,676	755,605
Repairs and maintenance	1,708,364	1,281,979	765,345
Operating expenses	3,998,230	2,779,822	2,876,474
Impairment loss	-	-	-
Other expenses	617,388	493,689	180,297

	12,390,207	9,990,377	7,944,016

NET LOSS	$(1,551,643)	$(2,301,781)	$(1,662,465)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,464,658)	$(1,533,272)	$(631,989)

Net income (loss) allocated to other partners	$(86,985)	$(768,509)	$(1,030,476)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$8,250,797	$6,722,880	$6,794,417
Interest and other	308,720	227,868	260,109

	8,559,517	6,950,748	7,054,526
Expenses
Interest	1,602,936	1,636,416	1,693,494
Depreciation and amortization	2,701,625	2,152,629	1,991,880
Taxes and insurance	1,166,464	857,401	687,006
Repairs and maintenance	1,110,341	1,103,918	1,600,477
Operating expenses	4,017,066	2,466,632	2,382,957
Impairment loss	-	-	-
Other expenses	99,834	83,655	121,461

	10,698,266	8,300,651	8,477,275

NET LOSS	$(2,138,749)	$(1,349,903)	$(1,422,749)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,509,143)	$(852,880)	$(734,104)

Net income (loss) allocated to other partners	$(629,606)	$(497,023)	$(688,645)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,807,108	$4,409,070	$3,457,171
Interest and other	227,725	189,388	327,190

	6,034,833	4,598,458	3,784,361
Expenses
Interest	1,125,812	1,042,183	794,491
Depreciation and amortization	2,155,796	1,470,446	1,354,639
Taxes and insurance	916,970	546,194	416,808
Repairs and maintenance	969,136	779,093	605,553
Operating expenses	3,091,071	1,745,583	1,624,265
Impairment loss	-	4,471,725	4,471,725
Other expenses	100,289	132,825	170,129

	8,359,074	10,188,049	9,437,610

NET LOSS	$(2,324,241)	$(5,589,591)	$(5,653,249)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,706,131)	$(2,839,766)	$(3,017,505)

Net income (loss) allocated to other partners	$(618,110)	$(2,749,825)	$(2,635,744)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,685,423	$11,751,328	$11,193,581
Interest and other	696,997	521,986	333,681

	10,382,420	12,273,314	11,527,262
Expenses
Interest	3,272,846	3,860,958	3,056,584
Depreciation and amortization	2,564,853	3,875,892	3,977,746
Taxes and insurance	1,337,434	1,392,140	1,147,772
Repairs and maintenance	1,456,627	1,985,781	2,057,577
Operating expenses	2,762,748	2,862,936	3,476,514
Impairment loss	-	-	-
Other expenses	73,125	141,077	259,896

	11,467,633	14,118,784	13,976,089

NET LOSS	$(1,085,213)	$(1,845,470)	$(2,448,827)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(472,991)	$(1,444,671)	$(850,067)

Net income (loss) allocated to other partners	$(612,222)	$(400,799)	$(1,598,760)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,364,550	$9,169,133	$10,842,982
Interest and other	413,614	285,490	349,035

	9,778,164	9,454,623	11,192,017
Expenses
Interest	2,461,670	3,256,640	2,673,689
Depreciation and amortization	3,143,748	2,918,920	3,358,204
Taxes and insurance	917,458	966,510	1,415,554
Repairs and maintenance	1,729,245	1,546,000	2,138,921
Operating expenses	3,309,603	2,972,811	3,971,103
Impairment loss	-	-	-
Other expenses	170,855	114,131	190,487

	11,732,579	11,775,012	13,747,958

NET LOSS	$(1,954,415)	$(2,320,389)	$(2,555,941)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(935,966)	$(1,374,242)	$(1,293,082)

Net income (loss) allocated to other partners	$(1,018,449)	$(946,147)	$(1,262,859)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,670,171
Interest and other	328,676

5,998,847
Expenses
Interest	1,444,188
Depreciation and amortization	1,515,328
Taxes and insurance	726,435
Repairs and maintenance	1,175,608
Operating expenses	1,940,448
Impairment loss	-
Other expenses	46,860

6,848,867

NET LOSS	$(850,020)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(705,660)

Net income (loss) allocated to other partners	$(144,360)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

NOTES RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The notes at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	46,908	46,908
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	-
Series 42	22,790	22,790
Series 43	-	-
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$69,698	$69,698

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]
For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(9,286,324)	$(132,037)	$(94,652)

Operating limited partnership rents received in advance	27,748	(9,847)	20,766

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,085,849)	(182,010)	(7,920)

Other	5,372,512	1,187,690	954,139

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(20,689,989)	(220,356)	(86,888)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,562,753)	(88,946)	(176,857)

Impairment loss not recognized for tax purposes	9,932,388	-	-

Operating limited partnership impairment loss not recognized for tax purposes	3,255,938	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,320,275)	(633,924)	(108,953)

Income (loss) for tax return purposes, December 31, 2012	$(29,356,604)	$(79,430)	$499,635

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$173,710	$7,680	$1,665,868

Operating limited partnership rents received in advance	-	-	(995)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(106,926)	50,289	(199,408)

Other	482,776	(7,338)	1,435,560

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(159,268)	(178,090)	(428,611)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(82,051)	(221,153)	(79,286)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(193,569)	(78,968)	(1,789,948)

Income (loss) for tax return purposes, December 31, 2012	$114,672	$(427,580)	$603,180

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$3,048,059	$1,778,373	$416,424

Operating limited partnership rents received in advance	-	-	(26)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(914,217)	(2,061,461)	(571,566)

Other	1,257,686	(2,342,668)	(468,704)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(130,543)	(900,257)	(262,813)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,726)	(384,543)	(303,209)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,074,777)	(667,681)	(793,118)

Income (loss) for tax return purposes, December 31, 2012	$(907,518)	$(4,578,237)	$(1,983,012)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$145,521	$(445,991)	$(99,836)

Operating limited partnership rents received in advance	(203)	7,127	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(83,328)	281,404	65,063

Other	(532,107)	34,138	548,253

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(888,944)	(1,439,168)	(680,994)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(279,724)	(362,360)	(174,505)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(88,847)	45,923	(94,152)

Income (loss) for tax return purposes, December 31, 2012	$(1,727,632)	$(1,878,927)	$(436,171)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(173,701)	$(250,554)	$(123,940)

Operating limited partnership rents received in advance	(2,488)	(112)	498

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	222,463	181,115	48,408

Other	445,811	515,613	52,777

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,070,330)	(1,389,322)	(615,022)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(472,089)	(230,122)	(149,574)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(47,842)	(99,306)	(29,581)

Income (loss) for tax return purposes, December 31, 2012	$(2,098,176)	$(1,272,688)	$(816,434)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(241,582)	$(229,818)	$1,171,987

Operating limited partnership rents received in advance	3,672	-	1,032

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	274,896	213,030	104,061

Other	1,201,511	(406,637)	483,466

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,312,415)	(767,266)	(478,049)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,537)	(275,425)	(147,886)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(71,194)	(148,045)	(918,088)

Income (loss) for tax return purposes, December 31, 2012	$(334,649)	$(1,614,161)	$216,523

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(195,816)	$(143,068)	$(254,218)

Operating limited partnership rents received in advance	(512)	3,332	2,031

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	104,864	64,400	86,800

Other	309,920	139,501	138,327

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,554,735)	(446,193)	(607,980)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(170,075)	(388,648)	(269,222)

Impairment loss not recognized for tax purposes	-	-	31,426

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(92,399)	(135,875)	(94,884)

Income (loss) for tax return purposes, December 31, 2012	$(1,598,753)	$(906,551)	$(967,720)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(506,558)	$(1,379,525)	$(1,816,283)

Operating limited partnership rents received in advance	1,336	583	880

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	213,068	99,240

Other	236,679	167,716	53,575

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(419,385)	(333,869)	(527,871)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(193,586)	(244,603)	(249,496)

Impairment loss not recognized for tax purposes	159,516	686,802	1,141,092

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(130,421)	(21,986)	(51,368)

Income (loss) for tax return purposes, December 31, 2012	$(652,403)	$(911,814)	$(1,350,231)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(2,884,319)	$(1,930,330)	$(3,626,224)

Operating limited partnership rents received in advance	674	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	281,780	259,700	140,862

Other	(245,073)	(491,708)	352,267

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(134,805)	(4,133,937)	(522,878)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(211,864)	(334,458)	(349,757)

Impairment loss not recognized for tax purposes	2,181,276	981,206	2,475,746

Operating limited partnership impairment loss not recognized for tax purposes	-	3,255,938	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(58,003)	256,128	(120,732)

Income (loss) for tax return purposes, December 31, 2012	$(1,070,334)	$(2,137,461)	$(1,650,716)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,165,494)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	149,528

Other	(130,658)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(440,051)

Impairment loss not recognized for tax purposes	2,275,324

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(78,665)

Income (loss) for tax return purposes, December 31, 2012	$(1,390,016)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(26,444,927)	$709,830	$77,461

Operating limited partnership rents received in advance	(25,330)	(792)	(17,340)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	3,223,033	(485,260)	(65,953)

Other	10,095,286	1,046,852	532,053

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(22,532,031)	(536,012)	(156,402)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,367,770)	(101,262)	(161,852)

Impairment loss not recognized for tax purposes	16,692,807	-	-

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,871,911)	(229,931)	(15,785)

Income (loss) for tax return purposes, December 31, 2011	$(25,849,447)	$403,425	$192,182

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(199,453)	$(176,389)	$24,116

Operating limited partnership rents received in advance	-	-	(1,330)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	77,268	48,983	57,757

Other	548,081	158,495	(104,260)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(588,334)	(402,596)	(469,351)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(205,269)	(83,214)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(559,466)	(564,133)	(153,169)

Income (loss) for tax return purposes, December 31, 2011	$(721,904)	$(1,140,909)	$(729,451)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$1,220,041	$(148,277)	$(273,280)

Operating limited partnership rents received in advance	-	-	(286)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,240,982)	260,248	33,712

Other	931,841	257,584	7,695

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(169,546)	(1,187,293)	(331,280)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(410,051)	(179,576)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(153,645)	(1,324,478)	(1,090,434)

Income (loss) for tax return purposes, December 31, 2011	$587,709	$(2,552,267)	$(1,833,449)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(266,396)	$(299,048)	$(187,318)

Operating limited partnership rents received in advance	(1,956)	(12,543)	(4,323)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	330,768	331,404	74,144

Other	915,610	782,620	317,452

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(968,689)	(949,962)	(739,185)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(261,242)	(266,622)	(242,186)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(43,419)	6,612	(23,091)

Income (loss) for tax return purposes, December 31, 2011	$(295,324)	$(407,539)	$(804,507)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(391,897)	$(341,661)	$(92,813)

Operating limited partnership rents received in advance	(17,822)	14,054	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	364,152	223,428	129,714

Other	1,081,043	175,525	(269,603)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,464,658)	(1,492,651)	(631,989)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(661,460)	(277,002)	(147,498)

Impairment loss not recognized for tax purposes	31,776	12,173	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	44,653	(371,358)	(46,541)

Income (loss) for tax return purposes, December 31, 2011	$(1,014,213)	$(2,057,492)	$(1,058,730)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(367,740)	$(320,129)	$(191,788)

Operating limited partnership rents received in advance	1,085	(3,664)	886

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	293,196	228,360	160,596

Other	346,459	80,802	173,437

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,509,143)	(774,863)	(680,056)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(263,619)	(302,349)	(320,433)

Impairment loss not recognized for tax purposes	-	15,474	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	49,198	(106,958)	(87,890)

Income (loss) for tax return purposes, December 31, 2011	$(1,450,564)	$(1,183,327)	$(945,248)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(208,996)	$(1,076,160)	$(1,392,463)

Operating limited partnership rents received in advance	14,466	3,043	4,146

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	164,400	136,800

Other	567,323	86,752	355,807

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,673,310)	(2,708,461)	(2,650,044)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(199,553)	(239,198)	(116,566)

Impairment loss not recognized for tax purposes	-	768,169	867,465

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Difference due to fiscal year for book purposes and calendar year for tax purposes	(96,636)	(91,904)	(84,595)

Income (loss) for tax return purposes, December 31, 2011	$(1,391,842)	$(902,661)	$(688,752)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(2,411,765)	$(2,401,457)	$(2,368,983)

Operating limited partnership rents received in advance	2,631	(1,781)	(1,393)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	238,068	249,780

Other	145,349	81,830	205,103

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(122,269)	(726,679)	(396,622)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(168,637)	(213,703)	(232,974)

Impairment loss not recognized for tax purposes	1,833,033	1,267,710	1,587,363

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(103,388)	26,852	(36,491)

Income (loss) for tax return purposes, December 31, 2011	$(625,030)	$(1,729,160)	$(994,217)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(3,114,804)	$(3,379,213)	$(5,737,784)

Operating limited partnership rents received in advance	(2,411)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	284,698	366,564

Other	609,140	900,810	190,602

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(461,452)	(696,097)	(45,087)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(233,409)	(264,358)	(365,601)

Impairment loss not recognized for tax purposes	2,201,172	2,156,011	3,838,473

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(51,330)	178,785	99,463

Income (loss) for tax return purposes, December 31, 2011	$(746,314)	$(819,364)	$(1,653,370)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,128,561)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	(29,116)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(450,136)

Impairment loss not recognized for tax purposes	2,113,988

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(42,832)

Income (loss) for tax return purposes, December 31, 2011	$(1,287,129)

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]
The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2012	$95,791,218	$(2,702,097)	$(1,709,448)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	83,929,078	2,747,749	2,799,954

Impairment loss in investment in operating limited partnerships	(226,099,776)	(1,648,785)	(118,301)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2013	(1,326,821)	(86,256)	(219,339)

Operating limited partnership impairment loss not recognized for tax purposes	3,256,264	-	-

Other	57,077,708	1,118,772	(752,866)

Investments in operating limited partnerships - as reported	$13,605,938	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2012	$(2,855,486)	$1,047,798	$(1,087,314)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,729,559	2,074,441	3,181,496

Impairment loss in investment in operating limited partnerships	(1,725,087)	(6,344,121)	(2,395,773)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2013	(25,824)	(54,934)	(37,933)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,653,301	3,276,816	339,524

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2012	$1,546,192	$(3,672,336)	$(458,437)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	476,326	6,192,769	2,149,024

Impairment loss in investment in operating limited partnerships	(3,403,453)	(5,322,693)	(6,453,941)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	(31,239)	(114,788)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,412,174	2,917,048	5,029,518

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2012	$9,982,115	$878,137	$1,798,113

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,317,018	7,193,417	2,714,894

Impairment loss in investment in operating limited partnerships	(16,711,233)	(10,932,738)	(6,609,159)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	(99,756)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,511,856	3,126,425	2,096,152

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2012	$2,105,367	$7,183,259	$5,219,230

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,706,614	5,680,810	2,093,741

Impairment loss in investment in operating limited partnerships	(14,021,758)	(14,759,194)	(9,101,023)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2013	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	4,335,124	1,711,012	1,788,052

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2012	$4,847,738	$5,042,852	$667,274

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,593,961	2,825,313	1,170,643

Impairment loss in investment in operating limited partnerships	(11,601,216)	(11,273,719)	(7,216,579)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,159,517	3,405,554	5,378,662

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2012	$2,510,968	$6,780,035	$5,291,296

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,018,176	3,181,015	3,282,894

Impairment loss in investment in operating limited partnerships	(8,855,671)	(10,498,790)	(7,420,197)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,326,527	537,740	(1,153,993)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2012	$8,209,133	$1,583,326	$6,214,105

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	639,318	1,480,788	1,497,482

Impairment loss in investment in operating limited partnerships	(10,596,325)	(6,968,657)	(10,059,798)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,747,874	3,904,543	2,458,129

Investments in operating limited partnerships - as reported	$-	$-	$109,918

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2012	$8,778,167	$3,800,040	$13,291,628

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,834,207	6,568,883	778,586

Impairment loss in investment in operating limited partnerships	(11,853,725)	(8,041,733)	(12,456,025)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	3,256,264	-

Other	2,709,259	(4,504,236)	3,339,358

Investments in operating limited partnerships - as reported	$1,467,908	$1,079,218	$4,953,547

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2012	$11,499,563

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(9,710,082)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2013	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,205,866

Investments in operating limited partnerships - as reported	$5,995,347

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2011	$125,120,427	$(2,819,217)	$(2,420,607)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	80,780,371	2,885,315	2,808,604

Impairment loss in investment in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2012	(1,482,646)	(86,256)	(236,024)

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Other	49,141,153	1,098,326	45,181

Investments in operating limited partnerships - as reported	$26,489,050	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2011	$(2,782,080)	$1,537,309	$(306,238)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,966,027	2,695,647	3,600,661

Impairment loss in investment in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2012	(90,435)	(49,191)	(81,405)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,641,880	3,532,142	417,217

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2011	$2,852,474	$1,272,176	$574,567

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	604,305	6,132,941	2,165,786

Impairment loss in investment in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(50,739)	(120,610)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,874,203	3,927,332	4,426,458

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2011	$11,764,927	$2,638,400	$2,104,357

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,807,444	5,819,395	4,313,907

Impairment loss in investment in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(111,234)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,531,883	2,737,279	179,456

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2011	$4,227,006	$8,294,977	$5,930,551

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,956,178	4,297,514	1,478,719

Impairment loss in investment in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2012	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	5,551,461	1,982,590	1,656,109

Investments in operating limited partnerships - as reported	$-	$-	$-

 The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2011	$5,145,089	$6,551,050	$1,644,245

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,533,477	2,177,825	3,663,065

Impairment loss in investment in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(1,120,091)	3,621,690	2,351,013

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2011	$3,931,205	$7,529,386	$6,127,209

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,463,441	2,734,822	2,674,914

Impairment loss in investment in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Other	1,218,673	(1,982,515)	(3,478,862)

Investments in operating limited partnerships - as reported	$-	$30,033	$127,952

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2011	$8,740,575	$2,328,355	$7,365,274

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	219,933	1,415,040	1,218,759

Impairment loss in investment in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,783,620	3,547,949	2,010,900

Investments in operating limited partnerships - as reported	$307,320	$892,598	$1,676,228

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2011	$9,767,002	$5,819,206	$14,615,954

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,039,866	2,851,078	255,708

Impairment loss in investment in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,778,404	851,874	3,337,422

Investments in operating limited partnerships - as reported	$4,021,942	$2,365,868	$8,228,807

 The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2011	$12,687,275

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(7,468,532)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2012	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	3,619,559

Investments in operating limited partnerships - as reported	$8,838,302

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2013	Mar. 31, 2012
Partners Capital Account Units Issued	83,651,080	83,651,080
Partners Capital Account Units Outstanding	83,644,880	83,646,580
Series Twenty [Member]
Partners Capital Account Units Issued	3,866,700	3,866,700
Partners Capital Account Units Outstanding	3,865,700	3,865,700
Series Twenty One [Member]
Partners Capital Account Units Issued	1,892,700	1,892,700
Partners Capital Account Units Outstanding	1,890,700	1,890,700
Series Twenty Two [Member]
Partners Capital Account Units Issued	2,564,400	2,564,400
Partners Capital Account Units Outstanding	2,564,400	2,564,400
Series Twenty Three [Member]
Partners Capital Account Units Issued	3,336,727	3,336,727
Partners Capital Account Units Outstanding	3,336,727	3,336,727
Series Twenty Four [Member]
Partners Capital Account Units Issued	2,169,878	2,169,878
Partners Capital Account Units Outstanding	2,169,878	2,169,878
Series Twenty Five [Member]
Partners Capital Account Units Issued	3,026,109	3,026,109
Partners Capital Account Units Outstanding	3,025,609	3,025,609
Series Twenty Six [Member]
Partners Capital Account Units Issued	3,995,900	3,995,900
Partners Capital Account Units Outstanding	3,995,200	3,995,900
Series Twenty Seven [Member]
Partners Capital Account Units Issued	2,460,700	2,460,700
Partners Capital Account Units Outstanding	2,460,700	2,460,700
Series Twenty Eight [Member]
Partners Capital Account Units Issued	4,000,738	4,000,738
Partners Capital Account Units Outstanding	4,000,238	4,000,238
Series Twenty Nine [Member]
Partners Capital Account Units Issued	3,991,800	3,991,800
Partners Capital Account Units Outstanding	3,991,800	3,991,800
Series Thirty [Member]
Partners Capital Account Units Issued	2,651,000	2,651,000
Partners Capital Account Units Outstanding	2,651,000	2,651,000
Series Thirty One [Member]
Partners Capital Account Units Issued	4,417,857	4,417,857
Partners Capital Account Units Outstanding	4,417,857	4,417,857
Series Thirty Two [Member]
Partners Capital Account Units Issued	4,754,198	4,754,198
Partners Capital Account Units Outstanding	4,753,698	4,753,698
Series Thirty Three [Member]
Partners Capital Account Units Issued	2,636,533	2,636,533
Partners Capital Account Units Outstanding	2,635,533	2,636,533
Series Thirty Four [Member]
Partners Capital Account Units Issued	3,529,319	3,529,319
Partners Capital Account Units Outstanding	3,529,319	3,529,319
Series Thirty Five [Member]
Partners Capital Account Units Issued	3,300,463	3,300,463
Partners Capital Account Units Outstanding	3,300,463	3,300,463
Series Thirty Six [Member]
Partners Capital Account Units Issued	2,106,837	2,106,837
Partners Capital Account Units Outstanding	2,106,837	2,106,837
Series Thirty Seven [Member]
Partners Capital Account Units Issued	2,512,500	2,512,500
Partners Capital Account Units Outstanding	2,512,500	2,512,500
Series Thirty Eight [Member]
Partners Capital Account Units Issued	2,543,100	2,543,100
Partners Capital Account Units Outstanding	2,543,100	2,543,100
Series Thirty Nine [Member]
Partners Capital Account Units Issued	2,292,152	2,292,152
Partners Capital Account Units Outstanding	2,292,152	2,292,152
Series Forty [Member]
Partners Capital Account Units Issued	2,630,256	2,630,256
Partners Capital Account Units Outstanding	2,630,256	2,630,256
Series Forty One [Member]
Partners Capital Account Units Issued	2,891,626	2,891,626
Partners Capital Account Units Outstanding	2,891,626	2,891,626
Series Forty Two [Member]
Partners Capital Account Units Issued	2,744,262	2,744,262
Partners Capital Account Units Outstanding	2,744,262	2,744,262
Series Forty Three [Member]
Partners Capital Account Units Issued	3,637,987	3,637,987
Partners Capital Account Units Outstanding	3,637,987	3,637,987
Series Forty Four [Member]
Partners Capital Account Units Issued	2,701,973	2,701,973
Partners Capital Account Units Outstanding	2,701,973	2,701,973
Series Forty Five [Member]
Partners Capital Account Units Issued	4,014,367	4,014,367
Partners Capital Account Units Outstanding	4,014,367	4,014,367
Series Forty Six [Member]
Partners Capital Account Units Issued	2,980,998	2,980,998
Partners Capital Account Units Outstanding	2,980,998	2,980,998

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accumulated amortization of acquisition costs	$ 1,546,534	$ 1,044,575
Impairment Loss Of Acquisition Costs	147,078	1,595,113
Series Twenty [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty One [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Two [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Three [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Four [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Five [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Six [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Seven [Member]
Accumulated amortization of acquisition costs	261,567	196,176
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Eight [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Nine [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty One [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Two [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Three [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Four [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Five [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Six [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Seven [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Eight [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Nine [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Forty [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Forty One [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	113,304	79,027
Amortization Period Of Acquisition Costs	0 years
Series Forty Two [Member]
Accumulated amortization of acquisition costs	69,160	0
Impairment Loss Of Acquisition Costs	0	12,785
Amortization Period Of Acquisition Costs	4 years
Series Forty Three [Member]
Accumulated amortization of acquisition costs	66,792	0
Impairment Loss Of Acquisition Costs	0	160,616
Amortization Period Of Acquisition Costs	4 years
Series Forty Four [Member]
Accumulated amortization of acquisition costs	1,131,199	848,399
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	4 years
Series Forty Five [Member]
Accumulated amortization of acquisition costs	17,816	0
Impairment Loss Of Acquisition Costs	0	1,276,381
Amortization Period Of Acquisition Costs	4 years
Series Forty Six [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	$ 33,774	$ 66,304
Amortization Period Of Acquisition Costs	4 years

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	83,646,014	83,648,246
Series Twenty [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,865,700	3,866,367
Series Twenty One [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,890,700	1,890,700
Series Twenty Two [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,564,400	2,564,400
Series Twenty Three [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,336,727	3,336,727
Series Twenty Four [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,169,878	2,169,878
Series Twenty Five [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,025,609	3,025,942
Series Twenty Six [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,995,667	3,995,900
Series Twenty Seven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,460,700	2,460,700
Series Twenty Eight [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,000,238	4,000,571
Series Twenty Nine [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,991,800	3,991,800
Series Thirty [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,651,000	2,651,000
Series Thirty One [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,417,857	4,417,857
Series Thirty Two [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,753,698	4,754,031
Series Thirty Three [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,636,200	2,636,533
Series Thirty Four [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,529,319	3,529,319
Series Thirty Five [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,300,463	3,300,463
Series Thirty Six [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,106,837	2,106,837
Series Thirty Seven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,512,500	2,512,500
Series Thirty Eight [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,543,100	2,543,100
Series Thirty Nine [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,292,152	2,292,152
Series Forty [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,630,256	2,630,256
Series Forty One [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,891,626	2,891,626
Series Forty Two [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,744,262	2,744,262
Series Forty Three [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,637,987	3,637,987
Series Forty Four [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,701,973	2,701,973
Series Forty Five [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,014,367	4,014,367
Series Forty Six [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,980,998	2,980,998

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%
Limited Partners Capital Account Per Units	10
Units of limited partnership interest, authorized	101,500,000
Impairment loss	$ 9,932,388	$ 16,692,807
Amortization Period Of Acquisition Costs Straight Line Method	27 years 6 months
Impairment Loss Of Acquisition Costs	147,078	1,595,113
Valuation Allowance, Amount	571,905	457,496
Amortized Deferred Acquisition Costs Year One	446,667
Amortized Deferred Acquisition Costs Year Two	446,667
Amortized Deferred Acquisition Costs Year Three	446,667
Amortized Deferred Acquisition Costs Year Four	$ 446,667

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Fund Management Fee	$ 5,707,375	$ 6,134,033
Asset Management and Reporting Fee	1,184,371	1,081,512
Fund Management Fee net of Asset Management and Reporting Fee	4,523,004	5,052,521
Series Twenty [Member]
Gross Fund Management Fee	105,990	169,740
Asset Management and Reporting Fee	10,885	68,473
Fund Management Fee net of Asset Management and Reporting Fee	95,105	101,267
Series Twenty One [Member]
Gross Fund Management Fee	67,080	94,047
Asset Management and Reporting Fee	3,051	77,264
Fund Management Fee net of Asset Management and Reporting Fee	64,029	16,783
Series Twenty Two [Member]
Gross Fund Management Fee	121,368	177,268
Asset Management and Reporting Fee	16,887	12,393
Fund Management Fee net of Asset Management and Reporting Fee	104,481	164,875
Series Twenty Three [Member]
Gross Fund Management Fee	113,039	148,983
Asset Management and Reporting Fee	14,625	11,868
Fund Management Fee net of Asset Management and Reporting Fee	98,414	137,115
Series Twenty Four [Member]
Gross Fund Management Fee	122,334	157,757
Asset Management and Reporting Fee	17,490	40,400
Fund Management Fee net of Asset Management and Reporting Fee	104,844	117,357
Series Twenty Five [Member]
Gross Fund Management Fee	76,550	119,018
Asset Management and Reporting Fee	44,517	90,354
Fund Management Fee net of Asset Management and Reporting Fee	32,033	28,664
Series Twenty Six [Member]
Gross Fund Management Fee	286,205	336,248
Asset Management and Reporting Fee	80,405	43,205
Fund Management Fee net of Asset Management and Reporting Fee	205,800	293,043
Series Twenty Seven [Member]
Gross Fund Management Fee	229,434	233,712
Asset Management and Reporting Fee	103,260	41,145
Fund Management Fee net of Asset Management and Reporting Fee	126,174	192,567
Series Twenty Eight [Member]
Gross Fund Management Fee	298,447	330,768
Asset Management and Reporting Fee	141,421	37,593
Fund Management Fee net of Asset Management and Reporting Fee	157,026	293,175
Series Twenty Nine [Member]
Gross Fund Management Fee	331,404	331,404
Asset Management and Reporting Fee	59,017	73,143
Fund Management Fee net of Asset Management and Reporting Fee	272,387	258,261
Series Thirty [Member]
Gross Fund Management Fee	163,063	174,144
Asset Management and Reporting Fee	33,471	21,412
Fund Management Fee net of Asset Management and Reporting Fee	129,592	152,732
Series Thirty One [Member]
Gross Fund Management Fee	345,693	364,152
Asset Management and Reporting Fee	164,357	41,274
Fund Management Fee net of Asset Management and Reporting Fee	181,336	322,878
Series Thirty Two [Member]
Gross Fund Management Fee	281,115	283,428
Asset Management and Reporting Fee	53,540	34,541
Fund Management Fee net of Asset Management and Reporting Fee	227,575	248,887
Series Thirty Three [Member]
Gross Fund Management Fee	123,408	129,714
Asset Management and Reporting Fee	16,389	45,219
Fund Management Fee net of Asset Management and Reporting Fee	107,019	84,495
Series Thirty Four [Member]
Gross Fund Management Fee	274,896	293,196
Asset Management and Reporting Fee	16,654	34,154
Fund Management Fee net of Asset Management and Reporting Fee	258,242	259,042
Series Thirty Five [Member]
Gross Fund Management Fee	213,030	228,360
Asset Management and Reporting Fee	20,385	41,985
Fund Management Fee net of Asset Management and Reporting Fee	192,645	186,375
Series Thirty Six [Member]
Gross Fund Management Fee	154,061	160,596
Asset Management and Reporting Fee	100,251	40,478
Fund Management Fee net of Asset Management and Reporting Fee	53,810	120,118
Series Thirty Seven [Member]
Gross Fund Management Fee	204,864	204,864
Asset Management and Reporting Fee	18,518	18,518
Fund Management Fee net of Asset Management and Reporting Fee	186,346	186,346
Series Thirty Eight [Member]
Gross Fund Management Fee	164,400	164,400
Asset Management and Reporting Fee	31,044	22,902
Fund Management Fee net of Asset Management and Reporting Fee	133,356	141,498
Series Thirty Nine [Member]
Gross Fund Management Fee	136,800	136,800
Asset Management and Reporting Fee	23,923	14,135
Fund Management Fee net of Asset Management and Reporting Fee	112,877	122,665
Series Forty [Member]
Gross Fund Management Fee	200,016	200,016
Asset Management and Reporting Fee	24,394	14,705
Fund Management Fee net of Asset Management and Reporting Fee	175,622	185,311
Series Forty One [Member]
Gross Fund Management Fee	238,068	238,068
Asset Management and Reporting Fee	22,075	23,326
Fund Management Fee net of Asset Management and Reporting Fee	215,993	214,742
Series Forty Two [Member]
Gross Fund Management Fee	249,240	249,780
Asset Management and Reporting Fee	40,195	45,310
Fund Management Fee net of Asset Management and Reporting Fee	209,045	204,470
Series Forty Three [Member]
Gross Fund Management Fee	306,780	306,780
Asset Management and Reporting Fee	38,157	38,928
Fund Management Fee net of Asset Management and Reporting Fee	268,623	267,852
Series Forty Four [Member]
Gross Fund Management Fee	284,700	284,698
Asset Management and Reporting Fee	22,930	82,948
Fund Management Fee net of Asset Management and Reporting Fee	261,770	201,750
Series Forty Five [Member]
Gross Fund Management Fee	365,862	366,564
Asset Management and Reporting Fee	47,088	48,328
Fund Management Fee net of Asset Management and Reporting Fee	318,774	318,236
Series Forty Six [Member]
Gross Fund Management Fee	249,528	249,528
Asset Management and Reporting Fee	19,442	17,511
Fund Management Fee net of Asset Management and Reporting Fee	$ 230,086	$ 232,017

RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fund management fees paid	$ 6,793,224	$ 2,911,000
Series Twenty [Member]
Fund management fees paid	288,000	655,000
Series Twenty One [Member]
Fund management fees paid	75,000	160,000
Series Twenty Two [Member]
Fund management fees paid	228,294	100,000
Series Twenty Three [Member]
Fund management fees paid	62,750	100,000
Series Twenty Four [Member]
Fund management fees paid	321,742	100,000
Series Twenty Five [Member]
Fund management fees paid	990,767	1,360,000
Series Twenty Six [Member]
Fund management fees paid	2,347,666	76,000
Series Twenty Seven [Member]
Fund management fees paid	801,000	200,000
Series Twenty Eight [Member]
Fund management fees paid	381,775	0
Series Twenty Nine [Member]
Fund management fees paid	50,000	0
Series Thirty [Member]
Fund management fees paid	98,000	100,000
Series Thirty One [Member]
Fund management fees paid	123,230	0
Series Thirty Two [Member]
Fund management fees paid	100,000	60,000
Series Thirty Three [Member]
Fund management fees paid	75,000	0
Series Thirty Four [Member]
Fund management fees paid	0	0
Series Thirty Five [Member]
Fund management fees paid	0	0
Series Thirty Six [Member]
Fund management fees paid	50,000	0
Series Thirty Seven [Member]
Fund management fees paid	100,000	0
Series Thirty Eight [Member]
Fund management fees paid	100,000	0
Series Thirty Nine [Member]
Fund management fees paid	50,000	0
Series Forty [Member]
Fund management fees paid	0	0
Series Forty One [Member]
Fund management fees paid	25,000	0
Series Forty Two [Member]
Fund management fees paid	150,000	0
Series Forty Three [Member]
Fund management fees paid	25,000	0
Series Forty Four [Member]
Fund management fees paid	25,000	0
Series Forty Five [Member]
Fund management fees paid	225,000	0
Series Forty Six [Member]
Fund management fees paid	$ 100,000	$ 0

RELATED PARTY TRANSACTIONS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Advances From The Affiliate Of General Partner	$ 1,324,473	$ 1,428,609
Series Twenty [Member]
Advances From The Affiliate Of General Partner	0	0
Series Twenty One [Member]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Two [Member]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Three [Member]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Four [Member]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Five [Member]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Six [Member]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Seven [Member]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Eight [Member]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Nine [Member]
Advances From The Affiliate Of General Partner	0	0
Series Thirty [Member]
Advances From The Affiliate Of General Partner	0	0
Series Thirty One [Member]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Two [Member]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Three [Member]
Advances From The Affiliate Of General Partner	54,660	54,660
Series Thirty Four [Member]
Advances From The Affiliate Of General Partner	120,842	104,982
Series Thirty Five [Member]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Six [Member]
Advances From The Affiliate Of General Partner	0	129,612
Series Thirty Seven [Member]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Eight [Member]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Nine [Member]
Advances From The Affiliate Of General Partner	220,455	220,455
Series Forty [Member]
Advances From The Affiliate Of General Partner	347,144	337,528
Series Forty One [Member]
Advances From The Affiliate Of General Partner	359,757	359,757
Series Forty Two [Member]
Advances From The Affiliate Of General Partner	221,615	221,615
Series Forty Three [Member]
Advances From The Affiliate Of General Partner	0	0
Series Forty Four [Member]
Advances From The Affiliate Of General Partner	0	0
Series Forty Five [Member]
Advances From The Affiliate Of General Partner	0	0
Series Forty Six [Member]
Advances From The Affiliate Of General Partner	$ 0	$ 0

RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General Administrative and Professional Fee Amount Paid	$ 445,581	$ 375,646
Series Twenty [Member]
General Administrative and Professional Fee Amount Paid	17,507	12,949
Series Twenty One [Member]
General Administrative and Professional Fee Amount Paid	13,730	10,692
Series Twenty Two [Member]
General Administrative and Professional Fee Amount Paid	16,241	12,440
Series Twenty Three [Member]
General Administrative and Professional Fee Amount Paid	17,016	12,752
Series Twenty Four [Member]
General Administrative and Professional Fee Amount Paid	15,169	11,825
Series Twenty Five [Member]
General Administrative and Professional Fee Amount Paid	15,813	11,970
Series Twenty Six [Member]
General Administrative and Professional Fee Amount Paid	20,672	15,374
Series Twenty Seven [Member]
General Administrative and Professional Fee Amount Paid	15,320	11,593
Series Twenty Eight [Member]
General Administrative and Professional Fee Amount Paid	18,266	13,812
Series Twenty Nine [Member]
General Administrative and Professional Fee Amount Paid	18,633	13,588
Series Thirty [Member]
General Administrative and Professional Fee Amount Paid	15,721	11,840
Series Thirty One [Member]
General Administrative and Professional Fee Amount Paid	19,021	13,937
Series Thirty Two [Member]
General Administrative and Professional Fee Amount Paid	18,156	13,270
Series Thirty Three [Member]
General Administrative and Professional Fee Amount Paid	14,425	13,397
Series Thirty Four [Member]
General Administrative and Professional Fee Amount Paid	16,326	14,695
Series Thirty Five [Member]
General Administrative and Professional Fee Amount Paid	15,766	14,328
Series Thirty Six [Member]
General Administrative and Professional Fee Amount Paid	14,157	13,524
Series Thirty Seven [Member]
General Administrative and Professional Fee Amount Paid	14,016	13,395
Series Thirty Eight [Member]
General Administrative and Professional Fee Amount Paid	14,561	13,736
Series Thirty Nine [Member]
General Administrative and Professional Fee Amount Paid	13,938	13,353
Series Forty [Member]
General Administrative and Professional Fee Amount Paid	15,451	14,408
Series Forty One [Member]
General Administrative and Professional Fee Amount Paid	17,001	15,494
Series Forty Two [Member]
General Administrative and Professional Fee Amount Paid	17,940	16,616
Series Forty Three [Member]
General Administrative and Professional Fee Amount Paid	18,219	16,282
Series Forty Four [Member]
General Administrative and Professional Fee Amount Paid	15,173	15,003
Series Forty Five [Member]
General Administrative and Professional Fee Amount Paid	20,278	18,871
Series Forty Six [Member]
General Administrative and Professional Fee Amount Paid	$ 17,065	$ 16,502

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees	$ 51,851,332	$ 52,937,181
Series Thirty Four [Member]
Proceeds from Collection of Advance From An Affiliate	15,860	24,695
Series Forty [Member]
Proceeds from Collection of Advance From An Affiliate	$ 9,616	$ 0

RELATED PARTY TRANSACTIONS - paid to affiliate (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2012 Series Twenty One [Member]	Mar. 31, 2012 Series Twenty Two [Member]	Mar. 31, 2012 Series Twenty Three [Member]	Mar. 31, 2012 Series Twenty Seven [Member]	Mar. 31, 2013 Series Thirty Six [Member]	Mar. 31, 2012 Series Thirty Eight [Member]	Mar. 31, 2012 Series Forty Three [Member]
Payments For Advance To Affiliates	$ 108,007	$ 53,627	$ 64,156	$ 54,128	$ 129,612	$ 69,191	$ 51,482

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2013	Mar. 31, 2012
Number Of Operating Partnerships	399	445
Series Twenty [Member]
Number Of Operating Partnerships	11	12
Series Twenty One [Member]
Number Of Operating Partnerships	5	6
Series Twenty Two [Member]
Number Of Operating Partnerships	10	20
Series Twenty Three [Member]
Number Of Operating Partnerships	11	15
Series Twenty Four [Member]
Number Of Operating Partnerships	13	18
Series Twenty Five [Member]
Number Of Operating Partnerships	7	11
Series Twenty Six [Member]
Number Of Operating Partnerships	31	39
Series Twenty Seven [Member]
Number Of Operating Partnerships	13	15
Series Twenty Eight [Member]
Number Of Operating Partnerships	20	24
Series Twenty Nine [Member]
Number Of Operating Partnerships	21	21
Series Thirty [Member]
Number Of Operating Partnerships	16	17
Series Thirty One [Member]
Number Of Operating Partnerships	25	26
Series Thirty Two [Member]
Number Of Operating Partnerships	15	15
Series Thirty Three [Member]
Number Of Operating Partnerships	8	8
Series Thirty Four [Member]
Number Of Operating Partnerships	13	14
Series Thirty Five [Member]
Number Of Operating Partnerships	10	11
Series Thirty Six [Member]
Number Of Operating Partnerships	9	11
Series Thirty Seven [Member]
Number Of Operating Partnerships	7	7
Series Thirty Eight [Member]
Number Of Operating Partnerships	10	10
Series Thirty Nine [Member]
Number Of Operating Partnerships	9	9
Series Forty [Member]
Number Of Operating Partnerships	16	16
Series Forty One [Member]
Number Of Operating Partnerships	20	20
Series Forty Two [Member]
Number Of Operating Partnerships	21	22
Series Forty Three [Member]
Number Of Operating Partnerships	23	23
Series Forty Four [Member]
Number Of Operating Partnerships	10	10
Series Forty Five [Member]
Number Of Operating Partnerships	30	30
Series Forty Six [Member]
Number Of Operating Partnerships	15	15

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Operating Partnership Interest Transferred	37		15
Sale of Underlying Operating Partnership	9		7
Partnership Proceeds from Disposition	$ 8,740,321	[1]	$ 2,427,719
Gain/(Loss) on Disposition	9,359,210		2,427,719
Series Twenty [Member]
Operating Partnership Interest Transferred	1		4
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition	6,402	[1]	852,350
Gain/(Loss) on Disposition	6,402		852,350
Series Twenty One [Member]
Operating Partnership Interest Transferred	1		3
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	0	[1]	118,002
Gain/(Loss) on Disposition	0		118,002
Series Twenty Two [Member]
Operating Partnership Interest Transferred	8		0
Sale of Underlying Operating Partnership	2		2
Partnership Proceeds from Disposition	318,670	[1]	0
Gain/(Loss) on Disposition	318,670		0
Series Twenty Three [Member]
Operating Partnership Interest Transferred	4		0
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition	82,930	[1]	0
Gain/(Loss) on Disposition	82,930		0
Series Twenty Four [Member]
Operating Partnership Interest Transferred	3		2
Sale of Underlying Operating Partnership	2		0
Partnership Proceeds from Disposition	1,793,701	[1]	139,151
Gain/(Loss) on Disposition	1,793,701		139,151
Series Twenty Five [Member]
Operating Partnership Interest Transferred	2		4
Sale of Underlying Operating Partnership	2		1
Partnership Proceeds from Disposition	2,477,731	[1]	1,215,347
Gain/(Loss) on Disposition	3,096,620		1,215,347
Series Twenty Six [Member]
Operating Partnership Interest Transferred	7		0
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition	2,007,273	[1]	44,244
Gain/(Loss) on Disposition	2,007,273		44,244
Series Twenty Seven [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	1
Partnership Proceeds from Disposition	582,228	[1]	0
Gain/(Loss) on Disposition	582,228		0
Series Twenty Eight [Member]
Operating Partnership Interest Transferred	4		1
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition	53,550	[1]	37,059
Gain/(Loss) on Disposition	53,550		37,059
Series Thirty [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	72,943	[1]	0
Gain/(Loss) on Disposition	72,943		0
Series Thirty One [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	48,230	[1]	0
Gain/(Loss) on Disposition	48,230		0
Series Thirty Two [Member]
Operating Partnership Interest Transferred	0
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	1,449	[1]	0
Gain/(Loss) on Disposition	1,449		0
Series Thirty Three [Member]
Operating Partnership Interest Transferred			1
Sale of Underlying Operating Partnership			0
Partnership Proceeds from Disposition	0		21,566
Gain/(Loss) on Disposition			21,566
Series Thirty Four [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	0	[1]	0
Gain/(Loss) on Disposition	0
Series Thirty Five [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	52,500	[1]	0
Gain/(Loss) on Disposition	52,500
Series Thirty Six [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	1
Partnership Proceeds from Disposition	1,242,272	[1]	0
Gain/(Loss) on Disposition	1,242,272		0
Series Fourty Two [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	0	[1]
Gain/(Loss) on Disposition	0
Series Forty Five [Member]
Operating Partnership Interest Transferred	0
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	442	[1]	0
Gain/(Loss) on Disposition	$ 442		$ 0

[1]	Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Capital contributions payable	$ 1,111,008	$ 1,135,980
Series Twenty [Member]
Capital contributions payable	0	0
Series Twenty One [Member]
Capital contributions payable	0	0
Series Twenty Two [Member]
Capital contributions payable	9,352	9,352
Series Twenty Three [Member]
Capital contributions payable	0	0
Series Twenty Four [Member]
Capital contributions payable	0	9,999
Series Twenty Five [Member]
Capital contributions payable	0	0
Series Twenty Six [Member]
Capital contributions payable	1,293	14,490
Series Twenty Seven [Member]
Capital contributions payable	10,020	10,020
Series Twenty Eight [Member]
Capital contributions payable	40,968	40,968
Series Twenty Nine [Member]
Capital contributions payable	10,197	10,197
Series Thirty [Member]
Capital contributions payable	127,396	127,396
Series Thirty One [Member]
Capital contributions payable	66,294	66,294
Series Thirty Two [Member]
Capital contributions payable	173,561	173,561
Series Thirty Three [Member]
Capital contributions payable	69,154	69,154
Series Thirty Four [Member]
Capital contributions payable	0	0
Series Thirty Five [Member]
Capital contributions payable	0	0
Series Thirty Six [Member]
Capital contributions payable	0	0
Series Thirty Seven [Member]
Capital contributions payable	138,438	138,438
Series Thirty Eight [Member]
Capital contributions payable	0	0
Series Thirty Nine [Member]
Capital contributions payable	0	0
Series Forty [Member]
Capital contributions payable	102	102
Series Forty One [Member]
Capital contributions payable	100	100
Series Forty Two [Member]
Capital contributions payable	73,433	73,433
Series Forty Three [Member]
Capital contributions payable	121,112	121,112
Series Forty Four [Member]
Capital contributions payable	252,864	254,640
Series Forty Five [Member]
Capital contributions payable	16,724	16,724
Series Forty Six [Member]
Capital contributions payable	$ 0	$ 0

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 468,450,655		$ 505,960,745
Acquisition costs of operating limited partnerships	29,435,629		34,246,077
Cumulative distributions from operating limited partnerships	(3,169,469)		(3,327,345)
Cumulative impairment loss in investments in operating limited partnerships	(226,099,776)		(232,429,918)
Cumulative losses from operating limited partnerships	(255,011,101)		(277,960,509)
Investments in operating limited partnerships per balance sheet	13,605,938		26,489,050
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(3,160,003)		(3,297,940)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,063,046)		(4,409,848)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,326,821		1,482,646
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(83,929,078)		(80,780,371)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,326,492		1,442,934
Cumulative impairment loss in investments in operating limited partnerships	226,099,776		232,429,918
Other	(2,557,875)		(2,651,838)
Equity per operating limited partnerships' combined financial statements	148,649,025	148,649,025	170,704,551	170,704,551
Series Twenty [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,699,980		6,882,024
Acquisition costs of operating limited partnerships	861,676		862,696
Cumulative distributions from operating limited partnerships	(33,517)		(33,517)
Cumulative impairment loss in investments in operating limited partnerships	(1,648,785)		(1,648,785)
Cumulative losses from operating limited partnerships	(5,879,354)		(6,062,418)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	86,256		86,256
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,747,749)		(2,885,315)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,898		7,898
Cumulative impairment loss in investments in operating limited partnerships	1,648,785		1,648,785
Other	(20,933)		(23,926)
Equity per operating limited partnerships' combined financial statements	(1,025,743)	(1,025,743)	(1,166,302)	(1,166,302)
Series Twenty One [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,762,893		4,113,424
Acquisition costs of operating limited partnerships	602,529		661,389
Cumulative distributions from operating limited partnerships	(22,441)		(22,441)
Cumulative impairment loss in investments in operating limited partnerships	(118,301)		(197,154)
Cumulative losses from operating limited partnerships	(4,224,680)		(4,555,218)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	219,339		236,024
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,799,954)		(2,808,604)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	118,301		197,154
Other	(164,829)		(162,615)
Equity per operating limited partnerships' combined financial statements	(2,627,143)	(2,627,143)	(2,538,041)	(2,538,041)
Series Twenty Two [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	4,561,122		9,924,845
Acquisition costs of operating limited partnerships	556,775		1,338,598
Cumulative distributions from operating limited partnerships	(2,987)		(72,218)
Cumulative impairment loss in investments in operating limited partnerships	(1,725,087)		(3,958,929)
Cumulative losses from operating limited partnerships	(3,389,823)		(7,232,296)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(481,359)		(481,359)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)		(249,133)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	25,824		90,435
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,729,559)		(4,966,027)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		4,764
Cumulative impairment loss in investments in operating limited partnerships	1,725,087		3,958,929
Other	(136,248)		(252,672)
Equity per operating limited partnerships' combined financial statements	(1,754,027)	(1,754,027)	(1,895,063)	(1,895,063)
Series Twenty Three [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	10,391,895		12,936,474
Acquisition costs of operating limited partnerships	1,552,411		1,923,419
Cumulative distributions from operating limited partnerships	0		(25,544)
Cumulative impairment loss in investments in operating limited partnerships	(6,344,121)		(7,715,907)
Cumulative losses from operating limited partnerships	(5,600,185)		(7,118,442)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(11,581)		(11,581)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,597)		(62,597)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	54,934		49,191
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,074,441)		(2,695,647)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	34,901		34,901
Cumulative impairment loss in investments in operating limited partnerships	6,344,121		7,715,907
Other	(112,529)		(69,448)
Equity per operating limited partnerships' combined financial statements	4,172,808	4,172,808	4,960,726	4,960,726
Series Twenty Four [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,663,058		9,867,638
Acquisition costs of operating limited partnerships	867,087		1,362,093
Cumulative distributions from operating limited partnerships	(34,932)		(94,006)
Cumulative impairment loss in investments in operating limited partnerships	(2,395,773)		(3,630,235)
Cumulative losses from operating limited partnerships	(5,099,440)		(7,505,490)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(30,158)		(30,158)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(91,548)		(267,328)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	37,933		81,405
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,181,496)		(3,600,661)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,202		61,209
Cumulative impairment loss in investments in operating limited partnerships	2,395,773		3,630,235
Other	138,307		98,321
Equity per operating limited partnerships' combined financial statements	(707,987)	(707,987)	(26,977)	(26,977)
Series Twenty Five [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,949,669		8,003,919
Acquisition costs of operating limited partnerships	530,964		1,152,325
Cumulative distributions from operating limited partnerships	(69,547)		(144,838)
Cumulative impairment loss in investments in operating limited partnerships	(3,403,453)		(5,280,243)
Cumulative losses from operating limited partnerships	(1,007,633)		(3,731,163)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		(51,732)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(66,355)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239		50,739
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(476,326)		(604,305)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		21,215
Cumulative impairment loss in investments in operating limited partnerships	3,403,453		5,280,243
Other	(55,777)		(120,856)
Equity per operating limited partnerships' combined financial statements	2,902,589	2,902,589	4,508,949	4,508,949
Series Twenty Six [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	15,248,303		23,641,935
Acquisition costs of operating limited partnerships	2,125,402		3,329,810
Cumulative distributions from operating limited partnerships	(69,380)		(166,720)
Cumulative impairment loss in investments in operating limited partnerships	(5,322,693)		(11,211,839)
Cumulative losses from operating limited partnerships	(11,981,632)		(15,593,186)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(70,440)		(70,670)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(59,837)		(73,143)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	114,788		120,610
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,192,769)		(6,132,941)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	187,072		187,072
Cumulative impairment loss in investments in operating limited partnerships	5,322,693		11,211,839
Other	(95,517)		(420,929)
Equity per operating limited partnerships' combined financial statements	(794,010)	(794,010)	4,821,838	4,821,838
Series Twenty Seven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,173,497		14,004,581
Acquisition costs of operating limited partnerships	1,913,345		2,051,185
Cumulative distributions from operating limited partnerships	(52,749)		(60,579)
Cumulative impairment loss in investments in operating limited partnerships	(6,453,941)		(6,900,647)
Cumulative losses from operating limited partnerships	(8,580,152)		(9,094,540)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(286,388)		(286,388)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(369,748)		(369,748)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	266,164		266,164
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,149,024)		(2,165,786)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		41,321
Cumulative impairment loss in investments in operating limited partnerships	6,453,941		6,900,647
Other	(217,897)		(134,230)
Equity per operating limited partnerships' combined financial statements	3,697,048	3,697,048	4,251,980	4,251,980
Series Twenty Eight [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,336,641		26,819,918
Acquisition costs of operating limited partnerships	3,716,071		3,934,751
Cumulative distributions from operating limited partnerships	(553,380)		(570,203)
Cumulative impairment loss in investments in operating limited partnerships	(16,711,233)		(16,993,020)
Cumulative losses from operating limited partnerships	(11,788,099)		(13,191,446)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(233,630)		(289,605)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)		(665,053)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	99,756		111,234
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,317,018)		(2,807,444)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284		116,284
Cumulative impairment loss in investments in operating limited partnerships	16,711,233		16,993,020
Other	(436,019)		(292,910)
Equity per operating limited partnerships' combined financial statements	12,275,553	12,275,553	13,165,526	13,165,526
Series Twenty Nine [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	28,419,361		28,419,361
Acquisition costs of operating limited partnerships	4,100,111		4,100,111
Cumulative distributions from operating limited partnerships	(26,816)		(26,816)
Cumulative impairment loss in investments in operating limited partnerships	(10,932,738)		(10,929,833)
Cumulative losses from operating limited partnerships	(21,559,918)		(21,562,823)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(158,645)		(158,645)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(596,128)		(596,128)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	265,241		265,241
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,193,417)		(5,819,395)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,039		7,039
Cumulative impairment loss in investments in operating limited partnerships	10,932,738		10,929,833
Other	(104,030)		(94,881)
Equity per operating limited partnerships' combined financial statements	3,152,798	3,152,798	4,533,064	4,533,064
Series Thirty [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,904,236		14,875,401
Acquisition costs of operating limited partnerships	1,439,788		1,579,476
Cumulative distributions from operating limited partnerships	(53,204)		(53,204)
Cumulative impairment loss in investments in operating limited partnerships	(6,609,159)		(6,597,720)
Cumulative losses from operating limited partnerships	(8,681,661)		(9,803,953)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(135,225)		(135,225)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(235,701)		(235,701)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,714,894)		(4,313,907)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,712		7,712
Cumulative impairment loss in investments in operating limited partnerships	6,609,159		6,597,720
Other	5,620		3,707
Equity per operating limited partnerships' combined financial statements	3,536,671	3,536,671	1,924,306	1,924,306
Series Thirty One [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,644,054		29,153,095
Acquisition costs of operating limited partnerships	3,688,096		4,199,795
Cumulative distributions from operating limited partnerships	(66,005)		(66,005)
Cumulative impairment loss in investments in operating limited partnerships	(14,021,758)		(15,609,298)
Cumulative losses from operating limited partnerships	(15,244,387)		(17,677,587)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(67,462)		(67,462)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)		(77,600)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347		125,347
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,706,614)		(5,956,178)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,562		43,473
Cumulative impairment loss in investments in operating limited partnerships	14,021,758		15,609,298
Other	(341,543)		(322,661)
Equity per operating limited partnerships' combined financial statements	5,984,448	5,984,448	9,354,217	9,354,217
Series Thirty Two [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	29,567,115		29,700,384
Acquisition costs of operating limited partnerships	3,834,299		3,834,299
Cumulative distributions from operating limited partnerships	(101,211)		(101,211)
Cumulative impairment loss in investments in operating limited partnerships	(14,759,194)		(14,759,194)
Cumulative losses from operating limited partnerships	(18,541,009)		(18,674,278)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(292,046)		(292,046)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,284,335)		(1,284,335)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,680,810)		(4,297,514)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	38,357		38,357
Cumulative impairment loss in investments in operating limited partnerships	14,759,194		14,759,194
Other	348,700		370,500
Equity per operating limited partnerships' combined financial statements	7,889,060	7,889,060	9,294,156	9,294,156
Series Thirty Three [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	14,744,596		14,744,596
Acquisition costs of operating limited partnerships	1,349,820		1,349,820
Cumulative distributions from operating limited partnerships	(30,285)		(30,285)
Cumulative impairment loss in investments in operating limited partnerships	(9,101,023)		(9,065,379)
Cumulative losses from operating limited partnerships	(6,963,108)		(6,998,752)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(179,468)		(179,468)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(167,193)		(167,193)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,093,741)		(1,478,719)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	9,684		9,684
Cumulative impairment loss in investments in operating limited partnerships	9,101,023		9,065,379
Other	(39,291)		(20,139)
Equity per operating limited partnerships' combined financial statements	6,631,014	6,631,014	7,229,544	7,229,544
Series Thirty Four [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	23,771,378		25,641,952
Acquisition costs of operating limited partnerships	2,297,255		2,566,310
Cumulative distributions from operating limited partnerships	(26,077)		(26,077)
Cumulative impairment loss in investments in operating limited partnerships	(11,601,216)		(11,558,475)
Cumulative losses from operating limited partnerships	(14,441,340)		(16,623,710)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(38,698)		(38,698)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)		(295,534)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,593,961)		(7,533,477)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464		6,464
Cumulative impairment loss in investments in operating limited partnerships	11,601,216		11,558,475
Other	(257,710)		(197,594)
Equity per operating limited partnerships' combined financial statements	6,421,777	6,421,777	3,499,636	3,499,636
Series Thirty Five [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	20,689,083		23,763,922
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(30,252)		(30,262)
Cumulative impairment loss in investments in operating limited partnerships	(11,273,719)		(12,350,565)
Cumulative losses from operating limited partnerships	(9,385,112)		(11,383,095)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,825,313)		(2,177,825)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,017		78,017
Cumulative impairment loss in investments in operating limited partnerships	11,273,719		12,350,565
Other	19,992		(23,145)
Equity per operating limited partnerships' combined financial statements	8,546,415	8,546,415	10,227,612	10,227,612
Series Thirty Six [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,848,639		15,262,574
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(116,200)		(116,200)
Cumulative impairment loss in investments in operating limited partnerships	(7,216,579)		(7,658,323)
Cumulative losses from operating limited partnerships	(6,515,860)		(7,488,051)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(14,791)		(14,791)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,170,643)		(3,663,065)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,370		1,370
Cumulative impairment loss in investments in operating limited partnerships	7,216,579		7,658,323
Other	(76,402)		(49,225)
Equity per operating limited partnerships' combined financial statements	5,956,113	5,956,113	3,932,612	3,932,612
Series Thirty Seven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	18,424,489		18,424,489
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(202,524)		(202,524)
Cumulative impairment loss in investments in operating limited partnerships	(8,855,671)		(8,613,319)
Cumulative losses from operating limited partnerships	(9,366,294)		(9,608,646)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(155,365)		(155,365)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,018,176)		(3,463,441)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810		303,810
Cumulative impairment loss in investments in operating limited partnerships	8,855,671		8,613,319
Other	(8,607)		21,909
Equity per operating limited partnerships' combined financial statements	3,977,333	3,977,333	5,320,232	5,320,232
Series Thirty Eight [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	18,852,167		18,852,167
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(531,129)		(525,869)
Cumulative impairment loss in investments in operating limited partnerships	(10,498,790)		(10,442,358)
Cumulative losses from operating limited partnerships	(7,822,248)		(7,853,907)
Investments in operating limited partnerships per balance sheet	0		30,033
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,181,015)		(2,734,822)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	59,461		59,461
Cumulative impairment loss in investments in operating limited partnerships	10,498,790		10,442,358
Other	(266,828)		(185,915)
Equity per operating limited partnerships' combined financial statements	7,110,408	7,110,408	7,611,115	7,611,115
Series Thirty Nine [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	16,699,847		16,699,847
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(224,758)		(217,157)
Cumulative impairment loss in investments in operating limited partnerships	(7,420,197)		(7,386,007)
Cumulative losses from operating limited partnerships	(9,054,892)		(8,968,731)
Investments in operating limited partnerships per balance sheet	0		127,952
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,282,894)		(2,674,914)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	279,219		279,219
Cumulative impairment loss in investments in operating limited partnerships	7,420,197		7,386,007
Other	(71,431)		(64,084)
Equity per operating limited partnerships' combined financial statements	4,345,091	4,345,091	5,054,180	5,054,180
Series Forty [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,336,992		19,336,992
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(53,094)		(50,444)
Cumulative impairment loss in investments in operating limited partnerships	(10,596,325)		(10,436,808)
Cumulative losses from operating limited partnerships	(8,687,573)		(8,542,420)
Investments in operating limited partnerships per balance sheet	0		307,320
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(25,172)		(25,172)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(639,318)		(219,933)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811		78,811
Cumulative impairment loss in investments in operating limited partnerships	10,596,325		10,436,808
Other	(159,009)		(153,941)
Equity per operating limited partnerships' combined financial statements	9,851,637	9,851,637	10,423,893	10,423,893
Series Forty One [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	17,340,487		17,340,487
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(58,012)		(53,111)
Cumulative impairment loss in investments in operating limited partnerships	(6,968,657)		(6,398,746)
Cumulative losses from operating limited partnerships	(10,313,818)		(9,996,032)
Investments in operating limited partnerships per balance sheet	0		892,598
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(33,807)		(33,807)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,480,788)		(1,415,040)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,049		1,049
Cumulative impairment loss in investments in operating limited partnerships	6,968,657		6,398,746
Other	(221,822)		(227,795)
Equity per operating limited partnerships' combined financial statements	5,233,289	5,233,289	5,615,751	5,615,751
Series Forty Two [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,690,646		19,777,849
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(109,245)		(62,791)
Cumulative impairment loss in investments in operating limited partnerships	(10,059,798)		(8,918,705)
Cumulative losses from operating limited partnerships	(9,411,685)		(9,120,125)
Investments in operating limited partnerships per balance sheet	109,918		1,676,228
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(409,845)		(439,845)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,497,482)		(1,218,759)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	20,012		20,012
Cumulative impairment loss in investments in operating limited partnerships	10,059,798		8,918,705
Other	(65,078)		(82,231)
Equity per operating limited partnerships' combined financial statements	8,217,323	8,217,323	8,874,110	8,874,110
Series Forty Three [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	26,617,048		26,617,048
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(289,277)		(241,623)
Cumulative impairment loss in investments in operating limited partnerships	(11,853,725)		(9,563,330)
Cumulative losses from operating limited partnerships	(13,006,138)		(12,790,153)
Investments in operating limited partnerships per balance sheet	1,467,908		4,021,942
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(143,165)		(143,165)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,834,207)		(2,039,866)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	11,853,725		9,563,330
Other	(149,571)		(56,511)
Equity per operating limited partnerships' combined financial statements	11,194,690	11,194,690	11,345,730	11,345,730
Series Forty Four [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,381,437		19,383,213
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(49,763)		(37,726)
Cumulative impairment loss in investments in operating limited partnerships	(8,041,733)		(7,156,290)
Cumulative losses from operating limited partnerships	(10,210,723)		(9,823,329)
Investments in operating limited partnerships per balance sheet	1,079,218		2,365,868
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(255,844)		(255,844)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,568,883)		(2,851,078)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	2,230		454
Cumulative impairment loss in investments in operating limited partnerships	8,041,733		7,156,290
Other	(27,388)		(129,676)
Equity per operating limited partnerships' combined financial statements	2,271,066	2,271,066	6,286,014	6,286,014
Series Forty Five [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	29,408,956		29,449,544
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(263,099)		(212,482)
Cumulative impairment loss in investments in operating limited partnerships	(12,456,025)		(9,980,277)
Cumulative losses from operating limited partnerships	(11,736,285)		(11,027,978)
Investments in operating limited partnerships per balance sheet	4,953,547		8,228,807
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(129,725)		(129,725)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(778,586)		(255,708)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	28,744		28,744
Cumulative impairment loss in investments in operating limited partnerships	12,456,025		9,980,277
Other	(21,194)		(40,079)
Equity per operating limited partnerships' combined financial statements	16,508,811	16,508,811	17,812,316	17,812,316
Series Forty Six [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	22,323,066		22,323,066
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(99,585)		(83,492)
Cumulative impairment loss in investments in operating limited partnerships	(9,710,082)		(7,468,532)
Cumulative losses from operating limited partnerships	(6,518,052)		(5,932,740)
Investments in operating limited partnerships per balance sheet	5,995,347		8,838,302
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(7,189)		(7,189)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594		4,594
Cumulative impairment loss in investments in operating limited partnerships	9,710,082		7,468,532
Other	(20,841)		(20,812)
Equity per operating limited partnerships' combined financial statements	$ 15,681,993	$ 15,681,993	$ 16,283,427	$ 16,283,427

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 926,355,460		$ 1,046,340,087
Land		92,169,960		100,304,748
Other assets		102,647,493		116,539,941
Total Assets		1,121,172,913		1,263,184,776
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		786,714,302		878,138,430
Accounts payable and accrued expenses		36,047,804		40,712,629
Other liabilities		115,855,204		141,147,438
Liabilities		938,617,310		1,059,998,497
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	148,649,025	148,649,025	170,704,551	170,704,551
Other partners		33,906,578		32,481,728
Partners Capital		182,555,603		203,186,279
Liabilities and Stockholders Equity		1,121,172,913		1,263,184,776
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		10,155,776		11,310,309
Land		839,313		843,313
Other assets		2,037,492		2,057,707
Total Assets		13,032,581		14,211,329
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		12,212,275		13,459,193
Accounts payable and accrued expenses		287,009		338,837
Other liabilities		1,510,700		1,181,714
Liabilities		14,009,984		14,979,744
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,025,743)	(1,025,743)	(1,166,302)	(1,166,302)
Other partners		48,340		397,887
Partners Capital		(977,403)		(768,415)
Liabilities and Stockholders Equity		13,032,581		14,211,329
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,435,846		8,604,705
Land		1,479,930		1,494,930
Other assets		958,988		935,635
Total Assets		9,874,764		11,035,270
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,290,488		10,367,311
Accounts payable and accrued expenses		237,223		580,881
Other liabilities		2,415,769		3,310,444
Liabilities		11,943,480		14,258,636
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(2,627,143)	(2,627,143)	(2,538,041)	(2,538,041)
Other partners		558,427		(685,325)
Partners Capital		(2,068,716)		(3,223,366)
Liabilities and Stockholders Equity		9,874,764		11,035,270
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,693,373		20,360,763
Land		1,491,429		2,208,056
Other assets		2,228,323		3,899,292
Total Assets		15,413,125		26,468,111
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		14,767,873		24,641,967
Accounts payable and accrued expenses		570,521		1,120,734
Other liabilities		1,168,419		2,415,269
Liabilities		16,506,813		28,177,970
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,754,027)	(1,754,027)	(1,895,063)	(1,895,063)
Other partners		660,339		185,204
Partners Capital		(1,093,688)		(1,709,859)
Liabilities and Stockholders Equity		15,413,125		26,468,111
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		20,247,856		24,798,213
Land		1,783,889		2,399,594
Other assets		4,154,081		4,583,381
Total Assets		26,185,826		31,781,188
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,539,887		19,059,600
Accounts payable and accrued expenses		3,652,531		3,571,654
Other liabilities		2,510,569		4,334,626
Liabilities		22,702,987		26,965,880
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,172,808	4,172,808	4,960,726	4,960,726
Other partners		(689,969)		(145,418)
Partners Capital		3,482,839		4,815,308
Liabilities and Stockholders Equity		26,185,826		31,781,188
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,286,698		21,710,245
Land		1,434,385		2,967,555
Other assets		1,629,582		2,851,603
Total Assets		14,350,665		27,529,403
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,818,235		20,503,893
Accounts payable and accrued expenses		1,119,077		1,240,450
Other liabilities		1,719,236		4,731,230
Liabilities		14,656,548		26,475,573
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(707,987)	(707,987)	(26,977)	(26,977)
Other partners		402,104		1,080,807
Partners Capital		(305,883)		1,053,830
Liabilities and Stockholders Equity		14,350,665		27,529,403
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,428,758		12,279,264
Land		574,158		1,660,408
Other assets		1,163,088		2,185,002
Total Assets		8,166,004		16,124,674
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,359,194		10,272,889
Accounts payable and accrued expenses		87,194		121,539
Other liabilities		49,675		244,914
Liabilities		5,496,063		10,639,342
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,902,589	2,902,589	4,508,949	4,508,949
Other partners		(232,648)		976,383
Partners Capital		2,669,941		5,485,332
Liabilities and Stockholders Equity		8,166,004		16,124,674
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		32,793,703		45,301,842
Land		2,736,095		4,007,128
Other assets		4,158,096		7,079,790
Total Assets		39,687,894		56,388,760
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		33,866,714		42,454,341
Accounts payable and accrued expenses		2,031,188		3,488,144
Other liabilities		4,245,607		5,357,118
Liabilities		40,143,509		51,299,603
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(794,010)	(794,010)	4,821,838	4,821,838
Other partners		338,395		267,319
Partners Capital		(455,615)		5,089,157
Liabilities and Stockholders Equity		39,687,894		56,388,760
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		35,113,113		39,234,050
Land		4,620,843		4,755,394
Other assets		4,632,865		4,908,152
Total Assets		44,366,821		48,897,596
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		30,744,793		33,046,630
Accounts payable and accrued expenses		842,519		1,018,185
Other liabilities		7,053,343		7,304,198
Liabilities		38,640,655		41,369,013
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,697,048	3,697,048	4,251,980	4,251,980
Other partners		2,029,118		3,276,603
Partners Capital		5,726,166		7,528,583
Liabilities and Stockholders Equity		44,366,821		48,897,596
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		38,832,314		43,710,623
Land		4,789,984		4,990,798
Other assets		4,805,771		5,369,814
Total Assets		48,428,069		54,071,235
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		30,729,775		34,564,738
Accounts payable and accrued expenses		1,536,518		1,727,332
Other liabilities		3,164,099		3,438,796
Liabilities		35,430,392		39,730,866
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,275,553	12,275,553	13,165,526	13,165,526
Other partners		722,124		1,174,843
Partners Capital		12,997,677		14,340,369
Liabilities and Stockholders Equity		48,428,069		54,071,235
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		38,929,438		40,703,968
Land		2,816,806		2,816,806
Other assets		4,579,225		5,202,949
Total Assets		46,325,469		48,723,723
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		36,131,872		36,913,384
Accounts payable and accrued expenses		1,888,155		1,715,580
Other liabilities		5,598,855		6,087,562
Liabilities		43,618,882		44,716,526
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,152,798	3,152,798	4,533,064	4,533,064
Other partners		(446,211)		(525,867)
Partners Capital		2,706,587		4,007,197
Liabilities and Stockholders Equity		46,325,469		48,723,723
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		21,374,357		25,554,946
Land		1,352,199		1,748,946
Other assets		2,265,338		2,976,534
Total Assets		24,991,894		30,280,426
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		15,804,915		22,991,726
Accounts payable and accrued expenses		1,030,604		1,222,069
Other liabilities		2,590,111		6,351,090
Liabilities		19,425,630		30,564,885
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,536,671	3,536,671	1,924,306	1,924,306
Other partners		2,029,593		(2,208,765)
Partners Capital		5,566,264		(284,459)
Liabilities and Stockholders Equity		24,991,894		30,280,426
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		41,093,844		47,416,838
Land		3,922,117		4,222,958
Other assets		6,265,759		6,802,237
Total Assets		51,281,720		58,442,033
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		41,416,027		44,265,758
Accounts payable and accrued expenses		1,079,327		1,148,813
Other liabilities		4,801,867		5,801,934
Liabilities		47,297,221		51,216,505
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,984,448	5,984,448	9,354,217	9,354,217
Other partners		(1,999,949)		(2,128,689)
Partners Capital		3,984,499		7,225,528
Liabilities and Stockholders Equity		51,281,720		58,442,033
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		42,317,655		44,658,505
Land		2,921,802		2,921,802
Other assets		4,534,604		4,745,901
Total Assets		49,774,061		52,326,208
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		32,091,744		32,551,306
Accounts payable and accrued expenses		3,166,217		3,123,046
Other liabilities		3,536,003		3,690,437
Liabilities		38,793,964		39,364,789
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,889,060	7,889,060	9,294,156	9,294,156
Other partners		3,091,037		3,667,263
Partners Capital		10,980,097		12,961,419
Liabilities and Stockholders Equity		49,774,061		52,326,208
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		33,867,303		35,691,325
Land		3,784,552		3,784,552
Other assets		2,732,278		3,617,933
Total Assets		40,384,133		43,093,810
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		25,170,848		25,540,259
Accounts payable and accrued expenses		1,051,109		1,134,224
Other liabilities		2,578,374		3,329,817
Liabilities		28,800,331		30,004,300
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,631,014	6,631,014	7,229,544	7,229,544
Other partners		4,952,788		5,859,966
Partners Capital		11,583,802		13,089,510
Liabilities and Stockholders Equity		40,384,133		43,093,810
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		36,690,648		42,419,956
Land		4,488,809		4,885,556
Other assets		4,445,778		5,144,360
Total Assets		45,625,235		52,449,872
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		33,975,571		41,618,431
Accounts payable and accrued expenses		1,252,013		2,384,077
Other liabilities		5,399,661		8,088,849
Liabilities		40,627,245		52,091,357
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,421,777	6,421,777	3,499,636	3,499,636
Other partners		(1,423,787)		(3,141,121)
Partners Capital		4,997,990		358,515
Liabilities and Stockholders Equity		45,625,235		52,449,872
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		35,320,976		40,272,987
Land		3,572,523		3,734,936
Other assets		3,045,614		3,202,711
Total Assets		41,939,113		47,210,634
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		21,130,845		23,437,862
Accounts payable and accrued expenses		997,139		1,051,430
Other liabilities		8,062,155		8,800,338
Liabilities		30,190,139		33,289,630
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	8,546,415	8,546,415	10,227,612	10,227,612
Other partners		3,202,559		3,693,392
Partners Capital		11,748,974		13,921,004
Liabilities and Stockholders Equity		41,939,113		47,210,634
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		24,753,789		35,374,277
Land		2,013,180		2,791,180
Other assets		2,886,655		3,451,519
Total Assets		29,653,624		41,616,976
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		17,319,963		35,203,607
Accounts payable and accrued expenses		1,575,909		1,535,878
Other liabilities		650,137		3,421,533
Liabilities		19,546,009		40,161,018
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,956,113	5,956,113	3,932,612	3,932,612
Other partners		4,151,502		(2,476,654)
Partners Capital		10,107,615		1,455,958
Liabilities and Stockholders Equity		29,653,624		41,616,976
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		32,623,644		34,594,643
Land		2,423,561		2,423,561
Other assets		3,249,852		2,895,188
Total Assets		38,297,057		39,913,392
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		28,014,633		28,494,169
Accounts payable and accrued expenses		2,306,321		2,450,990
Other liabilities		5,733,250		4,818,637
Liabilities		36,054,204		35,763,796
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,977,333	3,977,333	5,320,232	5,320,232
Other partners		(1,734,480)		(1,170,636)
Partners Capital		2,242,853		4,149,596
Liabilities and Stockholders Equity		38,297,057		39,913,392
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		22,273,923		23,362,052
Land		1,581,706		1,581,706
Other assets		2,186,790		2,378,237
Total Assets		26,042,419		27,321,995
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		17,019,640		17,038,108
Accounts payable and accrued expenses		258,956		279,581
Other liabilities		2,458,570		2,610,565
Liabilities		19,737,166		19,928,254
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,110,408	7,110,408	7,611,115	7,611,115
Other partners		(805,155)		(217,374)
Partners Capital		6,305,253		7,393,741
Liabilities and Stockholders Equity		26,042,419		27,321,995
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,013,620		19,012,564
Land		1,238,488		1,238,488
Other assets		1,768,336		2,048,079
Total Assets		21,020,444		22,299,131
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,422,946		13,637,045
Accounts payable and accrued expenses		343,231		374,667
Other liabilities		2,675,710		2,628,147
Liabilities		16,441,887		16,639,859
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,345,091	4,345,091	5,054,180	5,054,180
Other partners		233,466		605,092
Partners Capital		4,578,557		5,659,272
Liabilities and Stockholders Equity		21,020,444		22,299,131
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		54,364,315		56,697,944
Land		5,081,041		5,081,041
Other assets		4,198,978		5,001,611
Total Assets		63,644,334		66,780,596
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		45,658,503		46,232,526
Accounts payable and accrued expenses		1,378,312		1,758,019
Other liabilities		6,783,138		7,372,571
Liabilities		53,819,953		55,363,116
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,851,637	9,851,637	10,423,893	10,423,893
Other partners		(27,256)		993,587
Partners Capital		9,824,381		11,417,480
Liabilities and Stockholders Equity		63,644,334		66,780,596
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		65,958,262		68,623,409
Land		8,000,805		8,000,805
Other assets		6,479,223		6,937,279
Total Assets		80,438,290		83,561,493
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		61,327,803		62,163,827
Accounts payable and accrued expenses		1,254,339		1,219,169
Other liabilities		7,521,451		9,099,604
Liabilities		70,103,593		72,482,600
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,233,289	5,233,289	5,615,751	5,615,751
Other partners		5,101,408		5,463,142
Partners Capital		10,334,697		11,078,893
Liabilities and Stockholders Equity		80,438,290		83,561,493
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		56,579,992		63,737,104
Land		7,059,765		7,582,655
Other assets		6,664,563		6,786,134
Total Assets		70,304,320		78,105,893
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		46,947,999		50,820,530
Accounts payable and accrued expenses		2,644,758		2,697,281
Other liabilities		6,437,492		9,693,262
Liabilities		56,030,249		63,211,073
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	8,217,323	8,217,323	8,874,110	8,874,110
Other partners		6,056,748		6,020,710
Partners Capital		14,274,071		14,894,820
Liabilities and Stockholders Equity		70,304,320		78,105,893
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		59,664,991		62,443,837
Land		6,704,151		6,704,151
Other assets		5,245,799		5,178,687
Total Assets		71,614,941		74,326,675
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		47,842,185		48,698,072
Accounts payable and accrued expenses		1,810,519		1,800,994
Other liabilities		7,744,436		8,119,955
Liabilities		57,397,140		58,619,021
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,194,690	11,194,690	11,345,730	11,345,730
Other partners		3,023,111		4,361,924
Partners Capital		14,217,801		15,707,654
Liabilities and Stockholders Equity		71,614,941		74,326,675
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		54,857,440		60,696,928
Land		6,053,669		6,053,669
Other assets		4,773,751		4,805,514
Total Assets		65,684,860		71,556,111
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		55,297,673		56,048,250
Accounts payable and accrued expenses		1,363,325		1,191,979
Other liabilities		9,455,928		9,350,701
Liabilities		66,116,926		66,590,930
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,271,066	2,271,066	6,286,014	6,286,014
Other partners		(2,703,132)		(1,320,833)
Partners Capital		(432,066)		4,965,181
Liabilities and Stockholders Equity		65,684,860		71,556,111
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		72,021,820		75,011,299
Land		7,041,701		7,041,701
Other assets		7,674,657		7,548,750
Total Assets		86,738,178		89,601,750
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		57,679,981		58,515,541
Accounts payable and accrued expenses		1,748,945		1,925,285
Other liabilities		6,907,084		6,453,974
Liabilities		66,336,010		66,894,800
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	16,508,811	16,508,811	17,812,316	17,812,316
Other partners		3,893,357		4,894,634
Partners Capital		20,402,168		22,706,950
Liabilities and Stockholders Equity		86,738,178		89,601,750
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		41,662,006		42,757,491
Land		2,363,059		2,363,059
Other assets		3,882,007		3,945,942
Total Assets		47,907,072		49,066,492
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		25,131,920		25,597,467
Accounts payable and accrued expenses		534,845		491,791
Other liabilities		3,083,565		3,110,153
Liabilities		28,750,330		29,199,411
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	15,681,993	15,681,993	16,283,427	16,283,427
Other partners		3,474,749		3,583,654
Partners Capital		19,156,742		19,867,081
Liabilities and Stockholders Equity		$ 47,907,072		$ 49,066,492

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenues
Rent	$ 177,121,285		$ 191,296,302
Interest and other	6,664,987		7,126,499
Operating Partnerships Revenues	183,786,272		198,422,801
Expenses
Interest	38,941,394		45,119,323
Depreciation and amortization	51,957,361		58,636,237
Taxes and insurance	21,692,015		23,542,550
Repairs and maintenance	30,845,127		34,350,100
Operating expenses	63,854,366		69,919,589
Impairment loss	3,256,264		8,943,450
Other expenses	4,877,397		4,804,439
Operating Partnerships Total Expenses	215,423,924		245,315,688
NET LOSS	(31,637,652)		(46,892,887)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(23,592,748)	[1]	(27,864,777)	[2]
Net income (loss) allocated to other partners	(8,044,904)		(19,028,110)
Series Twenty [Member]
Revenues
Rent	3,184,095		2,916,300
Interest and other	82,941		223,648
Operating Partnerships Revenues	3,267,036		3,139,948
Expenses
Interest	466,702		526,025
Depreciation and amortization	833,519		829,789
Taxes and insurance	369,926		355,527
Repairs and maintenance	725,213		796,901
Operating expenses	1,085,217		1,137,224
Impairment loss	0		0
Other expenses	82,619		82,862
Operating Partnerships Total Expenses	3,563,196		3,728,328
NET LOSS	(296,160)		(588,380)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(220,356)	[1]	(536,012)	[2]
Net income (loss) allocated to other partners	(75,804)		(52,368)
Series Twenty One [Member]
Revenues
Rent	1,899,543		1,974,411
Interest and other	26,035		48,885
Operating Partnerships Revenues	1,925,578		2,023,296
Expenses
Interest	558,013		840,853
Depreciation and amortization	364,116		403,340
Taxes and insurance	212,056		252,450
Repairs and maintenance	295,363		296,525
Operating expenses	525,305		607,046
Impairment loss	0		0
Other expenses	58,488		65,398
Operating Partnerships Total Expenses	2,013,341		2,465,612
NET LOSS	(87,763)		(442,316)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(86,888)	[1]	(156,402)	[2]
Net income (loss) allocated to other partners	(875)		(285,914)
Series Twenty Two [Member]
Revenues
Rent	2,790,949		4,584,586
Interest and other	115,557		142,774
Operating Partnerships Revenues	2,906,506		4,727,360
Expenses
Interest	616,699		1,032,388
Depreciation and amortization	687,204		1,395,580
Taxes and insurance	415,308		659,210
Repairs and maintenance	608,483		1,113,229
Operating expenses	865,090		1,533,706
Impairment loss	0		0
Other expenses	80,902		124,089
Operating Partnerships Total Expenses	3,273,686		5,858,202
NET LOSS	(367,180)		(1,130,842)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(159,268)	[1]	(588,334)	[2]
Net income (loss) allocated to other partners	(207,912)		(542,508)
Series Twenty Three [Member]
Revenues
Rent	4,449,155		5,284,459
Interest and other	682,242		158,925
Operating Partnerships Revenues	5,131,397		5,443,384
Expenses
Interest	855,738		918,357
Depreciation and amortization	1,108,148		1,413,208
Taxes and insurance	605,947		752,522
Repairs and maintenance	959,801		1,078,779
Operating expenses	1,623,908		1,939,456
Impairment loss	0		0
Other expenses	77,277		102,839
Operating Partnerships Total Expenses	5,230,819		6,205,161
NET LOSS	(99,422)		(761,777)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(178,090)	[1]	(402,596)	[2]
Net income (loss) allocated to other partners	78,668		(359,181)
Series Twenty Four [Member]
Revenues
Rent	2,921,646		5,258,834
Interest and other	48,728		107,865
Operating Partnerships Revenues	2,970,374		5,366,699
Expenses
Interest	484,029		999,872
Depreciation and amortization	823,333		1,473,502
Taxes and insurance	355,178		551,541
Repairs and maintenance	626,544		1,056,079
Operating expenses	1,235,535		2,028,526
Impairment loss	0		0
Other expenses	32,348		114,339
Operating Partnerships Total Expenses	3,556,967		6,223,859
NET LOSS	(586,593)		(857,160)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(428,611)	[1]	(469,351)	[2]
Net income (loss) allocated to other partners	(157,982)		(387,809)
Series Twenty Five [Member]
Revenues
Rent	1,292,260		2,840,686
Interest and other	62,091		108,326
Operating Partnerships Revenues	1,354,351		2,949,012
Expenses
Interest	228,093		517,436
Depreciation and amortization	297,500		691,949
Taxes and insurance	136,078		250,117
Repairs and maintenance	253,084		645,159
Operating expenses	543,537		948,328
Impairment loss	0		0
Other expenses	21,995		65,073
Operating Partnerships Total Expenses	1,480,287		3,118,062
NET LOSS	(125,936)		(169,050)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(130,543)	[1]	(169,546)	[2]
Net income (loss) allocated to other partners	4,607		496
Series Twenty Six [Member]
Revenues
Rent	7,059,713		9,464,501
Interest and other	276,452		338,854
Operating Partnerships Revenues	7,336,165		9,803,355
Expenses
Interest	1,298,067		1,743,058
Depreciation and amortization	1,958,890		2,652,080
Taxes and insurance	1,092,240		1,236,877
Repairs and maintenance	1,325,248		1,782,077
Operating expenses	2,680,092		3,670,932
Impairment loss	0		0
Other expenses	138,428		416,429
Operating Partnerships Total Expenses	8,492,965		11,501,453
NET LOSS	(1,156,800)		(1,698,098)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(900,257)	[1]	(1,187,293)	[2]
Net income (loss) allocated to other partners	(256,543)		(510,805)
Series Twenty Seven [Member]
Revenues
Rent	7,763,100		8,045,997
Interest and other	138,723		126,875
Operating Partnerships Revenues	7,901,823		8,172,872
Expenses
Interest	1,614,202		1,776,720
Depreciation and amortization	2,051,886		2,263,469
Taxes and insurance	857,168		877,222
Repairs and maintenance	1,232,293		1,421,445
Operating expenses	2,275,198		2,266,652
Impairment loss	0		0
Other expenses	331,056		308,889
Operating Partnerships Total Expenses	8,361,803		8,914,397
NET LOSS	(459,980)		(741,525)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(262,813)	[1]	(331,280)	[2]
Net income (loss) allocated to other partners	(197,167)		(410,245)
Series Twenty Eight [Member]
Revenues
Rent	9,549,364		9,796,227
Interest and other	217,120		188,444
Operating Partnerships Revenues	9,766,484		9,984,671
Expenses
Interest	1,529,272		1,677,421
Depreciation and amortization	2,410,366		2,535,821
Taxes and insurance	1,150,108		1,150,763
Repairs and maintenance	1,587,459		1,748,050
Operating expenses	3,313,014		3,306,723
Impairment loss	0		0
Other expenses	277,850		325,843
Operating Partnerships Total Expenses	10,268,069		10,744,621
NET LOSS	(501,585)		(759,950)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(888,944)	[1]	(968,689)	[2]
Net income (loss) allocated to other partners	387,359		208,739
Series Twenty Nine [Member]
Revenues
Rent	7,665,813		7,939,853
Interest and other	299,284		252,162
Operating Partnerships Revenues	7,965,097		8,192,015
Expenses
Interest	1,495,218		1,622,262
Depreciation and amortization	2,577,574		2,596,632
Taxes and insurance	1,018,811		977,864
Repairs and maintenance	1,309,363		1,258,157
Operating expenses	3,148,497		3,244,054
Impairment loss	0		0
Other expenses	156,782		133,546
Operating Partnerships Total Expenses	9,706,245		9,832,515
NET LOSS	(1,741,148)		(1,640,500)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,439,168)	[1]	(949,962)	[2]
Net income (loss) allocated to other partners	(301,980)		(690,538)
Series Thirty [Member]
Revenues
Rent	5,009,216		6,082,283
Interest and other	146,020		140,105
Operating Partnerships Revenues	5,155,236		6,222,388
Expenses
Interest	591,825		1,076,260
Depreciation and amortization	1,220,215		1,326,964
Taxes and insurance	560,768		700,260
Repairs and maintenance	1,038,133		1,139,734
Operating expenses	2,435,214		2,958,679
Impairment loss	0		0
Other expenses	99,834		69,134
Operating Partnerships Total Expenses	5,945,989		7,271,031
NET LOSS	(790,753)		(1,048,643)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(680,994)	[1]	(739,185)	[2]
Net income (loss) allocated to other partners	(109,759)		(309,458)
Series Thirty One [Member]
Revenues
Rent	9,949,808		10,522,615
Interest and other	424,427		315,949
Operating Partnerships Revenues	10,374,235		10,838,564
Expenses
Interest	1,342,653		1,572,080
Depreciation and amortization	2,803,462		2,964,375
Taxes and insurance	1,377,668		1,529,770
Repairs and maintenance	1,633,151		1,708,364
Operating expenses	3,766,388		3,998,230
Impairment loss	0		0
Other expenses	1,224,406		617,388
Operating Partnerships Total Expenses	12,147,728		12,390,207
NET LOSS	(1,773,493)		(1,551,643)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(2,070,330)	[1]	(1,464,658)	[2]
Net income (loss) allocated to other partners	296,837		(86,985)
Series Thirty Two [Member]
Revenues
Rent	7,634,347		7,423,588
Interest and other	254,253		265,008
Operating Partnerships Revenues	7,888,600		7,688,596
Expenses
Interest	1,606,959		1,662,947
Depreciation and amortization	2,728,955		2,773,264
Taxes and insurance	1,019,354		998,676
Repairs and maintenance	1,255,596		1,281,979
Operating expenses	2,737,950		2,779,822
Impairment loss	0		0
Other expenses	461,099		493,689
Operating Partnerships Total Expenses	9,809,913		9,990,377
NET LOSS	(1,921,313)		(2,301,781)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,389,322)	[1]	(1,533,272)	[2]
Net income (loss) allocated to other partners	(531,991)		(768,509)
Series Thirty Three [Member]
Revenues
Rent	6,123,803		6,043,351
Interest and other	242,562		238,200
Operating Partnerships Revenues	6,366,365		6,281,551
Expenses
Interest	1,188,867		1,231,737
Depreciation and amortization	2,132,318		2,134,558
Taxes and insurance	729,103		755,605
Repairs and maintenance	801,421		765,345
Operating expenses	2,887,400		2,876,474
Impairment loss	0		0
Other expenses	187,942		180,297
Operating Partnerships Total Expenses	7,927,051		7,944,016
NET LOSS	(1,560,686)		(1,662,465)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(615,022)	[1]	(631,989)	[2]
Net income (loss) allocated to other partners	(945,664)		(1,030,476)
Series Thirty Four [Member]
Revenues
Rent	7,125,743		8,250,797
Interest and other	251,321		308,720
Operating Partnerships Revenues	7,377,064		8,559,517
Expenses
Interest	1,108,317		1,602,936
Depreciation and amortization	2,649,406		2,701,625
Taxes and insurance	920,389		1,166,464
Repairs and maintenance	985,148		1,110,341
Operating expenses	3,432,032		4,017,066
Impairment loss	0		0
Other expenses	73,816		99,834
Operating Partnerships Total Expenses	9,169,108		10,698,266
NET LOSS	(1,792,044)		(2,138,749)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,312,415)	[1]	(1,509,143)	[2]
Net income (loss) allocated to other partners	(479,629)		(629,606)
Series Thirty Five [Member]
Revenues
Rent	6,236,019		6,722,880
Interest and other	188,184		227,868
Operating Partnerships Revenues	6,424,203		6,950,748
Expenses
Interest	1,446,772		1,636,416
Depreciation and amortization	2,007,389		2,152,629
Taxes and insurance	806,853		857,401
Repairs and maintenance	1,045,890		1,103,918
Operating expenses	2,292,709		2,466,632
Impairment loss	0		0
Other expenses	70,597		83,655
Operating Partnerships Total Expenses	7,670,210		8,300,651
NET LOSS	(1,246,007)		(1,349,903)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(767,266)	[1]	(852,880)	[2]
Net income (loss) allocated to other partners	(478,741)		(497,023)
Series Thirty Six [Member]
Revenues
Rent	4,646,529		6,794,417
Interest and other	119,673		260,109
Operating Partnerships Revenues	4,766,202		7,054,526
Expenses
Interest	979,761		1,693,494
Depreciation and amortization	1,519,627		1,991,880
Taxes and insurance	576,269		687,006
Repairs and maintenance	629,919		1,600,477
Operating expenses	1,859,376		2,382,957
Impairment loss	0		0
Other expenses	79,706		121,461
Operating Partnerships Total Expenses	5,644,658		8,477,275
NET LOSS	(878,456)		(1,422,749)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(478,049)	[1]	(734,104)	[2]
Net income (loss) allocated to other partners	(400,407)		(688,645)
Series Thirty Seven [Member]
Revenues
Rent	5,671,145		5,807,108
Interest and other	241,035		227,725
Operating Partnerships Revenues	5,912,180		6,034,833
Expenses
Interest	935,342		1,125,812
Depreciation and amortization	2,163,933		2,155,796
Taxes and insurance	864,109		916,970
Repairs and maintenance	980,595		969,136
Operating expenses	2,837,748		3,091,071
Impairment loss	0		0
Other expenses	94,258		100,289
Operating Partnerships Total Expenses	7,875,985		8,359,074
NET LOSS	(1,963,805)		(2,324,241)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,554,735)	[1]	(1,706,131)	[2]
Net income (loss) allocated to other partners	(409,070)		(618,110)
Series Thirty Eight [Member]
Revenues
Rent	4,468,299		4,409,070
Interest and other	198,322		189,388
Operating Partnerships Revenues	4,666,621		4,598,458
Expenses
Interest	997,278		1,042,183
Depreciation and amortization	1,186,607		1,470,446
Taxes and insurance	586,193		546,194
Repairs and maintenance	789,296		779,093
Operating expenses	1,664,967		1,745,583
Impairment loss	0		4,471,725
Other expenses	134,556		132,825
Operating Partnerships Total Expenses	5,358,897		10,188,049
NET LOSS	(692,276)		(5,589,591)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(470,966)	[1]	(2,839,766)	[2]
Net income (loss) allocated to other partners	(221,310)		(2,749,825)
Series Thirty Nine [Member]
Revenues
Rent	3,493,551		3,457,171
Interest and other	230,400		327,190
Operating Partnerships Revenues	3,723,951		3,784,361
Expenses
Interest	782,342		794,491
Depreciation and amortization	1,062,080		1,354,639
Taxes and insurance	422,979		416,808
Repairs and maintenance	722,798		605,553
Operating expenses	1,533,442		1,624,265
Impairment loss	0		4,471,725
Other expenses	168,293		170,129
Operating Partnerships Total Expenses	4,691,934		9,437,610
NET LOSS	(967,983)		(5,653,249)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(696,905)	[1]	(3,017,505)	[2]
Net income (loss) allocated to other partners	(271,078)		(2,635,744)
Series Forty [Member]
Revenues
Rent	9,759,763		9,685,423
Interest and other	406,345		696,997
Operating Partnerships Revenues	10,166,108		10,382,420
Expenses
Interest	3,065,470		3,272,846
Depreciation and amortization	2,559,496		2,564,853
Taxes and insurance	1,337,080		1,337,434
Repairs and maintenance	1,510,497		1,456,627
Operating expenses	2,606,942		2,762,748
Impairment loss	0		0
Other expenses	168,243		73,125
Operating Partnerships Total Expenses	11,247,728		11,467,633
NET LOSS	(1,081,620)		(1,085,213)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(564,539)	[1]	(472,991)	[2]
Net income (loss) allocated to other partners	(517,081)		(612,222)
Series Forty One [Member]
Revenues
Rent	12,085,189		11,751,328
Interest and other	406,373		521,986
Operating Partnerships Revenues	12,491,562		12,273,314
Expenses
Interest	3,564,669		3,860,958
Depreciation and amortization	3,109,213		3,875,892
Taxes and insurance	1,389,326		1,392,140
Repairs and maintenance	1,876,465		1,985,781
Operating expenses	3,067,800		2,862,936
Impairment loss	0		0
Other expenses	209,349		141,077
Operating Partnerships Total Expenses	13,216,822		14,118,784
NET LOSS	(725,260)		(1,845,470)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(648,068)	[1]	(1,444,671)	[2]
Net income (loss) allocated to other partners	(77,192)		(400,799)
Series Forty Two [Member]
Revenues
Rent	10,464,730		11,193,581
Interest and other	314,315		333,681
Operating Partnerships Revenues	10,779,045		11,527,262
Expenses
Interest	2,561,019		3,056,584
Depreciation and amortization	2,953,899		3,977,746
Taxes and insurance	989,132		1,147,772
Repairs and maintenance	1,903,921		2,057,577
Operating expenses	3,185,289		3,476,514
Impairment loss	0		0
Other expenses	164,945		259,896
Operating Partnerships Total Expenses	11,758,205		13,976,089
NET LOSS	(979,160)		(2,448,827)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(906,635)	[1]	(850,067)	[2]
Net income (loss) allocated to other partners	(72,525)		(1,598,760)
Series Forty Three [Member]
Revenues
Rent	9,746,620		9,364,550
Interest and other	386,064		413,614
Operating Partnerships Revenues	10,132,684		9,778,164
Expenses
Interest	2,383,554		2,461,670
Depreciation and amortization	3,156,153		3,143,748
Taxes and insurance	952,266		917,458
Repairs and maintenance	1,749,546		1,729,245
Operating expenses	3,214,566		3,309,603
Impairment loss	0		0
Other expenses	147,196		170,855
Operating Partnerships Total Expenses	11,603,281		11,732,579
NET LOSS	(1,470,597)		(1,954,415)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(459,909)	[1]	(935,966)	[2]
Net income (loss) allocated to other partners	(1,010,688)		(1,018,449)
Series Forty Four [Member]
Revenues
Rent	9,363,405		9,169,133
Interest and other	298,125		285,490
Operating Partnerships Revenues	9,661,530		9,454,623
Expenses
Interest	3,215,927		3,256,640
Depreciation and amortization	2,832,942		2,918,920
Taxes and insurance	908,796		966,510
Repairs and maintenance	1,867,320		1,546,000
Operating expenses	3,125,238		2,972,811
Impairment loss	3,256,264		0
Other expenses	97,173		114,131
Operating Partnerships Total Expenses	15,303,660		11,775,012
NET LOSS	(5,642,130)		(2,320,389)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(4,425,568)	[1]	(1,374,242)	[2]
Net income (loss) allocated to other partners	(1,216,562)		(946,147)
Series Forty Five [Member]
Revenues
Rent	11,006,877		10,842,982
Interest and other	393,017		349,035
Operating Partnerships Revenues	11,399,894		11,192,017
Expenses
Interest	2,670,928		2,673,689
Depreciation and amortization	3,244,996		3,358,204
Taxes and insurance	1,344,030		1,415,554
Repairs and maintenance	2,096,510		2,138,921
Operating expenses	3,950,971		3,971,103
Impairment loss	0		0
Other expenses	188,513		190,487
Operating Partnerships Total Expenses	13,495,948		13,747,958
NET LOSS	(2,096,054)		(2,555,941)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,271,775)	[1]	(1,293,082)	[2]
Net income (loss) allocated to other partners	(824,279)		(1,262,859)
Series Forty Six [Member]
Revenues
Rent	5,760,603		5,670,171
Interest and other	215,378		328,676
Operating Partnerships Revenues	5,975,981		5,998,847
Expenses
Interest	1,353,678		1,444,188
Depreciation and amortization	1,514,134		1,515,328
Taxes and insurance	694,880		726,435
Repairs and maintenance	1,036,070		1,175,608
Operating expenses	1,960,941		1,940,448
Impairment loss	0		0
Other expenses	49,726		46,860
Operating Partnerships Total Expenses	6,609,429		6,848,867
NET LOSS	(633,448)		(850,020)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(585,312)		(705,660)
Net income (loss) allocated to other partners	$ (48,136)		$ (144,360)

[1]	Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series Twenty [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 220,356	$ 536,012
Series Twenty One [Member]
Income Loss Not Recognized Under Equity Method Accounting	86,888	156,402
Series Twenty Two [Member]
Income Loss Not Recognized Under Equity Method Accounting	159,268	588,334
Series Twenty Three [Member]
Income Loss Not Recognized Under Equity Method Accounting	178,090	402,596
Series Twenty Four [Member]
Income Loss Not Recognized Under Equity Method Accounting	428,611	469,351
Series Twenty Five [Member]
Income Loss Not Recognized Under Equity Method Accounting	130,543	169,546
Proceeds from Limited Partnership Investments	618,889
Series Twenty Six [Member]
Income Loss Not Recognized Under Equity Method Accounting	900,257	1,187,293
Series Twenty Seven [Member]
Income Loss Not Recognized Under Equity Method Accounting	262,813	331,280
Series Twenty Eight [Member]
Income Loss Not Recognized Under Equity Method Accounting	888,944	968,689
Series Twenty Nine [Member]
Income Loss Not Recognized Under Equity Method Accounting	1,439,168	949,962
Series Thirty [Member]
Income Loss Not Recognized Under Equity Method Accounting	680,994	739,185
Series Thirty One [Member]
Income Loss Not Recognized Under Equity Method Accounting	2,070,330	1,464,658
Series Thirty Two [Member]
Income Loss Not Recognized Under Equity Method Accounting	1,389,322	1,492,651
Series Thirty Three [Member]
Income Loss Not Recognized Under Equity Method Accounting	615,022	631,989
Series Thirty Four [Member]
Income Loss Not Recognized Under Equity Method Accounting	1,312,415	1,509,143
Series Thirty Five [Member]
Income Loss Not Recognized Under Equity Method Accounting	767,266	774,863
Series Thirty Six [Member]
Income Loss Not Recognized Under Equity Method Accounting	478,049	680,056
Series Thirty Seven [Member]
Income Loss Not Recognized Under Equity Method Accounting	1,554,735	1,673,310
Series Thirty Eight [Member]
Income Loss Not Recognized Under Equity Method Accounting	446,193	2,708,461
Series Thirty Nine [Member]
Income Loss Not Recognized Under Equity Method Accounting	607,980	2,650,044
Series Forty [Member]
Income Loss Not Recognized Under Equity Method Accounting	419,385	122,269
Series Forty One [Member]
Income Loss Not Recognized Under Equity Method Accounting	333,869	726,679
Series Forty Two [Member]
Income Loss Not Recognized Under Equity Method Accounting	527,871	396,622
Series Forty Three [Member]
Income Loss Not Recognized Under Equity Method Accounting	134,805	461,452
Series Forty Four [Member]
Income Loss Not Recognized Under Equity Method Accounting	4,133,937	696,097
Series Forty Five [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 522,878	$ 45,087

NOTES RECEIVABLE (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Notes receivable	$ 69,698	$ 69,698
Series Twenty [Member]
Notes receivable	0	0
Series Twenty One [Member]
Notes receivable	0	0
Series Twenty Two [Member]
Notes receivable	0	0
Series Twenty Three [Member]
Notes receivable	0	0
Series Twenty Four [Member]
Notes receivable	0	0
Series Twenty Five [Member]
Notes receivable	0	0
Series Twenty Six [Member]
Notes receivable	0	0
Series Twenty Seven [Member]
Notes receivable	0	0
Series Twenty Eight [Member]
Notes receivable	0	0
Series Twenty Nine [Member]
Notes receivable	0	0
Series Thirty [Member]
Notes receivable	0	0
Series Thirty One [Member]
Notes receivable	0	0
Series Thirty Two [Member]
Notes receivable	46,908	46,908
Series Thirty Three [Member]
Notes receivable	0	0
Series Thirty Four [Member]
Notes receivable	0	0
Series Thirty Five [Member]
Notes receivable	0	0
Series Thirty Six [Member]
Notes receivable	0	0
Series Thirty Seven [Member]
Notes receivable	0	0
Series Thirty Eight [Member]
Notes receivable	0	0
Series Thirty Nine [Member]
Notes receivable	0	0
Series Forty [Member]
Notes receivable	0	0
Series Forty One [Member]
Notes receivable	0	0
Series Forty Two [Member]
Notes receivable	22,790	22,790
Series Forty Three [Member]
Notes receivable	0	0
Series Forty Four [Member]
Notes receivable	0	0
Series Forty Five [Member]
Notes receivable	0	0
Series Forty Six [Member]
Notes receivable	$ 0	$ 0

NOTES RECEIVABLE (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Notes receivable	$ 69,698	$ 69,698
Notes Receivable Interest Rate Terms	ranging from 3.00% to prime + 1.00%.
Prime Rate	3.25%	3.25%

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income (loss) for financial reporting purposes	$ (9,286,324)	$ (26,444,927)
Operating limited partnership rents received in advance	27,748	(25,330)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,085,849)	3,223,033
Other	5,372,512	10,095,286
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(20,689,989)	(22,532,031)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,562,753)	(6,367,770)
Impairment loss not recognized for tax purposes	9,932,388	16,692,807
Operating limited partnership impairment loss not recognized for tax purposes	3,255,938	4,381,396
Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,320,275)	(4,871,911)
Income (loss) for tax return purposes	(29,356,604)	(25,849,447)
Series Twenty [Member]
Net income (loss) for financial reporting purposes	(132,037)	709,830
Operating limited partnership rents received in advance	(9,847)	(792)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(182,010)	(485,260)
Other	1,187,690	1,046,852
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(220,356)	(536,012)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(88,946)	(101,262)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(633,924)	(229,931)
Income (loss) for tax return purposes	(79,430)	403,425
Series Twenty One [Member]
Net income (loss) for financial reporting purposes	(94,652)	77,461
Operating limited partnership rents received in advance	20,766	(17,340)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(7,920)	(65,953)
Other	954,139	532,053
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(86,888)	(156,402)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(176,857)	(161,852)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(108,953)	(15,785)
Income (loss) for tax return purposes	499,635	192,182
Series Twenty Two [Member]
Net income (loss) for financial reporting purposes	173,710	(199,453)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(106,926)	77,268
Other	482,776	548,081
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(159,268)	(588,334)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(82,051)	0
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(193,569)	(559,466)
Income (loss) for tax return purposes	114,672	(721,904)
Series Twenty Three [Member]
Net income (loss) for financial reporting purposes	7,680	(176,389)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	50,289	48,983
Other	(7,338)	158,495
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(178,090)	(402,596)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(221,153)	(205,269)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(78,968)	(564,133)
Income (loss) for tax return purposes	(427,580)	(1,140,909)
Series Twenty Four [Member]
Net income (loss) for financial reporting purposes	1,665,868	24,116
Operating limited partnership rents received in advance	(995)	(1,330)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(199,408)	57,757
Other	1,435,560	(104,260)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(428,611)	(469,351)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(79,286)	(83,214)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,789,948)	(153,169)
Income (loss) for tax return purposes	603,180	(729,451)
Series Twenty Five [Member]
Net income (loss) for financial reporting purposes	3,048,059	1,220,041
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(914,217)	(1,240,982)
Other	1,257,686	931,841
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(130,543)	(169,546)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,726)	0
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,074,777)	(153,645)
Income (loss) for tax return purposes	(907,518)	587,709
Series Twenty Six [Member]
Net income (loss) for financial reporting purposes	1,778,373	(148,277)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,061,461)	260,248
Other	(2,342,668)	257,584
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(900,257)	(1,187,293)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(384,543)	(410,051)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(667,681)	(1,324,478)
Income (loss) for tax return purposes	(4,578,237)	(2,552,267)
Series Twenty Seven [Member]
Net income (loss) for financial reporting purposes	416,424	(273,280)
Operating limited partnership rents received in advance	(26)	(286)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(571,566)	33,712
Other	(468,704)	7,695
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(262,813)	(331,280)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(303,209)	(179,576)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(793,118)	(1,090,434)
Income (loss) for tax return purposes	(1,983,012)	(1,833,449)
Series Twenty Eight [Member]
Net income (loss) for financial reporting purposes	145,521	(266,396)
Operating limited partnership rents received in advance	(203)	(1,956)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(83,328)	330,768
Other	(532,107)	915,610
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(888,944)	(968,689)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(279,724)	(261,242)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(88,847)	(43,419)
Income (loss) for tax return purposes	(1,727,632)	(295,324)
Series Twenty Nine [Member]
Net income (loss) for financial reporting purposes	(445,991)	(299,048)
Operating limited partnership rents received in advance	7,127	(12,543)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	281,404	331,404
Other	34,138	782,620
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,439,168)	(949,962)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(362,360)	(266,622)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	45,923	6,612
Income (loss) for tax return purposes	(1,878,927)	(407,539)
Series Thirty [Member]
Net income (loss) for financial reporting purposes	(99,836)	(187,318)
Operating limited partnership rents received in advance	0	(4,323)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	65,063	74,144
Other	548,253	317,452
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(680,994)	(739,185)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(174,505)	(242,186)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(94,152)	(23,091)
Income (loss) for tax return purposes	(436,171)	(804,507)
Series Thirty One [Member]
Net income (loss) for financial reporting purposes	(173,701)	(391,897)
Operating limited partnership rents received in advance	(2,488)	(17,822)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	222,463	364,152
Other	445,811	1,081,043
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,070,330)	(1,464,658)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(472,089)	(661,460)
Impairment loss not recognized for tax purposes	0	31,776
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(47,842)	44,653
Income (loss) for tax return purposes	(2,098,176)	(1,014,213)
Series Thirty Two [Member]
Net income (loss) for financial reporting purposes	(250,554)	(341,661)
Operating limited partnership rents received in advance	(112)	14,054
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	181,115	223,428
Other	515,613	175,525
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,389,322)	(1,492,651)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(230,122)	(277,002)
Impairment loss not recognized for tax purposes	0	12,173
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(99,306)	(371,358)
Income (loss) for tax return purposes	(1,272,688)	(2,057,492)
Series Thirty Three [Member]
Net income (loss) for financial reporting purposes	(123,940)	(92,813)
Operating limited partnership rents received in advance	498	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	48,408	129,714
Other	52,777	(269,603)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(615,022)	(631,989)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(149,574)	(147,498)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(29,581)	(46,541)
Income (loss) for tax return purposes	(816,434)	(1,058,730)
Series Thirty Four [Member]
Net income (loss) for financial reporting purposes	(241,582)	(367,740)
Operating limited partnership rents received in advance	3,672	1,085
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	274,896	293,196
Other	1,201,511	346,459
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,312,415)	(1,509,143)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,537)	(263,619)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(71,194)	49,198
Income (loss) for tax return purposes	(334,649)	(1,450,564)
Series Thirty Five [Member]
Net income (loss) for financial reporting purposes	(229,818)	(320,129)
Operating limited partnership rents received in advance	0	(3,664)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	213,030	228,360
Other	(406,637)	80,802
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(767,266)	(774,863)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(275,425)	(302,349)
Impairment loss not recognized for tax purposes	0	15,474
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(148,045)	(106,958)
Income (loss) for tax return purposes	(1,614,161)	(1,183,327)
Series Thirty Six [Member]
Net income (loss) for financial reporting purposes	1,171,987	(191,788)
Operating limited partnership rents received in advance	1,032	886
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	104,061	160,596
Other	483,466	173,437
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(478,049)	(680,056)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(147,886)	(320,433)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(918,088)	(87,890)
Income (loss) for tax return purposes	216,523	(945,248)
Series Thirty Seven [Member]
Net income (loss) for financial reporting purposes	(195,816)	(208,996)
Operating limited partnership rents received in advance	(512)	14,466
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	104,864	204,864
Other	309,920	567,323
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,554,735)	(1,673,310)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(170,075)	(199,553)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(92,399)	(96,636)
Income (loss) for tax return purposes	(1,598,753)	(1,391,842)
Series Thirty Eight [Member]
Net income (loss) for financial reporting purposes	(143,068)	(1,076,160)
Operating limited partnership rents received in advance	3,332	3,043
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	64,400	164,400
Other	139,501	86,752
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(446,193)	(2,708,461)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(388,648)	(239,198)
Impairment loss not recognized for tax purposes	0	768,169
Operating limited partnership impairment loss not recognized for tax purposes	0	2,190,698
Difference due to fiscal year for book purposes and calendar year for tax purposes	(135,875)	(91,904)
Income (loss) for tax return purposes	(906,551)	(902,661)
Series Thirty Nine [Member]
Net income (loss) for financial reporting purposes	(254,218)	(1,392,463)
Operating limited partnership rents received in advance	2,031	4,146
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	86,800	136,800
Other	138,327	355,807
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(607,980)	(2,650,044)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(269,222)	(116,566)
Impairment loss not recognized for tax purposes	31,426	867,465
Operating limited partnership impairment loss not recognized for tax purposes	0	2,190,698
Difference due to fiscal year for book purposes and calendar year for tax purposes	(94,884)	(84,595)
Income (loss) for tax return purposes	(967,720)	(688,752)
Series Forty [Member]
Net income (loss) for financial reporting purposes	(506,558)	(2,411,765)
Operating limited partnership rents received in advance	1,336	2,631
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	200,016
Other	236,679	145,349
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(419,385)	(122,269)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(193,586)	(168,637)
Impairment loss not recognized for tax purposes	159,516	1,833,033
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(130,421)	(103,388)
Income (loss) for tax return purposes	(652,403)	(625,030)
Series Forty One [Member]
Net income (loss) for financial reporting purposes	(1,379,525)	(2,401,457)
Operating limited partnership rents received in advance	583	(1,781)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	213,068	238,068
Other	167,716	81,830
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(333,869)	(726,679)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(244,603)	(213,703)
Impairment loss not recognized for tax purposes	686,802	1,267,710
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(21,986)	26,852
Income (loss) for tax return purposes	(911,814)	(1,729,160)
Series Forty Two [Member]
Net income (loss) for financial reporting purposes	(1,816,283)	(2,368,983)
Operating limited partnership rents received in advance	880	(1,393)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	99,240	249,780
Other	53,575	205,103
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(527,871)	(396,622)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(249,496)	(232,974)
Impairment loss not recognized for tax purposes	1,141,092	1,587,363
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(51,368)	(36,491)
Income (loss) for tax return purposes	(1,350,231)	(994,217)
Series Forty Three [Member]
Net income (loss) for financial reporting purposes	(2,884,319)	(3,114,804)
Operating limited partnership rents received in advance	674	(2,411)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	281,780	306,780
Other	(245,073)	609,140
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(134,805)	(461,452)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(211,864)	(233,409)
Impairment loss not recognized for tax purposes	2,181,276	2,201,172
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(58,003)	(51,330)
Income (loss) for tax return purposes	(1,070,334)	(746,314)
Series Forty Four [Member]
Net income (loss) for financial reporting purposes	(1,930,330)	(3,379,213)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	259,700	284,698
Other	(491,708)	900,810
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(4,133,937)	(696,097)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(334,458)	(264,358)
Impairment loss not recognized for tax purposes	981,206	2,156,011
Operating limited partnership impairment loss not recognized for tax purposes	3,255,938	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	256,128	178,785
Income (loss) for tax return purposes	(2,137,461)	(819,364)
Series Forty Five [Member]
Net income (loss) for financial reporting purposes	(3,626,224)	(5,737,784)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	140,862	366,564
Other	352,267	190,602
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(522,878)	(45,087)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(349,757)	(365,601)
Impairment loss not recognized for tax purposes	2,475,746	3,838,473
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(120,732)	99,463
Income (loss) for tax return purposes	(1,650,716)	(1,653,370)
Series Forty Six [Member]
Net income (loss) for financial reporting purposes	(3,165,494)	(3,128,561)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	149,528	249,528
Other	(130,658)	(29,116)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	(440,051)	(450,136)
Impairment loss not recognized for tax purposes	2,275,324	2,113,988
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(78,665)	(42,832)
Income (loss) for tax return purposes	$ (1,390,016)	$ (1,287,129)

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Investments in operating limited partnerships - tax return	$ 95,791,218	$ 125,120,427
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	83,929,078	80,780,371
Impairment loss in investment in operating limited partnerships	(226,099,776)	(232,429,918)
Historic tax credits - cumulative	978,267	978,267
Less share of loss	(1,326,821)	(1,482,646)
Operating limited partnership impairment loss not recognized for tax purposes	3,256,264	4,381,396
Other	57,077,708	49,141,153
Investments in operating limited partnerships - as reported	13,605,938	26,489,050
Series Twenty [Member]
Investments in operating limited partnerships - tax return	(2,702,097)	(2,819,217)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,747,749	2,885,315
Impairment loss in investment in operating limited partnerships	(1,648,785)	(1,648,785)
Historic tax credits - cumulative	570,617	570,617
Less share of loss	(86,256)	(86,256)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,118,772	1,098,326
Investments in operating limited partnerships - as reported	0	0
Series Twenty One [Member]
Investments in operating limited partnerships - tax return	(1,709,448)	(2,420,607)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,799,954	2,808,604
Impairment loss in investment in operating limited partnerships	(118,301)	(197,154)
Historic tax credits - cumulative	0	0
Less share of loss	(219,339)	(236,024)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(752,866)	45,181
Investments in operating limited partnerships - as reported	0	0
Series Twenty Two [Member]
Investments in operating limited partnerships - tax return	(2,855,486)	(2,782,080)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,729,559	4,966,027
Impairment loss in investment in operating limited partnerships	(1,725,087)	(3,958,929)
Historic tax credits - cumulative	223,537	223,537
Less share of loss	(25,824)	(90,435)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,653,301	1,641,880
Investments in operating limited partnerships - as reported	0	0
Series Twenty Three [Member]
Investments in operating limited partnerships - tax return	1,047,798	1,537,309
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,074,441	2,695,647
Impairment loss in investment in operating limited partnerships	(6,344,121)	(7,715,907)
Historic tax credits - cumulative	0	0
Less share of loss	(54,934)	(49,191)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,276,816	3,532,142
Investments in operating limited partnerships - as reported	0	0
Series Twenty Four [Member]
Investments in operating limited partnerships - tax return	(1,087,314)	(306,238)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,181,496	3,600,661
Impairment loss in investment in operating limited partnerships	(2,395,773)	(3,630,235)
Historic tax credits - cumulative	0	0
Less share of loss	(37,933)	(81,405)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	339,524	417,217
Investments in operating limited partnerships - as reported	0	0
Series Twenty Five [Member]
Investments in operating limited partnerships - tax return	1,546,192	2,852,474
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	476,326	604,305
Impairment loss in investment in operating limited partnerships	(3,403,453)	(5,280,243)
Historic tax credits - cumulative	0	0
Less share of loss	(31,239)	(50,739)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,412,174	1,874,203
Investments in operating limited partnerships - as reported	0	0
Series Twenty Six [Member]
Investments in operating limited partnerships - tax return	(3,672,336)	1,272,176
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,192,769	6,132,941
Impairment loss in investment in operating limited partnerships	(5,322,693)	(11,211,839)
Historic tax credits - cumulative	0	0
Less share of loss	(114,788)	(120,610)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,917,048	3,927,332
Investments in operating limited partnerships - as reported	0	0
Series Twenty Seven [Member]
Investments in operating limited partnerships - tax return	(458,437)	574,567
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,149,024	2,165,786
Impairment loss in investment in operating limited partnerships	(6,453,941)	(6,900,647)
Historic tax credits - cumulative	0	0
Less share of loss	(266,164)	(266,164)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	5,029,518	4,426,458
Investments in operating limited partnerships - as reported	0	0
Series Twenty Eight [Member]
Investments in operating limited partnerships - tax return	9,982,115	11,764,927
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,317,018	2,807,444
Impairment loss in investment in operating limited partnerships	(16,711,233)	(16,993,020)
Historic tax credits - cumulative	0	0
Less share of loss	(99,756)	(111,234)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,511,856	2,531,883
Investments in operating limited partnerships - as reported	0	0
Series Twenty Nine [Member]
Investments in operating limited partnerships - tax return	878,137	2,638,400
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,193,417	5,819,395
Impairment loss in investment in operating limited partnerships	(10,932,738)	(10,929,833)
Historic tax credits - cumulative	0	0
Less share of loss	(265,241)	(265,241)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,126,425	2,737,279
Investments in operating limited partnerships - as reported	0	0
Series Thirty [Member]
Investments in operating limited partnerships - tax return	1,798,113	2,104,357
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,714,894	4,313,907
Impairment loss in investment in operating limited partnerships	(6,609,159)	(6,597,720)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,096,152	179,456
Investments in operating limited partnerships - as reported	0	0
Series Thirty One [Member]
Investments in operating limited partnerships - tax return	2,105,367	4,227,006
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,706,614	5,956,178
Impairment loss in investment in operating limited partnerships	(14,021,758)	(15,609,298)
Historic tax credits - cumulative	0	0
Less share of loss	(125,347)	(125,347)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,335,124	5,551,461
Investments in operating limited partnerships - as reported	0	0
Series Thirty Two [Member]
Investments in operating limited partnerships - tax return	7,183,259	8,294,977
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,680,810	4,297,514
Impairment loss in investment in operating limited partnerships	(14,759,194)	(14,759,194)
Historic tax credits - cumulative	184,113	184,113
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,711,012	1,982,590
Investments in operating limited partnerships - as reported	0	0
Series Thirty Three [Member]
Investments in operating limited partnerships - tax return	5,219,230	5,930,551
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,093,741	1,478,719
Impairment loss in investment in operating limited partnerships	(9,101,023)	(9,065,379)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,788,052	1,656,109
Investments in operating limited partnerships - as reported	0	0
Series Thirty Four [Member]
Investments in operating limited partnerships - tax return	4,847,738	5,145,089
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,593,961	7,533,477
Impairment loss in investment in operating limited partnerships	(11,601,216)	(11,558,475)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,159,517	(1,120,091)
Investments in operating limited partnerships - as reported	0	0
Series Thirty Five [Member]
Investments in operating limited partnerships - tax return	5,042,852	6,551,050
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,825,313	2,177,825
Impairment loss in investment in operating limited partnerships	(11,273,719)	(12,350,565)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,405,554	3,621,690
Investments in operating limited partnerships - as reported	0	0
Series Thirty Six [Member]
Investments in operating limited partnerships - tax return	667,274	1,644,245
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,170,643	3,663,065
Impairment loss in investment in operating limited partnerships	(7,216,579)	(7,658,323)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	5,378,662	2,351,013
Investments in operating limited partnerships - as reported	0	0
Series Thirty Seven [Member]
Investments in operating limited partnerships - tax return	2,510,968	3,931,205
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,018,176	3,463,441
Impairment loss in investment in operating limited partnerships	(8,855,671)	(8,613,319)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,326,527	1,218,673
Investments in operating limited partnerships - as reported	0	0
Series Thirty Eight [Member]
Investments in operating limited partnerships - tax return	6,780,035	7,529,386
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,181,015	2,734,822
Impairment loss in investment in operating limited partnerships	(10,498,790)	(10,442,358)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	2,190,698
Other	537,740	(1,982,515)
Investments in operating limited partnerships - as reported	0	30,033
Series Thirty Nine [Member]
Investments in operating limited partnerships - tax return	5,291,296	6,127,209
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,282,894	2,674,914
Impairment loss in investment in operating limited partnerships	(7,420,197)	(7,386,007)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	2,190,698
Other	(1,153,993)	(3,478,862)
Investments in operating limited partnerships - as reported	0	127,952
Series Forty [Member]
Investments in operating limited partnerships - tax return	8,209,133	8,740,575
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	639,318	219,933
Impairment loss in investment in operating limited partnerships	(10,596,325)	(10,436,808)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,747,874	1,783,620
Investments in operating limited partnerships - as reported	0	307,320
Series Forty One [Member]
Investments in operating limited partnerships - tax return	1,583,326	2,328,355
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,480,788	1,415,040
Impairment loss in investment in operating limited partnerships	(6,968,657)	(6,398,746)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,904,543	3,547,949
Investments in operating limited partnerships - as reported	0	892,598
Series Forty Two [Member]
Investments in operating limited partnerships - tax return	6,214,105	7,365,274
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,497,482	1,218,759
Impairment loss in investment in operating limited partnerships	(10,059,798)	(8,918,705)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,458,129	2,010,900
Investments in operating limited partnerships - as reported	109,918	1,676,228
Series Forty Three [Member]
Investments in operating limited partnerships - tax return	8,778,167	9,767,002
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,834,207	2,039,866
Impairment loss in investment in operating limited partnerships	(11,853,725)	(9,563,330)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,709,259	1,778,404
Investments in operating limited partnerships - as reported	1,467,908	4,021,942
Series Forty Four [Member]
Investments in operating limited partnerships - tax return	3,800,040	5,819,206
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,568,883	2,851,078
Impairment loss in investment in operating limited partnerships	(8,041,733)	(7,156,290)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	3,256,264	0
Other	(4,504,236)	851,874
Investments in operating limited partnerships - as reported	1,079,218	2,365,868
Series Forty Five [Member]
Investments in operating limited partnerships - tax return	13,291,628	14,615,954
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	778,586	255,708
Impairment loss in investment in operating limited partnerships	(12,456,025)	(9,980,277)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,339,358	3,337,422
Investments in operating limited partnerships - as reported	4,953,547	8,228,807
Series Forty Six [Member]
Investments in operating limited partnerships - tax return	11,499,563	12,687,275
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	(9,710,082)	(7,468,532)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,205,866	3,619,559
Investments in operating limited partnerships - as reported	$ 5,995,347	$ 8,838,302

CASH EQUIVALENTS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Equivalents	$ 10,128,188	$ 7,488,933
Money Market Accounts Interest Rate Minimum	0.10%
Money Market Accounts Interest Rate Maximum	0.45%

SUBSEQUENT EVENTS (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Percentage Of Agreement To Sell To Operating Limited Partnership		49.00%
Estimated Cash Proceeds To Operating Partnership		$ 122,500
Estimated Gain On The Sale Of The Operating Partnerships	$ 50,000